As filed with the Securities and Exchange Commission on April 14, 2023

Registration Nos. 33-22884

811-05577

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 115	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 117

The Glenmede Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

1Lincoln Street, Floor 8

SFC0805

Boston, MA 02111

(Address of Principal Executive Offices)

Registrant’s Telephone Number:

1-800-442-8299

Michael P. Malloy, Esq.

Secretary

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☐	on ___________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(i)
☐	on __________________ pursuant to paragraph (a)(i)
☒	75 days after filing pursuant to paragraph (a)(ii)
☐	on ____________ pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SUBJECT TO COMPLETION. THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

THE GLENMEDE FUND, INC.

Muni Enrichment Portfolio ([TICKER SYMBOL])

Prospectus

June [ ], 2023

Investment Advisor

Glenmede Investment Management LP

The Securities and Exchange Commission has not approved or disapproved the Portfolio’s securities or determined if this Prospectus is accurate or complete. It is a criminal offense to state otherwise.

SUMMARY SECTION

Muni Enrichment Portfolio

Investment Objective: A high level of current income exempt from regular federal income tax and consistent with what Glenmede Investment Management LP (the “Advisor”) considers to be an appropriate level of risk.

Fees and Expenses of the Portfolio: This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the table and example below.

Annual Portfolio Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.00%
Other Expenses[1]	0.10%

Total Annual Portfolio Operating Expenses	0.10%
Expense Reimbursements[2]	0.00%
Net Expenses	0.10%

[1]	Other Expenses are based on estimated amounts for the first full fiscal year of the Portfolio.
[2]

The Advisor has contractually agreed to reimburse expenses to the extent the Portfolio’s annual total operating expenses exceed 0.10% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these reimbursements until at least February 28, 2025 and may discontinue this arrangement at any time thereafter. This contractual expense reimbursement agreement may not be terminated before February 28, 2025 without the approval of The Glenmede Fund, Inc. (the “Glenmede Fund”) Board of Directors (the “Board”).

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, taking into account the expense reimbursement in the first year of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$10	$32

Portfolio Turnover: The Portfolio pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. Prior to the date of this Prospectus, the Portfolio had not commenced operations and did not have a portfolio turnover rate.

Principal Investment Strategies: Under normal market circumstances, the Portfolio will invest at least 80% of the value of its net assets (including borrowings for investment purposes) in investment grade municipal bonds issued by the states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities that pay interest that is exempt from regular federal income tax, but, in certain instances, may be subject to federal alternative minimum tax. The federal alternative minimum tax is a federal income tax imposed on non-corporate taxpayers calculated separately from the regular federal income tax. It is designed to prevent non-corporate taxpayers from using certain deductions and credits (called tax-preference items) to pay little or no taxes. Certain private activity bonds pay interest that may be treated as a tax-preference item under the federal alternative minimum tax. To the extent that the Portfolio invests in private activity bonds, a portion of the Portfolio’s dividends may be subject to federal income tax for shareholders subject to federal alternative minimum tax. The Portfolio may also invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. The Portfolio expects to maintain a dollar-weighted average maturity of 3 to 10 years. The Portfolio purchases municipal obligations that the Advisor believes have the best value compared to securities of similar credit quality and maturity range. The Portfolio generally sells municipal obligations for a number of reasons, including a change in credit quality, to extend maturity, to increase yield or to raise funds to cover redemptions.

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The Portfolio will invest in securities that are rated investment grade at the time of purchase. A security is investment grade if it is rated within the top four rating categories by a nationally recognized statistical rating organization (a “NRSRO”) or unrated, but in the opinion of the Advisor, of comparable quality at the time of purchase. If a portfolio security’s rating is reduced to below investment grade, the Advisor will dispose of the security in an orderly fashion as soon as practicable.

Principal Investment Risks: All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. The strategy that the Advisor uses may fail to produce the intended result. Each risk summarized below is considered a “principal risk” of investing in the Portfolio, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions and other factors. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The net asset value (“NAV”) of the Portfolio will fluctuate. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you seek a regular stream of income with higher potential returns than money market funds and if you are also willing to accept more risk.

Interest Rate Risk: The value of fixed income securities tends to fluctuate with changes in interest rates. Generally, their value will decrease when interest rates rise and increase when interest rates fall. Therefore, you could lose money by investing in the Portfolio. Fixed income securities with longer maturities are more susceptible to interest rate fluctuations than those with shorter maturities. Therefore, the risk of interest rate fluctuation is greater to the extent that the Portfolio invests in long-term securities. Recently, there have been signs of inflationary price movements and interest rates have been rising. As such, fixed income and related markets may experience heightened levels of interest rate volatility and liquidity risk. Changes in market conditions and government action may have adverse effects on investments, volatility, and liquidity in debt markets, potentially negatively impacting the Portfolio’s performance and disrupting portfolio management by increased shareholder redemptions. A sharp rise in interest rates could cause the value of the Portfolio’s investments to decline.

Credit Risk: Fixed income securities are also subject to the risk that an issuer will be unable to make principal and interest payments when due which could adversely impact the Portfolio’s return and NAV.

Municipal Obligation Risk: Municipal security prices, payment of interest on, repayment of principal for, and the market for municipal securities can be significantly affected by economic and political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, healthcare, transportation and utilities, conditions in those market sectors can affect municipal bond prices. In addition, a portion or all of the interest received from certain tax-exempt municipal securities could become taxable as a result of political and legislative changes, noncompliant conduct of a municipal issuer or determinations by the Internal Revenue Service (the “IRS”). A credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or territory.

Government Agency Risk: Direct obligations of the U.S. Government such as Treasury bills, notes and bonds are supported by its full faith and credit. Indirect obligations issued by federal agencies and government-sponsored entities generally are not backed by the full faith and credit of the U.S. Treasury. Accordingly, while U.S. Government agencies and instrumentalities may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. Some of these indirect obligations may be supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others are supported only by the credit of the instrumentality.

Call Risk: The Portfolio is subject to call risk. Call risk is the risk that changes in interest rates may cause certain municipal securities to be paid off much sooner or later than expected, which could adversely affect a Portfolio’s value.

Market Risk: The market values of securities owned by the Portfolio may decline, at times sharply and unpredictably. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, interest rates, inflation rates or credit ratings, can affect the value of the Portfolio’s investments. Natural disasters, public health emergencies (including pandemics and epidemics), terrorism and other global unforeseeable events may lead to instability in world economies and markets, may lead to increased volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments. For example, the COVID-19 outbreak has resulted in serious economic disruptions globally. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Although vaccines for COVID-19 are available, the duration of the COVID-19 outbreak and its full impact is currently unknown, and it may exacerbate other risks that apply to the Portfolio.

New Portfolio Risk: The Portfolio is a recently organized portfolio of the Glenmede Fund with a limited operating history. There can be no assurance that the Portfolio will grow to, or maintain, an economically viable size, in which case the Board may determine to liquidate the Portfolio.

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Performance Information: Because the Portfolio had not commenced operations as of the date of this Prospectus, information on the Portfolio’s performance is not included in this section.

Investment Adviser: Glenmede Investment Management LP serves as investment advisor to the Portfolio.

Portfolio Managers: Robert M. Daly has been employed by the Advisor as Director of Fixed Income since September 2018. J. Douglas Wilson, Portfolio Manager of the Advisor, has been employed by the Advisor since September 2011. David M. Joyce, Portfolio Manager of the Advisor, has been employed by the Advisor since June 2014. Each of Messrs. Daly, Wilson and Joyce will manage the Portfolio upon commencement of operations.

Tax Information: The Portfolio anticipates that substantially all of its income distributions will be “exempt-interest dividends,” which are exempt from federal income taxes. However, some distributions may be taxable, such as distributions that are derived from accretion of market discounts, occasional taxable investments and distributions of short and long-term capital gains, or may be subject to the federal alternative minimum tax.

Purchase and Sale of Portfolio Shares:

NOT AVAILABLE TO THE GENERAL PUBLIC

Shares of the Portfolio may be purchased only by or on behalf of separately managed account clients where the Portfolio’s Advisor or an affiliate of the Advisor (each a “Managed Account Adviser”) has an agreement with the managed account program sponsor (the “Program Sponsor”), or directly with the client, to provide management or advisory services to the managed account or to the Program Sponsor for its use in managing such account. The Portfolio is intended to be used as a part of a broader investment program by certain separately managed account clients.

There are no minimum initial or subsequent investment requirements for the Portfolio. You may redeem shares at any time by contacting the Glenmede Trust Company, N.A. (“Glenmede Trust”) by telephone or facsimile or contacting the institution through which you purchased your shares.

Financial Intermediary Compensation: If you purchase shares of a Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT INVESTMENTS

Objective, Principal Strategies and Risks

To help you decide if the Muni Enrichment Portfolio (referred to sometimes herein as the “Portfolio”) is appropriate for you, this section looks more closely at the Portfolio’s investment objective, policies and risks. You should carefully consider your own investment goals, time horizon and risk tolerance before investing in the Portfolio.

The investment objective and strategies of the Muni Enrichment Portfolio may be changed by the Board without shareholder approval.

Muni Enrichment Portfolio

The Portfolio’s investment objective is to obtain a high level of current income exempt from regular federal income tax and consistent with what the Advisor considers to be an appropriate level of risk. The Portfolio attempts to achieve its objective by investing, under normal market circumstances, at least 80% of the value of its net assets (including borrowings for investment purposes) in municipal obligations that pay interest that is exempt from regular federal income tax, but may be subject to federal alternative minimum tax for non-corporate investors in the Portfolio.

Under normal market circumstances, the Portfolio will invest at least 80% of the value of its net assets (including borrowings for investment purposes) in investment grade municipal bonds issued by the states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities. This is a non-fundamental investment policy that can be changed by the Portfolio upon 60 days’ prior notice to shareholders. The investment objective and strategies of the Muni Enrichment Portfolio may be changed by the Board without shareholder approval.

The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal investment strategies in response to adverse market, economic, political or other conditions. Such investments may include, for example, cash, tax exempt money market funds and short-term instruments which meet the Portfolio’s credit criteria. To the extent the Portfolio employs a temporary defensive investment strategy, it may not achieve its investment objective. A defensive position, taken at the wrong time, would have an adverse impact on the Portfolio’s performance.

Investment Duration and Quality

The Portfolio will invest in securities that are rated investment grade at the time of purchase. A security is investment grade if it is rated within the top four rating categories by a NRSRO or unrated, but in the opinion of the Advisor, of comparable quality at the time of purchase. If a portfolio security’s rating is reduced to below the above levels, the Advisor will dispose of the security in an orderly fashion as soon as practicable.

Interest Rate Risks

Generally, a fixed income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they usually offer higher yields to compensate investors for the greater risks. Although governmental financial regulators, including the Federal Reserve, maintained historically low interest rates beginning in early 2020, interest rates have risen and are expected to continue to increase in the near future. A rising interest rate environment may cause investors to move out of fixed income securities and markets on a large scale, which could adversely affect the price and liquidity of such securities and also result in increased redemptions from the Portfolio. Recently, there have been signs of inflationary price movements. As such, fixed income and related markets may experience heightened levels of interest rate volatility and liquidity risk. Changes in market conditions and government action may have adverse effects on investments, volatility, and liquidity in debt markets, and any negative impact on fixed income securities could be swift and significant, potentially negatively impacting a Portfolio’s performance and disrupting portfolio management by increased shareholder redemptions. Substantial redemptions from bond and other income funds may worsen that impact. Dividend paying and other types of equity securities also may be adversely affected from an increase in interest rates.

Dollar weighted average maturity is a measure of how the Portfolio will react to interest rate changes. The stated maturity of a bond is the date the issuer must repay the bond’s entire principal value to an investor. A bond’s term to maturity is the number of years remaining to maturity. The Portfolio does not have a stated maturity, but does have a dollar-weighted average maturity. This is calculated by averaging the terms to maturity of bonds held by a Portfolio, with each maturity “weighted” according to the percentage of net assets it represents. The Portfolio expects to maintain a dollar-weighted average maturity of 3 to 10 years.

Credit Risks

The risk that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will default is known as “credit risk.” Although U.S. Government Securities are generally considered to be among the safest type of investment in terms of credit risk, they are not guaranteed against price movements due to

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changing interest rates. Obligations issued by some U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, such as the Government National Mortgage Association (“GNMA”), are backed by the full faith and credit of the U.S. Treasury, while obligations by others, such as Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks (“FHLBs”), are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity’s own resources. No assurance can be given that the U.S. Government would provide financial support to U.S. Government agencies, authorities, instrumentalities or sponsored enterprises if it is not obliged to do so by law.

On September 7, 2008, Fannie Mae and Freddie Mac (collectively the “GSEs”) were placed under the conservatorship of the Federal Housing Finance Agency to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving the GSEs’ assets and property and putting them in a sound and solvent condition. Under the conservatorship, the management of the GSEs was replaced. The long-term effect that this conservatorship will have on the securities issued or guaranteed by the GSEs is unclear. More information about the conservatorship is in Appendix A to the Statement of Additional Information (“SAI”).

Municipal obligations generally rank between U.S. Government Securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, may present the highest credit risk.

Lower quality debt securities generally have higher rates of interest to compensate investors for the greater risk and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged in part, by the credit ratings of the debt securities in which the Portfolio invests. Although ratings published by rating agencies are widely accepted measures of credit risk, credit ratings are only the opinions of the rating agencies issuing the ratings and are not guarantees as to credit quality or an evaluation of market risk. The Advisor relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Liquidity Risk

Certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Portfolio would like, adversely affecting the value of the Portfolio’s investments and its returns.

Municipal Securities

Municipal securities are debt obligations generally issued by a state, territory or possession of the United States (including the District of Columbia) or a political subdivision, agency, instrumentality or authority thereof to obtain funds for various public purposes, including the construction of public facilities. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor’s gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.

The two principal classifications of municipal securities are general obligation bonds and limited obligation or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities, such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.

The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. A credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or territory. For example, significant economic and financial difficulties in Puerto Rico have led certain credit rating agencies to downgrade Puerto Rican general obligation debt and certain issuers below investment grade and to continue to have a negative outlook on certain Puerto Rican issuers. Such downgrades and continued financial difficulties could lead to lower prices and increased likelihood of restructurings or default of Puerto Rican bonds which could negatively impact the market values and marketability of some or all of the municipal obligations of Puerto Rico. In addition, since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-exempt municipal securities could become taxable as a result of determinations by the IRS.

The Portfolio may also invest in private activity municipal bonds that may subject non-corporate shareholders to federal alternative minimum tax. Private activity bonds are a type of revenue bond that includes, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Many of these bonds do not generally

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constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.

The Portfolio may also invest in “moral obligation” bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Alternative Minimum Tax

The Portfolio has no limit as to the amount that can be invested in municipal securities that pay interest that may subject you to federal alternative minimum tax. Therefore, all or a portion of the Portfolio’s otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax.

Debt Obligations

Debt obligations of domestic and foreign companies may include a broad range of fixed and variable rate bonds, debentures and notes. The market value of securities held by the Portfolio is expected to vary according to factors such as changes in interest rates and changes in the average weighted maturity of the Portfolio.

Municipal Revenue Obligations

The Muni Enrichment Portfolio may invest 25% or more of its net assets in municipal obligations, which pay interest and principal from revenues of similar projects. The Muni Enrichment Portfolio may also invest up to 20% of its total assets in taxable investments including private activity bonds. Such investments involve risks presented by the laws and economic conditions relating to such projects and bonds. These securities do not carry the general obligation of the issuer and are not backed by taxing power.

In many cases, the IRS has not ruled on whether the interest received on a municipal obligation is tax-exempt. The Portfolio and the Advisor rely on the opinion of bond counsel to issuers at the time of issuance and will not review the bases for them.

Repurchase Agreements

Under normal circumstances, the Portfolio may subject no more than 20% of its total assets to repurchase agreements with qualified brokers, dealers, banks and other financial institutions deemed creditworthy by the Advisor.

In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security at a future date to the seller (a qualified bank or securities dealer) at an agreed upon price plus an agreed upon market rate of interest (itself unrelated to the coupon rate or date of maturity of the purchased security). The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by a Portfolio at not less than the agreed upon repurchase price. If the seller defaults on its repurchase obligation, the Portfolio holding such obligation suffers a loss to the extent that the proceeds from a sale of the underlying securities (including accrued interest) is less than the repurchase price (including accrued interest) under the agreement. In the event that such a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by the Portfolio might be delayed pending court action.

Selection of Investments

The Advisor evaluates the rewards and risks presented by all securities purchased by the Portfolio it manages and how it may advance such Portfolio’s investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

Other Types of Investments and Risks

In addition to the Portfolio’s principal investment strategies and risks, and the particular types of securities which the Portfolio may select for investment described above, the Portfolio may make other types of investments and pursue other investment strategies in support of its overall investment goal. Information about some of these investments and strategies and other risks is provided below. More information about these and other supplemental investment strategies and the risks involved are described in the SAI.

Investments in Other Investment Companies: To the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), the Portfolio may invest in shares of other registered investment companies, including closed-end funds and ETFs. If the Portfolio invests in shares of another registered investment company, shareholders would bear not only their proportionate share of the Portfolio’s expenses, but also management fees and other expenses paid by the other fund. Any investment in a closed-end fund or an ETF generally presents the same primary risks as an investment in a conventional open-end fund that has the same investment objectives, strategies and policies. Additionally, the risks of owning a closed-end fund or an ETF generally reflect the risks of owning the underlying securities that such fund invests in or is designed to track, although the lack of liquidity of an ETF could result in it being more volatile.

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In addition, ETFs and closed-end funds do not necessarily trade at the NAV of their underlying securities, which means that these funds could potentially trade above or below the value of their underlying portfolios and may result in a loss. Finally, because ETFs and closed-end funds trade like stocks on exchanges, they are subject to trading and commission costs.

The Securities and Exchange Commission (“SEC”) has adopted revisions to the rules permitting funds to invest in other investment companies to streamline and enhance the regulatory framework applicable to fund of funds arrangements. While the rule permits more types of fund of fund arrangements without reliance on an exemptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures. Rule 12d1-4 of the 1940 Act went into effect on January 19, 2021. The rescission of the applicable exemptive orders and the withdrawal of the applicable no-action letters was effective on January 19, 2022.

Derivatives: The Portfolio may, but is not required to, use derivatives for hedging or risk management purposes. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Portfolio may use derivatives to hedge or adjust the risk profile of its investments, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets. Derivatives include listed and cleared transactions where a Portfolio’s derivative trade counterparty is an exchange or clearinghouse, and non-cleared, bilateral “over-the-counter” transactions that are privately negotiated and where a Portfolio’s derivative trade counterparty is a financial institution. Exchange-traded or cleared derivatives transactions tend to be subject to less counterparty credit risk than those that are bilateral and privately negotiated.

The use of derivatives may involve risks that are different from, or possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. These risks include the risk that the value of a derivative instrument may not correlate perfectly, or at all, with the value of the assets, reference rates, or indices that it is designed to track. Other risks include the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out an unfavorable position and the risk that the counterparty will not perform its obligations. Certain derivatives may have a leverage component and involve leverage risk. Adverse changes in the value or level of the underlying asset, note or index can result in a loss substantially greater than the Portfolio’s investment (in some cases, the potential loss is unlimited).

Rule 18f-4 under the 1940 Act, which was adopted on October 28, 2020 and had a final compliance deadline of August 19, 2022, permits a Portfolio to enter into derivatives transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of senior securities contained in section 18 of the 1940 Act, provided that the Portfolio complies with the conditions of the Rule. Section 18 of the 1940 Act, among other things, prohibits open-end funds, including the Portfolio, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”).

Under Rule 18f-4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which a Portfolio is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, and borrowed bonds), if a Portfolio elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and non-standard settlement cycle securities, unless the Portfolio intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”).

Rule 18f-4 under the 1940 Act provides for the regulation of the use of derivatives and certain related instruments by registered investment companies. Rule 18f-4 prescribes specific value-at-risk leverage limits for certain derivatives users. In addition, Rule 18f-4 requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements), and prescribes reporting requirements with respect to derivatives. Subject to certain conditions, if a fund qualifies as a “limited derivatives user,” as defined in Rule 18f-4, it is not subject to the full requirements of Rule 18f-4. In connection with the adoption of Rule 18f-4, the SEC rescinded certain of its prior guidance regarding asset segregation and coverage requirements in respect of derivatives transactions and related instruments. With respect to reverse repurchase agreements or other similar financing transactions in particular, Rule 18f-4 permits a fund to enter into such transactions if the fund either (i) complies with the asset coverage requirements of Section 18 of the 1940 Act, and combines the aggregate amount of indebtedness associated with all reverse repurchase agreements or similar financing with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio, or (ii) treats all reverse repurchase agreements or similar financing transactions as derivatives transactions for all purposes under Rule 18f-4. Rule 18f-4 could restrict a Portfolio’s ability to engage in certain derivatives transactions and/or increase the costs of such derivatives transactions, which could adversely affect the value or performance of the Portfolio.

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Swaps: The Portfolio may enter into swaps, including interest rate swaps, consumer price index swaps (“CPI swaps”) and swaps on a credit default index (sometimes referred to as a credit default swap index) (collectively, “swaps”), for hedging purposes. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon or calculated by reference to changes in specified prices or rates (e.g., interest rates in the case of interest rate swaps) for a specified amount of an underlying asset (the “notional” principal amount). Generally, the notional principal amount is used solely to calculate the payment stream, but is not exchanged. Most swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments). Certain standardized swaps, including certain interest rate swaps and credit default swaps, are subject to mandatory central clearing and are required to be executed through a regulated swap execution facility. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Portfolios post initial and variation margin to support their obligations under cleared swaps by making payments to their clearing member FCMs. Central clearing is intended to reduce counterparty credit risks and increase liquidity, but central clearing does not make swaps risk free. The SEC may adopt similar clearing and execution requirements in respect of certain security-based swaps under its jurisdiction. Privately negotiated swap agreements are two-party contracts entered into primarily by institutional investors and are not cleared through a third party, nor are these required to be executed on a regulated swap execution facility. Payments received by the Portfolio from swap agreements will result in taxable income, either as ordinary income or capital gains, rather than tax-exempt income, which will increase the amount of taxable distributions received by shareholders. The Portfolio’s investments in swap transactions may include the following:

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Interest Rate Swaps, Swaptions, Caps and Floors. Interest rate swaps involve the exchange by the Portfolio with another party of payments calculated by reference to specified interest rates (e.g., an exchange of floating-rate payments for fixed-rate payments). Unless there is a counterparty default, the risk of loss to the Portfolio from interest rate swap transactions is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. If the counterparty to an interest rate swap transaction defaults, the Portfolio’s risk of loss consists of the net amount of interest payments that the Portfolio contractually is entitled to receive.

An option on a swap agreement, also called a “swaption”, is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium”. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on an agreed principal amount from the party selling the interest rate floor. It may be more difficult for the Portfolio to trade or close out interest rate caps and floors in comparison to other types of swaps.

The value of interest rate transactions will fluctuate based on changes in interest rates.

Interest rate swap, swaption, cap or floor transactions may be used in an effort to preserve a return or spread on a particular investment or portion of the Portfolio’s portfolio or to protect against an increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest rate swaps may also be used to leverage the Portfolio’s investments by creating positions that are functionally similar to purchasing a municipal or other fixed-income security but may only require payments to a swap counterparty under certain circumstances and allow the Portfolio to efficiently increase (or decrease) its duration and income.

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Inflation (CPI) Swaps. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used to protect the NAV of the Portfolio against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements may be expected to increase if inflation increases. The Portfolio will enter into inflation swaps on a net basis. The values of inflation swap agreements are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of an inflation swap agreement.

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Credit Default Swap Agreements. The “buyer” in a credit default swap contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event means bankruptcy, failure to pay, obligation acceleration or restructuring. A Portfolio may be either the buyer or seller in the transaction. As a seller, a Portfolio receives a fixed rate of income throughout the term of the contract, which typically is between one month and ten years, provided that no credit event occurs. If a credit event occurs, a Portfolio, as seller, typically must pay the contingent payment to the buyer, which will be either (i) the “par value” (face amount) of the reference obligation in which case the Portfolio will receive the reference obligation in return or (ii) an amount equal to the difference between the face amount and the current market value of the reference obligation. As a buyer, if a credit event occurs, the Portfolio would be the receiver of such contingent payments, either delivering the reference obligation in exchange for the full notional (face) value of a reference obligation that may have little or no value, or receiving a payment equal to the difference between the face amount and the current market value of the obligation. The current market value of the reference obligation is typically determined via an auction process sponsored by the International Swaps and Derivatives Association, Inc. The periodic payments previously received by the Portfolio, coupled with the value of any reference obligation received, may be less than the full amount it pays to the buyer, resulting in a loss to the Portfolio. If the reference obligation is a defaulted security, physical delivery of the security will cause a Portfolio to hold a defaulted security. If a Portfolio is a buyer and no credit event occurs, the Portfolio will lose its periodic stream of payments over the term of the contract. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value.

Credit default swaps may involve greater risks than if a Portfolio had invested in the reference obligation directly. Credit default swaps are subject to general market risk and credit risk, and may be illiquid.

Rule 18f-4 under the 1940 Act provides for the regulation of the use of derivatives and certain related instruments by registered investment companies. Rule 18f-4 prescribes specific value-at-risk leverage limits for certain derivatives users. In addition, Rule 18f-4 requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements), and prescribes reporting requirements with respect to derivatives. Subject to certain conditions, if a fund qualifies as a “limited derivatives user,” as defined in Rule 18f-4, it is not subject to the full requirements of Rule 18f-4. In connection with the adoption of Rule 18f-4, the SEC rescinded certain of its prior guidance regarding asset segregation and coverage requirements in respect of derivatives transactions and related instruments. With respect to reverse repurchase agreements or other similar financing transactions in particular, Rule 18f-4 permits a fund to enter into such transactions if the fund either (i) complies with the asset coverage requirements of Section 18 of the 1940 Act, and combines the aggregate amount of indebtedness associated with all tender option bonds or similar financing with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio, or (ii) treats all tender option bonds or similar financing transactions as derivatives transactions for all purposes under Rule 18f-4. Rule 18f-4 could restrict a Portfolio’s ability to engage in certain derivatives transactions and/or increase the costs of such derivatives transactions, which could adversely affect the value or performance of the Portfolio.

Cyber Security Risk: The Portfolio and its service providers may be prone to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a Portfolio to lose proprietary information, suffer data corruption, or lose operational capacity. Breaches in cyber security include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber-attacks. Cyber security breaches affecting the Portfolio or its advisers, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Portfolio. For instance, cyber security breaches may interfere with the processing of shareholder transactions, impact the Portfolio’s ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject a Portfolio to regulatory fines or financial losses and/or cause reputational damage. The Portfolio may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuer of securities in which the Portfolio may invest, which could result in material adverse consequences for such issuers and may cause the Portfolio’s investment in such companies to lose value.

COVID-19 Risk: The continuing spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets and may adversely affect the Portfolio’s investments and operations. The outbreak was first detected in December 2019 and has subsequently spread globally. The transmission of COVID-19 and efforts to contain its spread have resulted in international and domestic travel restrictions and disruptions,

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closed international borders, resulted in enhanced health screenings at ports of entry and elsewhere, disruptions of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations (including staff reductions), supply chains and consumer activity, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of COVID-19 has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Although vaccines for COVID-19 are available, the full impact of COVID-19 and any current or future variants is currently unknown, and it may exacerbate other risks that apply to the Portfolio, including political, social and economic risks. Any such impact could adversely affect the Portfolio’s performance and the performance of the securities in which the Portfolio invests. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.

LIBOR Risk: Many financial instruments may be tied to the London Interbank Offered Rate, or “LIBOR,” to determine payment obligations, financing terms, hedging strategies, or investment value. LIBOR is the offered rate for short-term Eurodollar deposits between major international banks. All non-U.S. dollar LIBOR reference rates ceased publication after December 31, 2021 and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing Secured Overnight Financing Rate that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Portfolio. The effect of any changes to, or discontinuation of, LIBOR on the Portfolio will depend on, among other things, (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts. The expected discontinuation of LIBOR could have a significant impact on the financial markets in general and may also present heightened risk to market participants, including public companies, investment advisers, investment companies, and broker-dealers. The risks associated with this discontinuation and transition will be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. For example, current information technology systems may be unable to accommodate new instruments and rates with features that differ from LIBOR. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Portfolio until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled.

Large Shareholder Risk: From time to time, shareholders of a Portfolio (which may include institutional investors or financial intermediaries acting on behalf of their clients) may make relatively large redemptions or purchases of the Portfolio’s shares. These transactions may, among other things, cause the Portfolio to sell securities or invest additional cash, as the case may be, at disadvantageous prices. While the Glenmede Fund and The Glenmede Portfolios (collectively, the “Funds”) maintain credit facilities with State Street Bank and Trust Company that can be used to help limit the disruption from redemptions, there could be adverse effects on the Portfolio’s performance to the extent that the Portfolio may be required to sell securities or invest cash at times it would not otherwise do so. Selling portfolio securities to meet a large redemption request also may increase transaction costs or have adverse tax consequences for Portfolio shareholders. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio.

Portfolio Holdings

The Advisor may publicly disclose information concerning the securities held by the Portfolio in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. In addition, the Advisor may post the Portfolio’s month-end, top-ten portfolio holdings no earlier than ten calendar days after the end of each month, and/or the complete quarter-end portfolio holdings no earlier than ten calendar days after the end of each calendar quarter, on its website, www.glenmedeim.com. This information will generally remain available on the website at least until the Funds file with the SEC their annual/semi-annual shareholder report that includes such period or its report on Form N-PORT for the last month of the Funds’ first or third fiscal quarters. The Funds may terminate or modify this policy at any time without further notice to shareholders.

A further description of the Funds’ policies and procedures with respect to the disclosure of portfolio holdings is available in the SAI.

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PRICE OF PORTFOLIO SHARES

The price of shares issued by the Portfolio is based on its NAV. The Portfolio’s NAV per share is determined as of the close of regular trading hours of the New York Stock Exchange (the “NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open for business. The time at which shares are priced may be changed in case of an emergency or if regular trading on the NYSE is stopped at a time other than 4:00 p.m. (Eastern Time). In addition, the Board has approved that the Portfolio may determine to price its shares on weekdays that the NYSE is temporarily closed due to emergency circumstances.

Marketable fixed income securities generally are priced at market value and debt securities with maturities of 60 days or less at the time of purchase generally are valued at “amortized cost” which approximates market value. When market quotations are not readily available or when events occur that make established valuation methods unreliable, the Portfolio’s investments are valued at fair value as determined in good faith using methods determined by the Board. The Board has designated the Advisor to serve as the valuation designee (the “Valuation Designee”) with respect to the Portfolio’s securities for which valuations are not readily available. The Valuation Designee works with State Street Bank and Trust Company, the Funds’ custodian, to regularly test the accuracy of the fair value prices by comparing them with values that are available from other sources. At each regularly scheduled Board meeting, a report by the Valuation Designee is submitted describing any security that has been fair valued and the basis for the fair value determination.

The following are examples of situations that may constitute significant events that could render a market quotation for a specific security “not readily available” and require fair valuation of such security: (i) the security’s trading has been halted or suspended; (ii) the security has been de-listed from a national exchange; (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; (iv) the security has not been traded for an extended period of time; (v) the security’s authorized pricing sources are not able or willing to provide a price; (vi) an independent price quote from two or more broker-dealers is not available; (vii) trading of the security is subject to local government-imposed restrictions; (viii) foreign security has reached a pre-determined range of trading set by a foreign exchange (“limit up” or “limit down” price), and no trading has taken place at the limit up price or limit down price; (ix) natural disasters, armed conflicts, and significant government actions; (x) significant events that relate to a single issuer or to an entire market sector, such as significant fluctuations in domestic or foreign markets or between the current and previous days’ closing levels of one or more benchmark indices approved by the Board; (xi) the security’s sales have been infrequent or a “thin” market in the security exists; and/or (xii) with regard to over-the-counter securities, the validity of quotations from broker-dealers appears questionable or the number of quotations indicates that there is a “thin” market in the security.

The frequency with which a Portfolio’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Portfolio invests pursuant to its investment objective, strategies and limitations. Investments in other registered mutual funds, if any, are valued based on the NAV of those mutual funds (which may use fair value pricing as discussed in their prospectuses).

Valuing a Portfolio’s investments using fair value pricing will result in using prices for those investments that may differ from current market prices. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Portfolio’s NAV and the prices used by other investment companies, investors and the Portfolio’s benchmark index to price the same investments.

ADDITIONAL INFORMATION ON THE PURCHASE AND REDEMPTION OF SHARES

The Portfolio may appoint one or more intermediaries as its agent to receive purchase and redemption orders of shares of the Portfolio and cause these orders to be transmitted, on an aggregated basis, to the Portfolio’s transfer agent. Orders placed through these intermediaries will be deemed to have been received and accepted by the Portfolio when the intermediary accepts the order. Therefore, the purchase or redemption order will reflect the NAV per share next determined after receipt of the order by the intermediary, if the intermediary successfully transmits the order to the Portfolio’s transfer agent by the next business morning.

Purchase of Shares

Shares of the Portfolio may be purchased only by or on behalf of separately managed account clients where the Portfolio’s Advisor or an affiliate of the Advisor (each a “Managed Account Adviser”) has an agreement with the managed account program sponsor (typically, a registered investment adviser or broker/dealer), or directly with the client, to provide management or advisory services for the managed account. Shares of the Portfolio are sold without a sales commission on a continuous basis at the NAV per share next determined after receipt, in proper order, of the purchase order by the Funds’ transfer agent. We consider orders to be in “proper order” when all required documents are properly completed, signed and received. Beneficial ownership of shares will be reflected on books maintained by Glenmede Trust.

The Portfolio reserves the right, in its sole discretion, to reject any purchase order, when in the judgment of management, such rejection is in the best interests of the Portfolio and its shareholders.

Your institution may charge you for purchasing or selling shares of the Portfolio. There is no transaction charge for shares purchased directly from the Portfolio through Glenmede Trust.

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Purchases of the Portfolio’s shares will be made in full and fractional shares of the Portfolio calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued except upon your written request. Certificates for fractional shares, however, will not be issued.

The Funds reserve the right, in their sole discretion, to suspend the offering of shares of the Portfolio or to reject purchase orders when, in the judgment of the Advisor, such suspension or rejection is in the best interests of the Portfolio. Subject to the Board’s discretion, the Advisor will monitor the Portfolio’s total assets and may decide to close the Portfolio at any time to new investments or to new accounts due to concerns that a significant increase in the size of the Portfolio may adversely affect the implementation of the Portfolio’s investment strategy. Subject to the Board’s discretion, once closed, the Advisor may also choose to reopen the Portfolio to new investments at any time, and may subsequently close such Portfolio again should concerns regarding the Portfolio’s size recur. If a Portfolio closes to new investments, generally that Portfolio would be offered only to certain existing shareholders of the Portfolio and certain other persons, who may be generally subject to cumulative, maximum purchase amounts. The Funds, however, reserve the right to reopen a closed Portfolio to new investments from time to time at their discretion.

Redemption of Shares

You may redeem shares of the Portfolio at any time, without cost, at the NAV per share next determined after the Funds’ transfer agent receives your redemption order. Generally, a properly signed written order is all that is required. If you wish to redeem your shares, you should contact Glenmede Trust by telephone or facsimile or contact your Institution.

You will typically be paid your redemption proceeds within one business day after the Funds’ transfer agent receives your redemption order in proper form; however, payment of redemption proceeds may take up to seven days. The Funds may suspend the right of redemption or postpone the date of payment under any emergency circumstances as determined by the SEC.

Redemption proceeds are typically paid in cash from the proceeds of the sale of portfolio securities. The Funds also maintain credit facilities that serve as additional sources of liquidity for meeting redemption requests. The Funds also have the right to limit each shareholder to cash redemptions of $250,000 or 1% of the Portfolio’s NAV, whichever is less, within a 90-day period or, subject to the approval of the Board, in other circumstances identified by the Advisor. Any additional redemption proceeds would be made in readily marketable securities (“in-kind redemptions”). In-kind Redemptions may be in the form of pro-rata slices of a Portfolio’s portfolio, individual securities or a representative basket of securities in conformity with applicable rules of the SEC and the Funds’ Policy and Procedures Related to the Processing of In-Kind Redemptions. A shareholder will be exposed to market risk until the readily marketable securities are converted to cash, generally will incur brokerage charges on the sale of portfolio securities so received in the payment of redemptions and may incur other transaction expenses in converting these securities to cash. These redemption methods are used regularly and may also be used in stressed market conditions.

Frequent Purchases and Redemptions of Portfolio Shares

Mutual fund market timing involves the frequent purchase and redemption of shares of mutual funds within short periods of time with the intention of capturing short-term profits resulting from market volatility. Market timing may disrupt portfolio management strategies; harm the performance of the Portfolio; dilute the value of Portfolio shares held by long-term shareholders; increase brokerage and administrative costs; and for a Portfolio that invests to a significant extent in foreign securities, foster time-zone arbitrage.

The Funds do not knowingly accommodate frequent purchases and redemptions of Portfolio shares by shareholders. Pursuant to a policy adopted by the Board to discourage market timing of the Portfolio’s shares, the Funds have established the following procedures designed to discourage market timing of the Portfolio. Each Fund will enforce its policies and procedures to discourage market timing of the Portfolio’s shares equitably on all shareholders. There is no guarantee that the Funds will be able to identify individual shareholders who may be market timing the Portfolio or curtail their trading activity in every instance, particularly if they are investing through financial intermediaries.

Shares of the Portfolio may be sold through omnibus account arrangements with financial intermediaries. Omnibus account information generally does not identify the underlying investors’ trading activity on an individual basis. In an effort to identify and deter market timing in omnibus accounts, Glenmede Trust and the Advisor periodically review trading activity at the omnibus level and will seek to obtain underlying account trading activity information from the financial intermediaries when, in their judgment, the trading activity suggests possible market timing. Requested information relating to trading activity will be reviewed to identify accounts that may be engaged in excessive trading based on criteria established by Glenmede Trust or the Advisor, as applicable. If this information shows that an investor’s trading activity suggests market timing, Glenmede Trust or the Advisor, as applicable, will contact the financial intermediary and follow its procedures, including but not limited to, warnings, restricting the account from further trading and/or closing the account. Financial intermediaries may also monitor their customers’ trading activities in the Portfolio using criteria that may differ from the criteria established by Glenmede Trust and the Advisor and there is no assurance that the procedures used by the financial intermediaries will be able to curtail excessive trading. If a third-party financial intermediary does not provide underlying account trading activity information upon request, Glenmede Trust or the Advisor, as applicable, will determine what action to take, including terminating the relationship with the financial intermediary.

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DIVIDENDS AND DISTRIBUTIONS

The Portfolio normally distributes substantially all of its net investment income to shareholders monthly.

The Portfolio normally distributes any realized net capital gains at least once a year.

Dividends and capital gains distributions are paid in cash or reinvested in additional shares at the option of the shareholder.

ADDITIONAL INFORMATION ABOUT TAXES

The following is a summary of certain United States income tax considerations relevant under current law, which may be subject to change in the future. Because the federal income tax consequences of investing in the Portfolio may vary from shareholder to shareholder depending on each shareholder’s unique federal income tax circumstances, this summary does not attempt to discuss all of the federal income tax consequences of such an investment. Except where otherwise indicated, the discussion relates to investors who are individual United States citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. Additional information about taxes relating to the Portfolio is contained in the SAI.

Distributions

The Portfolio contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any. Except as discussed below, you will be subject to federal, state and local income tax on Portfolio distributions regardless of whether they are paid in cash or reinvested in additional shares. Portfolio distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income.

Distributions attributable to the net capital gain, if any, of the Portfolio will be taxable to you as long-term capital gain, no matter how long you have owned your Portfolio shares. The maximum long-term capital gain rate applicable to individuals, estates, and trusts is currently 23.8% (which includes a 3.8% Medicare tax). You will be notified annually of the tax status of distributions to you.

Distributions from the Portfolio will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by the Portfolio in October, November or December and paid in January of the following year, are taxed as though they were paid on December 31.

The Portfolio anticipates that substantially all of its income distributions will be “exempt-interest dividends,” which are exempt from federal income taxes. However, some distributions may be taxable, such as distributions that are derived from accretion of market discounts, occasional taxable investments and distributions of short and long-term capital gains.

Interest on indebtedness you incur to purchase or carry shares of the Portfolio generally will not be deductible for federal income tax purposes.

You should note that a portion of the exempt-interest dividends paid by the Portfolio may constitute a tax-preference item for purposes of determining federal alternative minimum tax liability for non-corporate investors in the Portfolio. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any social security or railroad retirement payments received by you are subject to federal income taxes.

Other Information. If you purchase shares of the Portfolio just before a distribution of long-term or short-term capital gains, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse tax result is known as “buying into a dividend.”

Sales and Redemptions

You will generally recognize taxable gain or loss for federal income tax purposes on a sale or redemption of your shares, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Portfolio shares for over 12 months at the time you dispose of them.

Certain special tax rules may apply to losses realized in some cases. Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. If you receive an exempt-interest dividend with respect to any share of the Muni Enrichment Portfolio and the share is held by you for six months or less, any loss on the sale of the share will be disallowed to the extent of that dividend amount. Additionally, any loss realized on a

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disposition of shares of the Portfolio may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Portfolio within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Portfolio. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

The Portfolio (or relevant broker or financial advisor) is required to compute and report to the IRS and furnish to Portfolio shareholders cost basis and other relevant information when such shares are sold. The Portfolio will use the average cost method, unless you instruct the Portfolio to use a different IRS-accepted cost basis method or you choose to specifically identify your shares at the time of each sale. If your account is held by your broker or other financial advisor, they may select a different cost basis method. In that case, please contact your broker or other financial advisor to obtain information with respect to the available methods and elections for your account. You should carefully review the cost basis information provided by the Portfolio and make any additional basis, holding period or other adjustments that are required when reporting these amounts on your federal and state income tax returns. Portfolio shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting requirements apply to them.

IRAs and Other Tax-Qualified Plans

The one major exception to the preceding tax principles is that distributions on, and sales and redemptions of, shares held in investment retirement accounts (or other tax-qualified plan) will not be currently taxable unless it borrowed to acquire the shares.

Backup Withholding

The Portfolio may be required in certain cases to withhold and remit to the IRS a percentage of taxable dividends or gross proceeds realized upon sale or redemption payable to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the IRS for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Portfolio that they are not subject to backup withholding when required to do so or that they are “exempt recipients.” The current backup withholding rate is 24%. The amount of any backup withholding from a payment to a shareholder will be allowed as a credit against the shareholder’s U.S. federal income tax liability and may entitle such a shareholder to a refund, provided that the required information is timely furnished to the IRS.

U.S. Tax Treatment of Foreign Shareholders

Generally, nonresident aliens, foreign corporations and other foreign investors are subject to 30% withholding tax on dividends paid by a U.S. corporation, although the rate may be reduced for an investor that is a qualified resident of a foreign country with an applicable tax treaty with the United States. In the case of regulated investment companies such as the Portfolio, however, certain categories of dividends are exempt from the 30% withholding tax. These generally include dividends attributable to the Portfolio’s net capital gains (the excess of net long-term capital gains over net short-term capital losses), dividends attributable to the Portfolio’s interest income from U.S. obligors and dividends attributable to net short-term capital gains of the Portfolio.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale or redemption of shares in the Portfolio, except that a nonresident alien individual who is present in the United States for 183 days or more in a calendar year will be taxable on such gains on the dispositions of shares and capital gain dividends (if any) from the Portfolio.

In contrast, if a foreign investor conducts a trade or business in the United States and the investment in the Portfolio is effectively connected with that trade or business, the foreign investor’s income from the Portfolio will generally be subject to U.S. federal income tax at graduated rates in a manner similar to the income of a U.S. citizen or resident.

The Portfolio will also generally be required to withhold 30% tax on certain payments to foreign entities that do not provide a Form W-8BEN-E that evidences their compliance with, or exemption from, specified information reporting requirements under the Foreign Account Tax Compliance Act.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in the Portfolio.

State and Local Taxes

You may also be subject to state and local taxes on distributions, sales and redemptions. State income taxes may not apply, however, to the portions of the Portfolio’s distributions, if any, that are attributable to interest on U.S. Government securities or interest on securities of the particular state or localities within the state in which you live. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

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ADDITIONAL INFORMATION ABOUT MANAGEMENT OF THE PORTFOLIO

Investment Advisor

Glenmede Investment Management LP, with principal offices at One Liberty Place, 1650 Market Street, Suite 1200, Philadelphia, Pennsylvania 19103, serves as investment advisor to the Portfolio. The Advisor, a limited partnership, is wholly-owned by Glenmede Trust. As of December 31, 2022, the Advisor had over $11 billion in assets under management.

Under Investment Advisory Agreements with the Funds, the Advisor, subject to the control and supervision of the Board and in conformance with the stated investment objective and policies of the Portfolio, manages the investment and reinvestment of the assets of the Portfolio.

The Portfolio does not pay a management fee to the Advisor for its investment advisory services. The Advisor has agreed to reimburse expenses to the extent that the Portfolio’s annual total operating expenses exceed 0.10% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these reimbursements until at least February 28, 2025 and may discontinue this arrangement at any time thereafter. This contractual expense reimbursement agreement may not be terminated before February 28, 2025 without the approval of the Board.

A discussion regarding the Board’s basis for approving the Investment Advisory Agreement will be available in the Fund’s first shareholder report following the commencement of its operations.

The Advisor and/or Glenmede Trust may pay additional compensation from time to time, out of their assets, and not as an additional charge to the Portfolio, to selected Institutions that provide services to the Institution’s customers who are beneficial owners of the Portfolio and other persons in connection with servicing and/or sales of Portfolio shares and other accounts managed by the Advisor or Glenmede Trust.

Robert M. Daly, Director of Fixed Income of the Advisor, J. Douglas Wilson, Portfolio Manager of the Advisor, and David M. Joyce, Portfolio Manager of the Advisor, will manage the Portfolio and will be responsible for management of the Portfolio upon its commencement of operations.

Mr. Daly has been employed by the Advisor and Glenmede Trust as the Director of Fixed Income since September 2018. Prior to that time, Mr. Daly served as a senior portfolio manager for U.S. and global fixed income strategies at BlackRock Financial Management, Inc. Mr. Wilson has been employed by the Advisor since September 2011. Prior to that time, Mr. Wilson served as a bond trader for AllianceBernstein Holding L.P. Mr. Joyce has been employed by the Advisor since June 2014. Prior to that time, Mr. Joyce served as a bond trader at WNJ Capital.

The SAI provides additional information about the portfolio managers’ compensation and other accounts they manage.

GENERAL INFORMATION

If you have any questions regarding the Portfolio, contact the Funds at the address or telephone number stated on the back cover page.

17

FINANCIAL HIGHLIGHTS

Financial highlights for the Portfolio are not presented as the Portfolio had not commenced operations as of the date of this Prospectus.

18

Where to find more information

More Portfolio information is available to you upon request and without charge:

Annual and Semi-Annual Report

The Annual and Semi-Annual Reports will provide additional information about the Portfolio’s investments. The Annual Report will also contain a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during the last fiscal year.

Statement of Additional Information (“SAI”)

The SAI includes additional information about the Portfolio’s investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference).

You can get free copies of the Portfolio’s Annual Report, Semi-Annual Report or SAI by calling or writing to the address shown below. These documents are also available on Glenmede Investment Management LP’s website at www.glenmedeim.com. You may also request other information about the Portfolio, and make inquiries as follows:

Write to:

The Glenmede Fund/Portfolios

[1 Lincoln Street, Floor 8

SFC0805

Boston, MA 02111]

By phone:

1-800-442-8299

Reports and other information about the Portfolio will be available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The Glenmede Fund, Inc.’s Investment Company Act File No. is 811-05577

The Glenmede Portfolios’ Investment Company Act File No. is 811-06578

The third party marks appearing above are the marks of their respective owners.

SUBJECT TO COMPLETION. THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

THE GLENMEDE FUND, INC.

MUNI ENRICHMENT PORTFOLIO ([TICKER SYMBOL])

(800) 442-8299

STATEMENT OF ADDITIONAL INFORMATION

June [    ], 2023

This Statement of Additional Information (“SAI”) is not a prospectus but should be read in conjunction with The Glenmede Fund, Inc.’s (“Glenmede Fund” or the “Fund”) Prospectus dated June [            ], 2023, as amended or supplemented from time to time (the “Prospectus”). This SAI is for the Muni Enrichment Portfolio ([TICKER SYMBOL]) (referred to sometimes herein as the “Portfolio”). No investment in shares of the Portfolio should be made without first reading the Prospectus of the Portfolio. This SAI is incorporated by reference in its entirety into the Prospectus. A copy of the Portfolio’s Prospectus and Annual Report will be available without charge, upon request, by calling the Fund at the above telephone number.

Capitalized terms used in this SAI and not otherwise defined have the same meanings given to them in the Fund’s Prospectus.

THE FUND

The Glenmede Fund was organized as a Maryland corporation on June 30, 1988. The Glenmede Fund’s Articles of Incorporation, as amended, authorize its Board of Directors (the “Board”) to issue 6,000,000,000 shares of common stock, with a $.001 par value. The Board has the power to subdivide these shares into one or more investment portfolios from time to time. The Board also has the power to designate separate classes of shares within the same Portfolio. As of the date hereof, the Glenmede Fund is offering shares of [eighteen] Portfolios. This SAI relates to the Muni Enrichment Portfolio.

The Glenmede Fund is an open-end, management investment company. The Portfolio is a diversified Portfolio of the Glenmede Fund. The Portfolio will offer a single class of shares after it commences operations.

INVESTMENT STRATEGIES

The following investment strategies supplement those set forth in the Portfolio’s Prospectus. Unless specified below and except as described under “Investment Limitations,” the following investment strategies are not fundamental and the Board may change such strategies without shareholder approval.

Muni Enrichment Portfolio

Under normal market circumstances, the Portfolio will invest at least 80% of the value of its net assets (including borrowings for investment purposes) in investment grade municipal bonds issued by the states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities that pay interest that is exempt from regular federal income tax, but, in certain instances, may be subject to federal alternative minimum tax. The Portfolio will invest in securities that are rated investment grade at the time of purchase. A security is investment grade if it is rated within the top four rating categories by a nationally recognized statistical rating organization (a “NRSRO”) or unrated, but in the opinion of Glenmede Investment Management LP (“GIM” or the “Advisor”), of comparable quality at the time of purchase. If a portfolio security’s rating is reduced to below investment grade, the Advisor will dispose of the security in an orderly fashion as soon as practicable.

The two principal classifications of municipal obligations are “general obligation” securities and “limited obligation” or “revenue” securities. General obligation securities are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special or specific excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

Municipal obligations may also include “moral obligation” bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

During temporary defensive periods, the Portfolio may invest without limitation in obligations which are not municipal obligations and may hold without limitation uninvested cash reserves. Such securities may include, without limitation, bonds, notes, variable rate demand notes and commercial paper, provided such securities are rated within the relevant categories applicable to municipal obligations as set forth above and in the Portfolio’s Prospectus under the heading “Objective, Principal Strategies and Risks,” or if unrated, are of comparable quality in the opinion of the Portfolio’s Advisor. The Portfolio may also invest in higher quality fixed income securities. Additionally, the Portfolio may invest, without limitation, in other non-municipal debt obligations, such as bank obligations which are also of comparable quality in the opinion of the Portfolio’s Advisor. Furthermore, the Portfolio may acquire “stand-by commitments” with respect to municipal obligations held by it. Under a stand-by commitment, a dealer agrees to purchase, at the Portfolio’s option, specified municipal obligations at a specified price. The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

COMMON INVESTMENT POLICIES AND RISKS

Asset Backed Securities

The Portfolio may invest in asset-backed securities consisting of undivided fractional interests in pools of consumer loans or receivables held in a trust. Examples include certificates for automobile receivables and credit card receivables. Payments of principal and interest on the loans or receivables are passed through to certificate holders. Asset-backed securities are not issued or guaranteed by the U.S. government (the “U.S. Government”) or its agencies or instrumentalities, however, they may be guaranteed up to a certain amount by a private issuer through a letter of credit. Payment on asset-backed securities of private issuers is typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty, or subordination. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security’s par value until exhausted. Ultimately, asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables.

An asset-backed security’s underlying assets may be prepaid with the result of shortening the certificate’s weighted average life. Prepayment rates vary widely and may be affected by changes in market interest rates. It is not possible to accurately predict the average life of a particular pool of loans or receivables. The proceeds of prepayments received by a Portfolio must be reinvested in securities whose yields reflect interest rates prevailing at the time. Thus, a Portfolio’s ability to maintain a portfolio which includes high-yielding asset-backed securities will be adversely affected to the extent reinvestments are in lower yielding securities. The actual maturity and realized yield will therefore vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment. Asset-backed securities may be subject to greater risk of default during periods of economic downturn than other instruments. Also, while the secondary market for asset-backed securities is ordinarily quite liquid, in times of financial stress the secondary market may not be as liquid as the market for other types of securities, which could result in a Portfolio’s experiencing difficulty in valuing or liquidating such securities.

Borrowing

As a temporary measure for extraordinary or emergency purposes, the Portfolio may borrow money from banks in amounts not exceeding one-third of total assets. However, the Portfolio will not borrow money for speculative purposes. If the market value of the Portfolio’s securities should decline, the Portfolio may experience difficulty in repaying the borrowing.

As required by the 1940 Act, a Portfolio must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of a Portfolio’s assets should fail to meet this 300% coverage test, a Portfolio, within three days (not including Sundays and holidays), will reduce the amount of its borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so. Borrowing of securities in connection with short sales and derivative transactions such as options, futures and swaps are not subject to this limitation. The Portfolio is authorized to pledge portfolio securities to the lender as collateral in connection with any borrowings. Reverse repurchase agreements constitute borrowings, and leverage is a related risk.

Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Since substantially all of the Portfolio’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share (“NAV”) of the Portfolio will increase more when the Portfolio’s assets increase in value and decrease more when the Portfolio’s assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the Portfolio. Under adverse conditions, the Portfolio may have to sell portfolio securities to meet interest or principal payments at a time investment considerations would not favor such sales. The Portfolio may lose money as a result of its borrowing activities.

Credit Risks

Because the Portfolio may invest in fixed income securities, they are subject to “credit risk” — the risk that an issuer will be unable to make principal and interest payments when due. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, may present the highest credit risk.

Ratings published by NRSROs are widely accepted measures of credit risk. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower-rated bonds generally pay higher yields to compensate investors for the greater risk.

Derivative Instruments

In the course of pursuing its investment strategies, the Portfolio may invest in certain types of derivative instruments. Derivatives are financial contracts whose values depend on the values of other investments, exchange rates or indices, in connection with its investment strategies to hedge and manage risk. Derivatives may be used in a variety of ways to meet the objectives of the Advisor. The Portfolio may invest in interest rate swaps, consumer price index swaps (“CPI swaps”) and swaps on a credit default index (sometimes referred to as a credit default swap index). Futures, options and swaps are commonly used for traditional hedging and cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Portfolio’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified. The price of derivatives can be very volatile and result in disproportionately heavy losses to a Portfolio relative to the amount invested if the Advisor is incorrect in its expectation of fluctuations in securities prices, interest rates or credit events. A Portfolio’s use of derivatives involves risks that may be different from the risk associated with investing directly in the underlying assets, including the risk that changes in the value of the derivative may not correlate perfectly with the underlying assets, interest rate or index. The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

Derivatives are also subject to the risk that the counterparty will default on its obligations. If such a default occurs, a Portfolio will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

The use of certain derivative instruments is subject to applicable regulations of the Securities and Exchange Commission (the “SEC”), the several options and futures exchanges upon which they may be traded, and the Commodity Futures Trading Commission (the “CFTC”). An exclusion has been claimed for the Glenmede Fund’s Portfolios from the definition of the term “commodity pool operator” under the Commodity Exchange Act, and therefore, the Portfolio is not subject to registration or regulation as a commodity pool operator under that Act as of the date thereof.

Rule 18f-4 under the 1940 Act permits a Portfolio to enter into derivatives transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of senior securities contained in section 18 of the 1940 Act, provided that the Portfolio complies with the conditions of the Rule. Section 18 of the 1940 Act, among other things, prohibits open-end funds, including the Portfolio, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”).

Under Rule 18f-4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which a Portfolio is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, and borrowed bonds), if a Portfolio elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and non-standard settlement cycle securities, unless the Portfolio intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”).

Exchange-Traded Funds

The Portfolio may invest in shares of registered open-end or closed-end investment companies, including ETFs. Some ETFs seek to track the performance of a particular market index, and are a type of index fund bought and sold on a securities exchange. These indices include not only broad-market indices but more narrowly-based indices as well, including those relating to particular sectors, markets, regions or industries. ETF and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ National Market System. The Portfolio may purchase ETF shares as a way of gaining exposure to the segments of the equity or fixed income markets represented by the ETF’s portfolio instead of buying those portfolio securities directly. ETF shares enjoy several advantages over futures. Depending on the market, the holding period, and other factors, ETF shares can be less costly than futures. In addition, ETF shares can be purchased for smaller sums and offer exposure to market sectors and styles for which there is no suitable or liquid futures contract. Because most ETFs are investment companies, the Portfolio’s purchase of ETF shares generally are subject to the percentage limitations and risks described below under “Investment Company Securities.”

An investment in an ETF or a closed-end fund generally presents the same primary risks as an investment in a conventional open- end fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF or a closed-end fund can fluctuate within a wide range, and the Portfolio could lose money investing in such a fund if the prices of the stocks owned by it go down. In addition, ETFs and closed-end funds are subject to the following risks that do not apply to conventional open-end funds: (i) the market price of their shares may trade at a discount to their NAV; (ii) an active trading market for their shares may not develop or be maintained; or (iii) trading of their shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Fixed Income Securities

The Portfolio may invest in fixed income securities, which are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities.

Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or a period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities and derivative instruments. For example, during the financial crisis of 2007-2009, the Federal Reserve implemented a number of economic policies that impacted, and may continue to impact, interest rates and the market. These policies, as well as potential actions by governmental entities both in and outside of the U.S., may expose fixed income markets to heightened volatility and may reduce liquidity for certain investments, which could cause the value of the Portfolio to decline. Prices of debt securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, a Portfolio would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the Portfolio may incur losses or expenses in seeking recovery of amounts owed to it.

There may be little trading in the secondary market for particular debt securities, which may affect adversely the Portfolio’s ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

Fixed income securities are subject to “credit risk” — the risk that an issuer will be unable to make principal and interest payments when due. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, may present the highest credit risk. The Advisor will attempt to reduce the risks described above through diversification of Portfolio investments and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See Appendix A to this SAI for more information about credit ratings.

Illiquid Investments

The Portfolio will not invest more than 15% of its net assets in investments that are illiquid. These investments are subject to the risk that should the Portfolio need to dispose of such investments, there may not be a ready market or the Portfolio may have to sell such investments at an undesirable price. Illiquid investments are any investment that the Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment (including repurchase agreements in excess of seven days).

Pursuant to Rule 22e-4 under the 1940 Act, the Glenmede Fund has established a liquidity risk management program with respect to the Portfolio. If the limitation on illiquid securities is exceeded, other than by a change in market values, the condition will be reported to the Fund’s Board and, when required, to the SEC.

Indexed Securities

An indexed security is an instrument whose price is indexed to the price of another security, security index, currency, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

Interest Rate Risks

The Portfolio may invest in fixed income securities. Generally, a fixed income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they usually offer higher yields to compensate investors for the greater risks. The risks associated with increasing interest rates are heightened under current market conditions given that the U.S. Federal Reserve began to raise interest rates in March 2022 from historically low levels and may continue to do so. Changes in market conditions and government action may have adverse effects on investments, volatility, and liquidity in debt markets and any negative impact on fixed income securities could be swift and significant, potentially negatively impacting the Portfolio’s performance. Substantial redemptions from bond and other income funds may worsen that impact. Dividend paying and other types of equity securities also may be adversely affected from an increase in interest rates.

Investment Company Securities

The Portfolio may invest in securities issued by other open-end or closed-end investment companies, including ETFs. The Portfolio may invest in securities issued by such other investment companies to the extent permitted by the 1940 Act. Under the 1940 Act, the Portfolio’s investment in such securities currently is limited to, subject to certain exceptions: (i) 3% of the total voting stock of any one investment company; (ii) 5% of the Portfolio’s total assets with respect to any one investment company; and (iii) 10% of the Portfolio’s total assets with respect to investment companies in the aggregate. Investments in the securities of other investment companies will involve duplication of advisory fees and certain other expenses. Rule 12d1-1 under the 1940 Act permits a Portfolio to invest an unlimited amount of its uninvested cash in a money market fund so long as, among other things, said investment is consistent with the Portfolio’s investment objective. As a shareholder of another mutual fund, a Portfolio would bear its pro rata portion of the other investment company’s advisory fees and other expenses, in addition to the expenses the Portfolio bears directly in connection with its own operations. Furthermore, the investment company securities in which the Portfolio invests may decline in value. The SEC recently adopted certain regulatory changes and took other actions related to the ability of an investment company to invest in the securities of another investment company. These changes include, among other things, the rescission of certain SEC exemptive orders permitting investments in excess of the statutory limits and the withdrawal of certain related SEC staff no-action letters, and the adoption of Rule 12d1-4 under the 1940 Act, which are effective now, and permits the Portfolio to invest in other investment companies beyond the statutory limits, subject to certain conditions. Pursuant to Rule 12d1-4 and procedures approved by the Board, the Portfolio may invest in certain ETFs in excess of the limits described above, provided that the Glenmede Fund complies with Rule 12d1-4 and any other applicable investment limitations.

The Portfolio’s shares may be purchased by other investment companies, including other Portfolios of the Fund. An investment company’s shares purchased by a Portfolio would be limited to 10% of the outstanding voting securities of the acquired investment company. For so long as the Portfolio invests in or accepts investments by other affiliated investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act.

Preferred Stocks

The Portfolio may invest in preferred stocks. Preferred stock includes convertible and non-convertible preferred and preference stocks that are senior to common stock. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Repurchase Agreements

The Portfolio may enter into repurchase agreements with qualified brokers, dealers, banks and other financial institutions deemed creditworthy by the Advisor. Under normal circumstances, however, the Portfolio will not enter into repurchase agreements if entering into such agreements would cause, at the time of entering into such agreements, more than 20% of the value of the total assets of the Portfolio to be subject to repurchase agreements.

In effect, by entering into a repurchase agreement, the Portfolio is lending its funds to the seller at the agreed upon interest rate, and receiving a security as collateral for the loan. Such agreements can be entered into for periods of one day (overnight repo) or for a fixed term (term repo). Repurchase agreements are a common way to earn interest income on short-term funds.

In a repurchase agreement, a Portfolio purchases a security and simultaneously commits to resell that security at a future date to the seller (a qualified bank or securities dealer) at an agreed upon price plus an agreed upon market rate of interest (itself unrelated to the coupon rate or date of maturity of the purchased security). The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by a Portfolio at not less than the agreed upon repurchase price.

If the seller defaults on its repurchase obligation, the Portfolio holding such obligation will suffer a loss to the extent that the proceeds from a sale of the underlying securities (including accrued interest) were less than the repurchase price (including accrued interest) under the agreement. In the event that such a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by the Portfolio might be delayed pending court action.

Repurchase agreements that do not provide for payment to the Portfolio within seven days after notice without taking a reduced price are considered illiquid investments.

Swaps

The Portfolio may enter into swaps, including CPI swaps and credit default swap indices (collectively, “swaps”), for hedging purposes or to seek to increase total return. In a standard swap transaction, two parties agree to pay or exchange the returns (or differentials in rates of return) earned or realized on particular assets, which may be adjusted for transaction costs, interest payments, dividends paid on the referenced assets or other factors. The gross returns to be paid or “swapped” between the parties are generally calculated with respect to a ‘‘notional amount,’’ for example, the increase or decrease in value of a particular dollar amount invested in the assets. The agreement can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. For example, index swaps involve the exchange by a party with another party of the respective amounts payable with respect to the notional principal amount at interest rates equal to specified indices; interest rate swaps involve the exchange by a party with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments; and equity swaps are generally contracts that obligate one party to pay the positive return and the other party to pay the negative return on a specific security or basket of securities.

Under a swap, payments may be made at the conclusion of the swap or periodically during its term. Normally, however, the Advisor may terminate a swap contract prior to its term, subject to any potential termination fee that is in addition to the Portfolio’s accrued obligation under the swap.

The Portfolio will generally enter into swaps on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap contract or periodically during its term. Since swaps normally do not involve the delivery of securities or other underlying assets, the risk of loss with respect to swaps is normally limited to the net amount of payments that the Portfolio is contractually obligated to make. If the other party to a swap defaults, the Portfolio’s risk of loss consists of the net amount of payments that the Portfolio is contractually entitled to receive, if any.

Stand-by Commitments

The Portfolio may acquire stand-by commitments which may increase the cost, and thereby reduce the yield, of the municipal obligation to which such commitment relates.

U.S. Government Obligations

The Portfolio may invest in obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Direct obligations of the U.S. Government such as Treasury bills, notes and bonds are supported by its full faith and credit. Indirect obligations issued by federal agencies and government-sponsored entities generally are not backed by the full faith and credit of the U.S. Treasury. Some of these indirect obligations may be supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others are supported only by the credit of the instrumentality. Please refer to Appendix A for further information about U.S. Government obligations.

“When Issued,” “Delayed Settlement” and “Forward Delivery” Securities

The Portfolio may purchase and sell securities on a “when issued,” “delayed settlement” or “forward delivery” basis. “When issued” or “forward delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus two business days. “Delayed settlement” is a term used to describe settlement of a securities transaction in the secondary market which will occur sometime in the future. No payment or delivery is made by the Portfolio in a “when issued,” “delayed settlement” or “forward delivery” transaction until the Portfolio receives payment or delivery from the other party to the transaction. The Portfolio will segregate cash, U.S. Government securities or other high grade debt obligations at least equal to the value of purchase commitments until payment is made. Such segregated securities will either mature or, if necessary, be sold on or before the settlement date. Although the Portfolio receives no income from the above described securities prior to delivery, the market value of such securities is still subject to change.

The Portfolio will engage in “when issued” transactions to obtain what is considered to be an advantageous price and yield at the time of the transaction. When the Portfolio engages in “when issued,” “delayed settlement” or “forward delivery” transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of speculation. The Portfolio’s “when issued,” “delayed settlement” and “forward delivery” commitments are not expected to exceed 30% of its total assets absent unusual market circumstances. The Portfolio will only sell securities on a when issued, delayed settlement or forward delivery basis to offset securities purchased on a when-issued, delayed settlement or forward delivery basis.

Securities purchased or sold on a “when issued,” “delayed settlement” or “forward delivery” basis are subject to changes in value based upon changes in the general level of interest rates. In when-issued and delayed settlement transactions, the Portfolio relies on the seller to complete the transaction; the seller’s failure to do so may cause the Portfolio to miss an advantageous price or yield.

PRICE OF PORTFOLIO SHARES

The NAV per share of each class of shares of the Portfolio is determined by dividing the total market value of its investments and other assets, less liabilities allocated to that share class, by the total number of its shares outstanding of that class.

Equity securities and options listed on a U.S. securities exchange, including ETFs, for which quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted U.S. equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued not in excess of the asked prices or less than the bid prices. If no sales are reported, listed options are valued at the mean of the bid and ask price. Investments in open-ended investment companies are valued at their respective NAVs as reported by such companies.

Marketable fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market, at the most recent quoted bid price, or when stock exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is not such a reported sale, the latest quoted bid price will be used. NAV includes interest on fixed income securities which is accrued daily. In addition, bond and other fixed income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula, when the Portfolio’s advisor believes such prices reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices, but take into account institutional size trading in similar groups of securities and any developments related to specific securities. The matrix pricing method values securities by reference to prices of comparable securities obtained from sources the Portfolio’s advisor deems accurate and reliable. Debt securities with maturities of 60 days or less at the time of purchase are valued at amortized cost, which does not take into account unrealized gains or losses. The amortized cost method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.

Securities listed on a foreign exchange and unlisted foreign securities are valued at the latest quoted sales price available when assets are valued. Foreign securities for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board. Foreign securities may trade on days when shares of the Portfolio are not priced; as a result, the NAV of shares of the Portfolio may change on days when shareholders will not be able to purchase or redeem the Portfolio’s shares. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars last quoted by a major bank.

The Portfolio’s municipal obligations for which quotations are readily available are valued at the most recent quoted bid price provided by investment dealers, provided that municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the Advisor to reflect the fair market value of such municipal obligations. Municipal obligations for which market quotations are not readily available are valued at fair market value as determined in good faith by the Valuation Designee (defined below) under the oversight of the Board. Debt obligations with maturities of 60 days or less at the time of purchase are valued on the basis of amortized cost, which approximates market value.

When market quotations are not readily available (as such term is defined in the 1940 Act), or when events occur that make established valuation methods unreliable, the Portfolio’s investments will be valued at fair value as determined in good faith using methods determined by the Board. The Board has delegated certain of the Portfolio’s valuation functions to the Advisor (in such capacity, the “Valuation Designee”), pursuant to procedures approved by the Board. The Valuation Designee works with State Street Bank and Trust Company, the Portfolio’s custodian, to regularly test the accuracy of the fair value prices by comparing them with values that are available from other sources. At each regularly scheduled Board meeting, a report by the Valuation Designee is submitted describing any security that has been fair valued and the basis for the fair value determination.

PURCHASE OF SHARES

The purchase price of shares of each class of the Portfolio is the NAV next determined after receipt of the purchase order by the Fund. It is the responsibility of The Glenmede Trust Company, N.A. (“Glenmede Trust”), the Advisor or certain approved brokers, employee benefit plans or other institutions (“Institutions”) to transmit orders for share purchases to State Street, the Fund’s transfer agent, and to deliver, or provide instructions to investors for the delivery of, required funds to State Street, the Fund’s custodian, on a timely basis.

The Portfolio reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Portfolio, (iii) to reduce or waive the minimum for initial and subsequent investments, from time to time and (iv) to close at any time to new investments or to new accounts.

At the discretion of the Fund, investors may be permitted to purchase Portfolio shares by transferring securities to the Portfolio that meets the Portfolio’s investment objective and policies.

REDEMPTION OF SHARES

Redemption proceeds are normally paid in cash, although the Fund has elected to be governed by Rule 18f-1 under the 1940 Act which permits it to limit each shareholder to cash redemptions of $250,000 or 1% of the Portfolio’s NAV, whichever is less, within a 90-day period or, subject to the approval of the Board, in other circumstances identified by the Advisor. Any additional redemption proceeds would be made in readily marketable securities.

PORTFOLIO TURNOVER

The Portfolio will not normally engage in short-term trading, but reserves the right to do so. It is anticipated that the portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by changes in the holdings of specific issuers, changes in country and currency weightings, cash requirements for redemption of shares and by requirements which enable the Portfolio to receive favorable tax treatment. The Portfolio is not restricted by policy with regard to portfolio turnover and will make changes in their investment portfolio from time to time as business and economic conditions as well as market prices may dictate.

A high portfolio turnover rate can result in corresponding increases in brokerage commissions; however, the Portfolio’s Advisor will not consider turnover rate a limiting factor in making investment decisions consistent with the Portfolio’s investment objective and policies.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted a policy on selective disclosure of portfolio holdings (including, but not limited to, portfolio securities holdings, asset allocations, sector allocations, and other portfolio holdings statistics, collectively referred to herein as “portfolio holdings”). The policy provides that neither a Fund, nor its Advisor, sub-advisor, administrator, transfer agent nor distributor (each, a “Fund Service Provider”) will disclose the Fund’s portfolio holdings to any person other than in accordance with the policy. Under the policy, neither a Fund, any Fund Service Provider, nor any of their affiliated persons may receive any compensation in any form, whether in cash or otherwise, in connection with the disclosure of portfolio holdings. A Fund Service Provider may provide portfolio holdings to third parties if such information has been included in the Fund’s public filings as required by the SEC or other filings, reports or disclosure documents as the SEC or other applicable regulatory authorities may require. The Advisor may post the following portfolio holdings on its website or any website maintained for the Fund or otherwise in a manner available to all shareholders: (1) no earlier than ten calendar days after the end of each month, the month-end top-ten portfolio holdings; and/or (2) no earlier than ten calendar days after the end of each calendar quarter, the complete quarter-end portfolio holdings. This information may then be separately provided to any person commencing the day after it is first published on the website. Such information shall remain available on the website at least until the Fund files with the SEC its annual/semi-annual shareholder report that includes such period or its report on Form N-PORT for the last month of the Fund’s first or third fiscal quarters.

Portfolio holdings information that is not filed with the SEC or not otherwise required to be disclosed by the SEC or other applicable regulatory authorities, may be provided to third parties only if a Fund has a legitimate business purpose for doing so, the third-party recipients are required to keep all portfolio holdings information confidential and are prohibited from trading on the information they receive. In order to ensure that the disclosure of a Fund’s non-public portfolio holdings is in the best interests of the Fund’s shareholders and to avoid any potential or actual conflicts of interest with the Fund Service Providers or other affiliated persons, disclosure to such third parties must be authorized by the Fund’s President and approved in advance by the Fund’s Board. Under the policy, the Board is to receive information, on a quarterly basis, regarding any disclosures of non-public portfolio holdings information that were permitted during the preceding quarter. Such authorization, pre-approval and reporting is not required for disclosure by the Fund’s administrator to providers of auditing, custody, proxy voting and other services to the Fund, as well as rating and ranking organizations. In general, each recipient of non-public portfolio holdings information must sign a confidentiality and non-trading agreement, although this requirement will not apply when the recipient is otherwise subject to a duty of confidentiality.

Under the policy, the Fund’s President has authorized the release of information regarding the Fund’s portfolio holdings on a daily basis to providers of auditing, custody, proxy voting, legal and other services to the Fund, currently including:

(i)	State Street, in connection with the provision of services as the Fund’s custodian, administrator, transfer agent, securities lending agent and short sales lending agent;

(ii)	Third-party providers of proxy voting services, such as Institutional Shareholder Services Inc. (“ISS”) and mailing services such as Broadridge Financial Solutions, Inc. (“Broadridge”);

(iii)	[ ], the Fund’s independent registered public accountant, in connection with the provision of services related to the audit of the Fund’s financial statements and certain non-audit services;

(iv)	Third-party providers of pricing/analytical/reconciliation services, such as FT Interactive Data Corporation, FactSet, Bloomberg Valuation Service (BVAL) and Electra Information Systems;

(v)	Ratings and ranking organizations, such as Morningstar, Inc. and Lipper/Thomson Reuters;

(vi)	Faegre Drinker Biddle & Reath LLP, in connection with the provision of services as legal counsel to the Fund;

(vii)	Foreside Financial Group, LLC in connection with the provision of services related to the Fund’s compliance program; and

(viii)	Third-party financial printers, such as Donnelley Financial Solutions.

INVESTMENT LIMITATIONS

The Portfolio is subject to the following restrictions. The numbered restrictions are fundamental policies and may not be changed without the approval of the lesser of: (1) 67% of the voting securities of the Portfolio present at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Portfolio.

If the Portfolio’s borrowings are in excess of 5% (excluding overdrafts) of its total net assets, additional portfolio purchases will not be made until the amount of such borrowing is reduced to 5% or less.

The Muni Enrichment Portfolio will not:

(1)	invest in commodities or commodity contracts, except that the Portfolio may invest in futures contracts and options;

(2)	purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate;

(3)

make loans, except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitation described in investment limitation (9) below, and money market instruments, including bankers’ acceptances and commercial paper, and selling securities on a when issued, delayed settlement or forward delivery basis) which are publicly or privately distributed, and (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder;

(4)	purchase on margin or sell short, except as specified above in investment limitation (1);

(5)	purchase more than 10% of any class of the outstanding voting securities of any issuer;

(6)

issue senior securities, except that the Portfolio may borrow money in accordance with investment limitation (7) below, purchase securities on a when issued, delayed settlement or forward delivery basis and enter into reverse repurchase agreements;

(7)

borrow money, except as a temporary measure for extraordinary or emergency purposes, and then not in excess of 10% of its total assets at the time of the borrowing (entering into reverse repurchase agreements and purchasing securities on a when issued, delayed settlement or forward delivery basis are not subject to this investment limitation);

(8)

pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in the Prospectus and this SAI and in connection with entering into futures contracts, but the deposit of assets in a segregated account in connection with the writing of covered put and call options and the purchase of securities on a when issued, delayed settlement or forward delivery basis and collateral arrangements with respect to initial or variation margin for futures contracts will not be deemed to be pledges of the Portfolio’s assets or the purchase of any securities on margin for purposes of this investment limitation;

(9)

underwrite the securities of other issuers or invest more than an aggregate of 15% of the total assets of the Portfolio, at the time of purchase, in securities for which there are no readily available markets, including repurchase agreements which have maturities of more than seven days or, in the case of the Portfolio, securities subject to legal or contractual restrictions on resale;

(10)	invest for the purpose of exercising control over management of any company;

(11)	invest its assets in securities of any investment company, except in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the 1940 Act;

(12)

acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s net assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities; and

(13)	write or acquire options or interests in oil, gas or other mineral exploration or development programs.

The Portfolio also will not:

(14)

with respect to 75% of its total assets, invest more than 5% of its total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities).

If the Portfolio’s borrowings are in excess of 5% (excluding overdrafts) of its total net assets, additional portfolio purchases will not be made until the amount of such borrowing is reduced to 5% or less.

Borrowings including reverse repurchase agreements and securities purchased on a when issued, delayed settlement or forward delivery basis may not exceed 33 1/3% of the Portfolio’s total net assets.

In addition, with respect to investment limitation (12), (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

With regard to limitation (13), the purchase of securities of a corporation, a subsidiary of which has an interest in oil, gas or other mineral exploration or development programs shall not be deemed to be prohibited by the limitation.

Under normal market circumstances, the Muni Enrichment Portfolio will invest at least 80% of the value of its net assets (including borrowings for investment purposes) in municipal obligations that pay interest that is exempt from regular federal income tax, but may be subject to federal alternative minimum tax for non-corporate investors in the Muni Enrichment Portfolio. This is a non-fundamental investment policy that may be changed by the Muni Enrichment Portfolio upon 60 days’ prior notice to shareholders.

If a percentage restriction is adhered to at the time an investment is made, a later increase in percentage resulting from a change in value or assets will not constitute a violation of such restriction except as to limitations on borrowings.

MANAGEMENT OF THE FUND

The Fund’s officers, under the supervision of the particular Board, manage the day-to-day operations of the Fund. The Board members set broad policies for the Fund and choose its officers. The Fund’s Board members each hold office until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such member and until the election and qualification of his/her successor, if any, elected at such meeting, or (ii) the date he or she dies, resigns or retires, or is removed by the Board or shareholders. The Fund’s officers are elected by the Board and hold office for the term of one year and until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed, or becomes disqualified.

Board Members and Officers

The following is a list of the Board members and officers of the Fund, their ages, their principal occupations during the past five years, the number of portfolios that they oversee in the Fund complex, and other directorships they hold. The portfolios of the Glenmede Fund and The Glenmede Portfolios are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Unless otherwise indicated below, the address of each Board member and officer is c/o State Street Bank and Trust Company, [1 Lincoln Street, Floor 8, SFC0805, Boston, MA 02111], Attention: Fund Administration Legal Department.

Name and Age	Positions with the Fund and Time Served	Principal Occupations(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Director- ships Held During Past 5 Years
Interested Directors/Trustees (1)

Susan W. Catherwood (2) Age: 79	Director of Glenmede Fund and Trustee of Glenmede Portfolios (since February 2007)	Director (since 1988) and Member of the Investment Review/Relationship Oversight Committee (since 2001), Compensation Committee (since 1993) and Nominating Committee (since 2018), Glenmede Trust; Director, The Glenmede Corporation (since 1988); Board Member, The Pew Charitable Trusts; Charter Trustee, The University of Pennsylvania; Chairman Emeritus, The University Museum of The University of Pennsylvania; Chairman of the Board of Managers, The Christopher Ludwick Foundation; Director: Thomas Skelton Harrison Foundation and The Catherwood Foundation; Fellow and formerly served on Finance and Investment Committees, and former Board member, College of Physicians of Philadelphia; Former Member and Chair, The Women’s Committee and Penn Museum Board of Overseers of the University of Pennsylvania; Former Board Chair, University of Pennsylvania Health System (1991-1999).	[19]	None

Mary Ann B. Wirts (2) Age: 71	Director of Glenmede Fund (since June 2020) and Trustee of Glenmede Portfolios (since June 2020)	Managing Director and Chief Administrative Officer of Glenmede Trust (until 2020); Managing Director and Chief Administrative Officer of Glenmede Investment Management LP (2006-2020); First Vice President and Managing Director of Fixed Income of Glenmede Advisers (2000-2006).	[19]	None

(1)	Interested Directors/Trustees are those Directors/Trustees who are “interested persons” of the Fund and The Glenmede Portfolios as defined in the 1940 Act.
(2)

Susan W. Catherwood and Mary Ann B. Wirts are considered to be “interested persons” of the Fund and The Glenmede Portfolios because of their current or prior affiliations with Glenmede Trust, the parent company of the Fund’s investment advisor, GIM, and/or their stock ownership in The Glenmede Corporation, of which GIM is an affiliate.

Name and Age	Positions with the Fund and Time Served	Principal Occupations(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Director- ships Held During Past 5 Years
Independent Directors/Trustees (3)

H. Franklin Allen, Ph.D. Age: 66	Director of Glenmede Fund (since March 1991) and Trustee of Glenmede Portfolios (since May 1992)	Vice Dean Research and Faculty of the Imperial College Business School (since 2019), Professor of Finance and Economics and Director of the Brevan Howard Centre for Financial Analysis at the Imperial College London (since 2014); Professor Emeritus of Finance, The Wharton School of The University of Pennsylvania since June 2016; Professor of Finance and Economics (1990-1994); Vice Dean and Director of Wharton Doctoral Programs (1990-1993); Employed by The University of Pennsylvania (from 1980-2016).	[19]	None

William L. Cobb, Jr. Age: 75	Director of Glenmede Fund and Trustee of Glenmede Portfolios (since February 2007) Chairman of the Fund (since December 2021)	Former Executive Vice President and Former Chief Investment Officer, The Church Pension Fund (defined benefit plan for retired clergy of the Episcopal Church) (1999-2014); Chair and Member, Investment Committee, The Minister and Missionaries Benefit Board of the American Baptist Church (until 2013); Vice Chairman, J.P. Morgan Investment Management (1994-1999).	[19]	Director, TCW Direct Lending LLC

Andrew Phillips Age: 60	Director of Glenmede Fund and Trustee of Glenmede Portfolios (since September 2022)	Adjunct Professor – College of Management (since 2021), Long Island University; Senior Performance Officer (2013-2015), Global Head of Institutional and Alternatives Product Strategy (2012-2013), Global Chief Performance Officer (2010-2012), Global Chief Operating Officer (2007-2010) and Managing Director – Americas Fixed Income Executive Team, BlackRock, Inc.	[19]	None

Name and Age	Positions with the Fund and Time Served	Principal Occupations(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Director- ships Held During Past 5 Years
Harry Wong Age: 74	Director of Glenmede Fund and Trustee of Glenmede Portfolios (since February 2007)	Former Managing Director, Knight Capital Americas, L.P., an operating subsidiary of Knight Capital Group Inc. (investment banking) (2009- 2011); Managing Director, Long Point Advisors, LLC (business consulting) (2003-2012); Senior Managing Director, ABN AMRO (investment banking) (1990-2002); Adjunct Faculty Member, Sacred Heart University (2003-2007).	[19]	None

(3)	Independent Directors/Trustees are those Directors/Trustees who are not “interested persons” of the Fund as defined in the 1940 Act.

Officers

Name, Address, and Age	Positions Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Kent E. Weaver 1650 Market Street, Suite 1200 Philadelphia, PA 19103 Age: 56	President of the Fund.	President of the Fund since November 2019.	President of Glenmede Investment Management LP (since 2021); Director of Sales and Client Service of Glenmede Investment Management LP (July 2015-2021).

Kimberly C. Osborne 1650 Market Street, Suite 1200 Philadelphia, PA 19103 Age: 56	Executive Vice President and Assistant Treasurer of the Fund.	Executive Vice President of the Fund since December 1997; Assistant Treasurer of the Fund since December 2020.	Client Service Manager of Glenmede Investment Management LP (since 2006). Vice President of Glenmede Trust and Glenmede Advisers (until 2008); Employed by Glenmede Trust (1993-2008) and Glenmede Advisers (2000-2008).

Christopher E. McGuire 1650 Market Street, Suite 1200 Philadelphia, PA 19103 Age: 49	Treasurer of the Fund.	Treasurer of the Fund since December 2019.	Director of Administration of Glenmede Investment Management LP (since October 2019); Managing Director, State Street Bank and Trust Company (2007-2019).

Michael P. Malloy One Logan Square Suite 2000 Philadelphia, PA 19103-6996 Age: 63	Secretary of the Fund.	Secretary of the Fund since January 1995.	Partner in the law firm of Faegre Drinker Biddle & Reath LLP.

Name, Address, and Age	Positions Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Eimile J. Moore 3 Canal Plaza, Suite 100, 3rd Floor Portland, ME 04101 Age: 53	Chief Compliance Officer of the Fund.	Chief Compliance Officer of the Fund since December 2017.	Senior Principal Consultant, ACA Group (since 2011).

Daniel P. Bulger [1 Lincoln Street, Floor 8 Boston, MA 02111] Age: 56	Assistant Secretary of the Fund.	Assistant Secretary of the Fund since December 2022.	Vice President and Counsel, State Street Bank and Trust Company (since 2016).

Rebecca Tran Savage [1 Lincoln Street, Floor 8 Boston, MA 02111] Age: 41	Assistant Secretary of the Fund.	Assistant Secretary of the Fund since December 2022.	Assistant Vice President and Associate Counsel, State Street Bank and Trust Company (Since May 2022).

The Board believes that each Director’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Directors lead to the conclusion that each Director should serve in such capacity. Among the attributes common to all Directors is the ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Directors, the Advisor, other service providers, legal counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Directors. A Director’s ability to perform his or her duties effectively may have been attained through such person’s business, consulting and/or academic positions; experience as a board member of the Fund, other investment funds, or non-profit entities or other organizations; education or professional training; and/or other life experiences. In addition to these shared characteristics, set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each Director:

H. Franklin Allen, Ph.D.:	Dr. Allen has substantial experience in the areas of finance and economics through his educational background and position for many years as a professor of finance and economics at The Wharton School of The University of Pennsylvania and most recently as Vice Dean of Research and Faculty of the Imperial College London Business School and Professor of Finance and Economics and Director of the Brevan Howard Centre for Financial Analysis at the Imperial College London.

Susan W. Catherwood:	Ms. Catherwood has substantial business, finance and investment management experience through her board and committee positions with the parent companies of the Advisor and her board and/or executive positions with academic entities, charitable foundations and companies.

William L. Cobb, Jr.:	Mr. Cobb has substantial investment management and business experience through his senior executive, chief investment officer and/or investment committee positions with private and non-profit entities, as a senior executive officer of a global investment management firm and most recently as a board member of a business development company.

Andrew Phillips:	Mr. Phillips has substantial investment management and business experience through his executive positions with a major investment management firm.

Mary Ann B. Wirts:	Mrs. Wirts has substantial business, financial services and investment management experience through her senior executive positions with the Advisor and its parent companies.

Harry Wong:	Mr. Wong has substantial finance, investment banking and capital markets experience through his positions as an executive in investment banking businesses.

Specific details regarding each Director’s term of office as a Director with the Fund and principal occupations during at least the past five years are included in the table above.

Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Fund rests with the Board. The Fund has engaged an investment adviser to manage the Portfolio on a day-to-day basis. The Board is responsible for overseeing the Advisor and other service providers in the operations of the Fund in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Fund’s Charters and By-laws. The Board is currently composed of six members, four of whom are Independent Directors. The Board meets in-person at regularly scheduled meetings four times each year. In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. The Board may also meet via videoconference. The Board and the Independent Directors have access to the Fund’s Chief Compliance Officer (“CCO”), the Fund’s independent registered public accounting firm and independent legal counsel for consultation to assist them in performing their oversight responsibilities. As described below, the Board has established an Audit Committee, Valuation Committee, and Nominating Committee and may establish ad hoc committees or working groups from time to time to assist the Board in fulfilling its oversight responsibilities.

The Board has appointed William L. Cobb, Jr., an Independent Director, to serve in the role of Chairman of the Board. The Chairman’s role is to preside at all meetings of the Board and to act as liaison with the Advisor, other service providers, counsel and other Directors generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. The Board reviews its leadership structure during periodic self-assessments and based on that review, has determined that the Board’s leadership structures are appropriate because they allow the Board to exercise informed judgment over matters under their purview and they allocate areas of responsibility among committees of the Board and the full Board in a manner that enhances effective oversight.

The Fund is subject to a number of risks, including investment, compliance, operational and valuation risks, among others. Risk oversight forms part of the Board’s general oversight of the Fund and is addressed as part of the Board’s and its committees’ various activities. Day-to-day risk management functions are included within the responsibilities of the Advisor and other service providers (depending on the nature of the risk), which carry out the Fund’s investment management and business affairs. The Advisor and other service providers employ a variety of processes, procedures and controls to identify various events or circumstances that give rise to risks, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each of the Advisor and other service providers have their own independent interests in risk management, and their policies and methods of risk management will depend on their functions and business models. The Board recognizes that it is not possible to identify all of the risks that may affect the Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. The Board requires senior officers of the Fund, including the President, Chief Financial Officer and CCO and the Advisor, to report to the full Board on a variety of matters at each regular meeting of the Board, including matters relating to risk management. The Board also receives reports from certain of the Fund’s other primary service providers on regular basis, including State Street as the Fund’s custodian, administrator, transfer agent and securities lending agent. The Fund’s CCO meets in executive session with the Board at each regularly scheduled meeting and meets separately with the Independent Directors at least annually to discuss relevant risk issues affecting the Fund. In addition, the CCO reports to the Chairman of the Audit Committee between meetings to discuss compliance related matters. The Audit Committee also receives regular reports from the Fund’s independent registered public accounting firm on internal control and financial reporting matters. The Board and Independent Directors meet with the Fund’s independent legal counsel each quarterly meeting and have access to legal counsel for consultation concerning any issues that may occur between regularly scheduled meetings. The Board may, at any time and in its discretion, change the manner in which they conduct risk oversight.

Standing Board Committees

Dr. Allen and Messrs. Cobb, Phillips and Wong (Chairman) and Mmes. Catherwood and Wirts serve on the Audit Committee of the Board. The Audit Committee operates under a written charter approved by the Board. The purposes of the Audit Committee include overseeing the accounting and financial reporting processes of the Fund and the audits of the Fund’s financial statements. Accordingly, the Committee assists the Board in its oversight of (i) the integrity of the Fund’s financial statements; (ii) the independent accountants’ qualifications and independence; and (iii) the performance of the Fund’s internal audit function and independent accountants. The Audit Committee met two times during the fiscal year ended October 31, 2022.

Dr. Allen (Chairman) and Messrs. Cobb, Phillips, Wong, Weaver and McGuire and Mmes. Catherwood and Wirts serve on the Valuation Committee of the Board. The Fund’s Valuation Committee, or under certain circumstances the Valuation Committee’s Chairman or his designee, determine, in consultation with the Fund’s administrator and Advisor, the fair value of certain securities pursuant to procedures adopted by the Board. The Glenmede Fund’s Valuation Committee did not meet during the fiscal year ended October 31, 2022.

Dr. Allen (Chairman) and Messrs. Cobb, Wong and Phillips serve on the Nominating Committee of the Board. The Fund’s Nominating Committee, among other things, nominates persons to fill vacancies on the Board and Board Committees. The Nominating Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Nominating Committee in care of the Fund’s Secretary. The Nominating Committee met four times during the fiscal year ended October 31, 2022.

Director/Trustee Ownership of Fund Shares

The following table shows the Directors’ ownership of the Portfolio and in all Portfolios of the Fund and The Glenmede Portfolios overseen by the Directors, as of December 31, 2022.

Name of Director/Trustee	Dollar Range of Equity Securities in the Portfolio*	Aggregate Dollar Range of Equity Securities in All Portfolios in the Fund Complex
Interested Directors/Trustees
Susan W. Catherwood	None	None
Mary Ann B. Wirts	None	Over $100,000
Independent Directors/Trustees
H. Franklin Allen, Ph.D.	None	None
William L. Cobb, Jr.	None	Over $100,000
Andrew Phillips	None	None
Harry Wong	None	None

*	As of the date of this SAI, the Portfolio did not have any shares outstanding.

Remuneration of Board Members

As of January 1, 2022, the annual fee for each Board member, other than officers of the Advisor, is $104,000. In addition to the annual fee, the Glenmede Fund pays each Board member, other than officers of the Advisor, $5,000 for each Board meeting attended and out-of-pocket expenses incurred in attending Board meetings, the Audit Committee Chairman receives an annual fee of $10,000 for his services as Chairman of the Audit Committee and the Chairman of the Board receives an annual fee of $15,000 for this services as Chairman of the Board. The Glenmede Portfolios pay each Board member, other than officers of the Advisor, an annual fee of $6,000 per year and out-of-pocket expenses incurred in attending Board meetings. Board members receive no compensation as members of the Audit, Valuation or Nominating Committees. The officers of the Fund receive no compensation as officers from the Fund.

Set forth in the table below is the compensation received by Board members for the fiscal year ended October 31, 2022.

Name of Person, Position*	Aggregate Compensation* from the Glenmede Fund	Aggregate Compensation* from The Glenmede Portfolios	Pension or Retirement Benefits Accrued as Part of Fund’s Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation* from the Fund Complex**
Interested Directors/Trustees
Susan W. Catherwood, Director/Trustee	$117,342	$6,000	None	None	$123,342
Mary Ann B. Wirts Director/Trustee	$122,342	$6,000	None	None	$128,342
Independent Directors/Trustees
H. Franklin Allen, Ph.D., Director/Trustee	$124,195	$6,000	None	None	$130,195
William L. Cobb, Jr., Director/Trustee	$136,774	$6,000	None	None	$142,774
Gail E. Keppler, Director/Trustee***	$60,365	$3,000	None	None	$63,365
Andrew Phillips, Director/Trustee****	$62,266	$3,000	None	None	$65,266
Harry Wong, Director/Trustee	$132,978	$6,000	None	None	$138,978

*	Compensation includes reimbursement of out-of-pocket expenses incurred in attending Board meetings, where applicable.
**	Includes $6,000 annual fee for service on the Board of Trustees of The Glenmede Portfolios.
***	As of June 9, 2022, Ms. Keppler retired as a Director/Trustee of the Fund and The Glenmede Portfolios.
****	As of September 8, 2022, Mr. Phillips was appointed Director/Trustee of the Fund and The Glenmede Portfolios.

Code of Ethics

The Fund and the Advisor have each adopted codes of ethics that permit personnel subject to the codes to invest in securities including securities that may be purchased or held by the Fund.

Proxy Voting Procedures

The Fund has delegated proxy voting responsibilities to the Advisor, subject to the Board’s general oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with the Fund’s and its shareholders best interests and in compliance with all applicable proxy voting rules and regulations. The Advisor has adopted its own proxy voting policies and guidelines for this purpose (collectively, the “Proxy Voting Procedures”). The Proxy Voting Procedures address, among other things, material conflicts of interest that may arise between the interests of the Fund and the interests of the Advisor and its affiliates. The Proxy Voting Procedures are provided in Appendix B of this SAI.

Information regarding how the Fund voted proxies, if any, relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, upon request, by calling 1-800-442-8299, and on the SEC’s website at http://www.sec.gov.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisor

GIM, with principal offices at One Liberty Place, 1650 Market Street, Suite 1200, Philadelphia, Pennsylvania 19103, currently serves as the investment advisor to the Portfolio. GIM, a limited partnership, is wholly-owned by Glenmede Trust. As of December 31, 2022, GIM and its affiliated companies had over $40.5 billion in assets in the accounts for which they serve in various capacities, including as executor, trustee or investment advisor.

The Investment Advisory Agreement will continue in effect from year to year provided its continuance is approved annually (i) by the holders of a majority of the Portfolio’s outstanding voting securities or by the Board and (ii) by a majority of the Directors who are not parties to the Investment Advisory Agreement or interested persons of any such party. The Investment Advisory Agreement may be terminated on 60 days’ written notice by any such party and will terminate automatically if assigned.

The names and position with GIM of the principal executive officers and each director of GIM are as follows. The address for each is c/o GIM, One Liberty Place, 1650 Market Street, Suite 1200, Philadelphia, PA 19103.

Name	Position with GIM
Gordon B. Fowler	Managing Director and Chief Executive Officer
Raj Tewari	Managing Director and Chief Operating Officer
Kent E. Weaver	Managing Director and President
Peter Zuleba	Managing Director and Director of Investment Management
John McCabe	Managing Director and General Counsel

GIM is wholly-owned by Glenmede Trust as both its only limited partner and as the sole owner of GIM’s only general partner, Gatepost Partners, LLC. Glenmede Trust, a nationally-chartered trust company, provides fiduciary and investment services to endowment funds, foundations, employee benefit plans and other institutions and individuals. Glenmede Trust is a wholly-owned subsidiary of The Glenmede Corporation. Glenmede Trust, Gatepost Partners, LLC and The Glenmede Corporation are located at One Liberty Place, 1650 Market Street, Suite 1200, Philadelphia, Pennsylvania 19103.

The Muni Enrichment Portfolio does not pay a management fee to the Advisor for its investment advisory services.

Portfolio Managers

Set forth below is information regarding the individuals identified in the Portfolio’s Prospectus as primarily responsible for the day- to-day management of the Portfolio (“Portfolio Managers”).

As of May 31, 2023, the Portfolio Managers were also primarily responsible for the day-to-day management of certain types of other portfolios and/or accounts, as indicated in the table below:

Glenmede Investment Management LP	Type of Accounts	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed with Performance- Based Advisory Fees	Total Assets Managed with Performance- Based Advisory Fees
Robert M. Daly	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	[ ] [ ] [ ]	[ ] [ ] [ ]	[ ] [ ] [ ]	[ ] [ ] [ ]

J. Douglas Wilson	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	[ ] [ ] [ ]	[ ] [ ] [ ]	[ ] [ ] [ ]	[ ] [ ] [ ]

David M. Joyce	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	[ ] [ ] [ ]	[ ] [ ] [ ]	[ ] [ ] [ ]	[ ] [ ] [ ]

The following table sets forth the dollar range of equity securities beneficially owned by the Portfolio Manager in the Portfolio that he or she manages as of May 31, 2023:

Portfolio/Portfolio Manager	Dollar Range of Shares Beneficially Owned
Muni Enrichment Portfolio
Robert M. Daly	[None]
J. Douglas Wilson	[None]
David M. Joyce	[None]

The compensation package for the GIM Portfolio Managers is comprised of a base salary, annual bonus and participation in a long-term equity plan of The Glenmede Corporation. The base salary is based on a combination of factors including the Portfolio Manager’s experience, expertise, and competitive market rates. The annual bonus payment is based on a combination of the annual pre-tax financial performance of The Glenmede Corporation, revenue generated from investment management fees and achievement of non-financial strategic goals. The Glenmede Corporation’s equity plan provides an opportunity for senior management to build equity in the parent company through options and restricted stock. Participation is based on position, experience and expertise.

The Portfolio Managers may manage other accounts with investment strategies similar to those of the Portfolio, which may suggest the potential for conflicts of interests relating to cross trading, allocation of investment opportunities, and aggregation and allocation of trades. In addition, GIM may charge varying fees to different accounts managed by their respective Portfolio Managers. Shareholders should be aware that, as with any group of portfolios and accounts managed by an investment advisor pursuant to varying fee arrangements, including performance or other incentive-based fee arrangements, there is the potential for conflicts of interest that may result in the Portfolio Managers’ favoring those portfolios or accounts with higher or incentive-based arrangements. However, the Fund does not anticipate that management by the Portfolio’s Portfolio Manager of other accounts with a similar investment strategy or different fee arrangement would conflict with management of the Portfolio because conflicts of interest of this type are minimized by GIM’s investment management decision-making process and trade allocation policy. In addition, the Fund has adopted policies limiting the circumstances under which cross-trades may be effected between the Portfolio and another client account.

Transfer Agent, Dividend Paying Agent, Custodian and Administrator

State Street, with its primary place of business located at One Lincoln Street, Boston, MA 02111, serves as the Fund’s transfer agent, dividend paying agent, custodian and administrator. Because the Portfolio is new, it did not pay any fees to State Street during previous fiscal years.

For its services, State Street is entitled to receive fees from the Fund based on a percentage of the daily net assets of the Portfolio of the Fund, plus transaction charges for certain transactions and out-of-pocket expenses.

State Street is also compensated for its services as the Fund’s securities lending agent and short sales lending agent and until December 2010, was also paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund’s compliance program.

Distributor

Shares of the Fund are distributed continuously and are offered without a sales load by Quasar Distributors, LLC (“Quasar Distributors”), 111 East Killbourn Avenue, Suite 2200, Milwaukee, WI 53202, pursuant to Distribution Agreements between the Fund and Quasar Distributors. Quasar Distributors receives no fee from the Fund for its distribution services. Currently, the Advisor pays Quasar Distributors’ fees and out-of-pocket expenses for the distribution services Quasar Distributors provides to the Portfolio.

Independent Registered Public Accounting Firm

[                    ] serves as the Fund’s independent registered public accounting firm and will audit its financial statements annually.

Counsel

Faegre Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, Pennsylvania 19103-6996, serves as counsel to the Fund.

Reports

Shareholders will receive unaudited semi-annual financial statements and audited annual financial statements.

PORTFOLIO TRANSACTIONS

The Investment Advisory Agreement authorizes the Advisor to select the brokers or dealers that will execute the purchases and sales of investment securities for the Portfolio and directs the Advisor to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Portfolio. The Advisor may, however, consistent with the interests of the Portfolio, select brokers on the basis of the research, statistical and pricing services they provide to the Portfolio. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Advisor under the Investment Advisory Agreement. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that such commissions are paid in compliance with the Securities Exchange Act of 1934, as amended, and that the Advisor determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of the Advisor to the Portfolio and the Advisor’s other clients. The distribution of orders among brokers and the commission rates paid by the Portfolio are reviewed periodically by the Board.

The Fund is required to identify any securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents that the Portfolio has acquired during the Fund’s most recent fiscal year. As of the date of this SAI, the Portfolio had not commenced operations and thus had not acquired any such securities.

The Muni Enrichment Portfolio does not currently expect to incur any brokerage commission expense on transactions in its portfolio securities because debt instruments are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer.

To the extent that the Portfolio effects brokerage transactions with a broker/dealer affiliated directly or indirectly with the Fund, the Advisor or Quasar Distributors, such transactions will be effected in compliance with applicable law.

Some securities considered for investment by the Portfolio may also be appropriate for other clients served by the Advisor. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more of these other clients served by the Advisor and is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by the Advisor. While in some cases this practice could have a detrimental effect on the price, value or quantity of the security as far as the Portfolio is concerned, in other cases it is believed to be beneficial to the Portfolio.

ADDITIONAL INFORMATION CONCERNING TAXES

The following summarizes certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. Except where otherwise specifically referenced, the discussion relates solely to the Portfolio and investors who are United States citizens, residents or domestic corporations and domestic trusts. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or their shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the federal tax consequences in the Prospectus and this SAI are based on the Internal Revenue Code (the “Code”), and the regulations issued under it, and court decisions and administrative interpretations published by the IRS as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive.

General

The Portfolio intends to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As a regulated investment company, the Portfolio generally will be exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders. To qualify for treatment as a regulated investment company, the Portfolio must meet three important tests each year.

First, the Portfolio must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities, or currencies or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of its taxable year, at least 50% of the value of the Portfolio’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies and securities of other issuers as to which the Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of the issuer, and no more than 25% of the value of the Portfolio’s total assets may be invested in the securities of (1) any one issuer (other than U.S. Government securities and securities of other regulated investment companies), (2) two or more issuers that the Portfolio controls and which are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships.

Third, the Portfolio must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) before taking into account any deduction for dividends paid, and 90% of its net tax-exempt income, if any, for the year.

The Portfolio intends to comply with these requirements. If the Portfolio were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Portfolio could be disqualified as a regulated investment company. If for any taxable year the Portfolio were not to qualify as a regulated investment company, all its taxable income would be subject to income tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions to the extent of the Portfolio’s current and accumulated earnings and profits and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each calendar year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Portfolio intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

Taxation of Certain Investments

The tax principles applicable to transactions in certain financial instruments, such as futures contracts and options, that may be engaged in by the Portfolio are complex and, in some cases, uncertain. Such transactions and investments may cause the Portfolio to recognize taxable income prior to the receipt of cash, thereby requiring the Portfolio to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

Muni Enrichment Portfolio

As described in the Prospectus, the Muni Enrichment Portfolio is designed to provide investors with current tax-exempt interest income. Shares of the Portfolio may not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans (“Keogh Plans”) and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, shareholders would fail to gain any additional benefit from the Portfolio’s dividends being tax-exempt. Additionally, dividends would be ultimately taxable to the beneficiaries of retirement plans, Keogh Plans and individual retirement accounts when distributed to them. In addition, the Portfolio may not be an appropriate investment for entities which are “substantial users” of facilities financed by private activity bonds or “related persons” thereof. “Substantial user” is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. “Related persons” include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

For the Muni Enrichment Portfolio to pay tax-exempt dividends for any taxable year, at least 50% of the aggregate value of the Portfolio’s total assets at the close of each quarter of the Portfolio’s taxable year must consist of exempt-interest obligations.

State and Local Taxes

Although the Portfolio intends to qualify as a regulated investment company and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Portfolio may be subject to the tax laws of such states or localities.

SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISOR REGARDING ANY UNITED STATES FEDERAL TAX CONSEQUENCES OF HOLDING SHARES IN THE PORTFOLIO IN LIGHT OF THEIR INDIVIDUAL CIRCUMSTANCES AS WELL AS ANY FOREIGN, STATE AND LOCAL OR OTHER TAX CONSEQUENCES THAT MAY ARISE AS A RESULT OF HOLDING SHARES IN THE PORTFOLIO.

GENERAL INFORMATION

Description of Shares and Voting Rights

The shares of the Portfolio have no preference as to conversion, exchange, dividends, retirement or other rights, and, when issued and paid for as provided in the Prospectus, will be fully paid and non-assessable. The shares of the Portfolio have no pre-emptive rights and do not have cumulative voting rights, which means that the holders of more than 50% of the shares of a Fund voting for the election of its Board members can elect 100% of the Board of that Fund if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his or her name on the books of the particular Fund. The Fund will not hold annual meetings of shareholders, except as required by the 1940 Act, the next sentence and other applicable law. The Fund has undertaken that its Board will call a meeting of shareholders for the purpose of voting upon the question of removal of a Board member or members if such a meeting is requested in writing by the holders of not less than 10% of the outstanding shares of the particular Fund. To the extent required by the undertaking, the Fund will assist shareholder communication in such matters. The staff of the SEC has expressed the view that the use of a combined Prospectus for the Portfolios of the Glenmede Fund and The Glenmede Portfolios may subject the Fund to liability for misstatements, inaccuracies or incomplete disclosure about another Portfolio.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company shall not be deemed to have been effectively acted upon unless approved by a majority of the outstanding shares of the Portfolio or class affected by the matter. The Portfolio or class is affected by a matter unless it is clear that the interests of the Portfolio or class in the matter are substantially identical or that the matter does not affect any interest of the Portfolio or class. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to the Portfolio only if approved by a majority of the outstanding shares of the Portfolio. However, Rule 18f-2 also provides that the ratification of independent public accountants and the election of directors or trustees may be effectively acted upon by shareholders of the Fund voting without regard to the Portfolio.

Notwithstanding any provision of Maryland law requiring a greater vote of the Glenmede Fund’s common stock (or of the shares of the Portfolio or class voting separately as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above) or by the Glenmede Fund’s Articles of Amendment and Restatement, the Glenmede Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding common stock of the Glenmede Fund entitled to vote thereon. Under Maryland law, the Board may liquidate a Glenmede Fund Portfolio or class without shareholder approval.

Certain Record Holders

Any shareholder that owns more than 25% of the outstanding shares of a Portfolio or class may be presumed to “control” (as that term is defined in the 1940 Act) the Portfolio or class. Shareholders controlling a Portfolio or class could have the ability to vote a majority of the shares of the Portfolio or class on any matter requiring approval of shareholders of the Portfolio or class.

[As of May 31, 2023, the Directors and officers of the Fund collectively owned less than 1% of the outstanding shares of the Portfolio.]

Dividends and Distributions

The Portfolio’s policy is to distribute substantially all of its net investment income, if any, together with any net realized capital gains in the amount and at the times that will avoid both income (including capital gains) taxes on it and the imposition of the federal excise tax on undistributed income and gains. The amounts of any income dividends or capital gains distributions for the Portfolio cannot be predicted.

FINANCIAL STATEMENTS

No Financial Statements are supplied for the Portfolio because as of the date of the Prospectus and this SAI, the Portfolio had no operating history.

OTHER INFORMATION

The Fund’s Prospectus and this SAI do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933, as amended, with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this SAI pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained in the Prospectus or in this SAI as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this SAI form a part, each such statement being qualified in all respects by such reference.

The third party marks appearing above are the marks of their respective owners.

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

An S&P Global Ratings short-term issue credit rating is generally assigned to those obligations considered short-term in the relevant market. The following summarizes the rating categories used by S&P Global Ratings for short-term issues:

“A-1” – A short-term obligation rated “A-1” is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

“B” – A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

“D” – A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to “D” if it is subject to a distressed debt restructuring.

Local Currency and Foreign Currency Ratings – S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. A foreign currency rating on an issuer can differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency, versus obligations denominated in a foreign currency.

“NR” – This indicates that a rating has not been assigned or is no longer assigned.

Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 reflect a superior ability to repay short-term obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 reflect a strong ability to repay short-term obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 reflect an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

“NR” – Is assigned to an unrated issuer, obligation and/or program.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention.1 Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” – Securities possess fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” – Securities possess speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” – Securities possess high short-term default risk. Default is a real possibility.

“RD” – Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

“D” – Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

“NR” – Is assigned to an issue of a rated issuer that are not and have not been rated.

The DBRS Morningstar® Ratings Limited (“DBRS Morningstar”) short-term obligation ratings provide DBRS Morningstar’s opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. The obligations rated in this category typically have a term of shorter than one year. The R-1 and R-2 rating categories are further denoted by the subcategories “(high)”, “(middle)”, and “(low)”.

The following summarizes the ratings used by DBRS Morningstar for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from “R-1 (high)” by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

“R-1 (low)” – Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

[1]	A long-term rating can also be used to rate an issue with short maturity.

“R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

“R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

“R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.

“R-3” – Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4” – Short-term debt rated “R-4” is considered to be of speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5” – Short-term debt rated “R-5” is considered to be of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

“D” – Short-term debt rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding-up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods. DBRS Morningstar may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Long-Term Issue Credit Ratings

The following summarizes the ratings used by S&P Global Ratings for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” – Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment. The “CC” rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

“C” – An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

“D” – An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to “D” if it is subject to a distressed debt restructuring

Plus (+) or minus (-) – Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

“NR” – This indicates that a rating has not been assigned, or is no longer assigned.

Local Currency and Foreign Currency Ratings—S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. A foreign currency rating on an issuer can differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency, versus obligations denominated in a foreign currency.

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of eleven months or more. Such ratings reflect both on the likelihood of default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

“NR” – Is assigned to unrated obligations, obligation and/or program.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be of good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

“BB” – Securities considered to be speculative. “BB” ratings indicates an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B” – Securities considered to be highly speculative. “B” ratings indicate that material credit risk is present

“CCC” – A “CCC” rating indicates that substantial credit risk is present.

“CC” – A “CC” rating indicates very high levels of credit risk.

“C” – A “C” rating indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “RD” or “D” ratings but are instead rated in the “CCC” to “C” rating categories, depending on their recovery prospects and other relevant characteristics. Fitch believes that this approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.

“NR” – Is assigned to an unrated issue of a rated issuer.

The DBRS Morningstar long-term obligation ratings provide DBRS Morningstar’s opinion on the risk that investors may not be repaid in accordance with the terms under which the long-term obligation was issued. The obligations rated in this category typically have a term of one year or longer. All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”. The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category. The following summarizes the ratings used by DBRS Morningstar for long-term debt:

“AAA” – Long-term debt rated “AAA” is of the highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

“AA” – Long-term debt rated “AA” is of superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from “AAA” only to a small degree. Unlikely to be significantly vulnerable to future events.

“A” – Long-term debt rated “A” is of good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.” May be vulnerable to future events, but qualifying negative factors are considered manageable.

“BBB” – Long-term debt rated “BBB” is of adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

“BB” – Long-term debt rated “BB” is of speculative, non-investment grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

“B” – Long-term debt rated “B” is of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

“CCC”, “CC” and “C” – Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default or subordinated to obligations rated in the “CCC” to “B” range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

“D” – A security rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods. DBRS Morningstar may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Municipal Note Ratings

An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:

•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Municipal Short-Term Note rating symbols are as follows:

“SP-1” – A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” – A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.

“D” – This rating is assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Moody’s uses the global short-term Prime rating scale (listed above under Short-Term Credit Ratings) for commercial paper issued by U.S. municipalities and nonprofits. These commercial paper programs may be backed by external letters of credit or liquidity facilities, or by an issuer’s self-liquidity.

For other short-term municipal obligations, Moody’s uses one of two other short-term rating scales, the Municipal Investment Grade (“MIG”) and Variable Municipal Investment Grade (“VMIG”) scales provided below.

Moody’s uses the MIG scale for U.S. municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less. Under certain circumstances, Moody’s uses the MIG scale for bond anticipation notes with maturities of up to five years.

MIG Scale

“MIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

“NR” – Is assigned to an unrated obligation, obligation and/or program.

In the case of variable rate demand obligations (“VRDOs”), Moody’s assigns both a long-term rating and a short-term payment obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interest payments. The short-term payment obligation rating addresses the ability of the issuer or the liquidity provider to meet any purchase price payment obligation resulting from optional tenders (“on demand”) and/or mandatory tenders of the VRDO. The short-term payment obligation rating uses the VMIG scale. Transitions of VMIG ratings with conditional liquidity support differ from transitions of Prime ratings reflecting the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.

Moody’s typically assigns the VMIG rating if the frequency of the payment obligation is less than every three years. If the frequency of the payment obligation is less than three years but the obligation is payable only with remarketing proceeds, the VMIG short-term rating is not assigned and it is denoted as “NR”.

“VMIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections.

“VMIG-2” – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections.

“VMIG-3” – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections.

“SG” – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural and/or legal protections.

“NR” – Is assigned to an unrated obligation, obligation and/or program.

About Credit Ratings

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities.

Fitch’s credit ratings are forward-looking opinions on the relative ability of an entity or obligation to meet financial commitments. Issuer Default Ratings (IDRs) are assigned to corporations, sovereign entities, financial institutions such as banks, leasing companies and insurers, and public finance entities (local and regional governments). Issue-level ratings are also assigned and often include an expectation of recovery, which may be notched above or below the issuer-level rating. Issue ratings are assigned to secured and unsecured debt securities, loans, preferred stock and other instruments. Credit ratings are indications of the likelihood of repayment in accordance with the terms of the issuance. In limited cases, Fitch may include additional considerations (i.e., rate to a higher or lower standard than that implied in the obligation’s documentation).

DBRS Morningstar offers independent, transparent, and innovative credit analysis to the market. Credit ratings are forward-looking opinions about credit risk that reflect the creditworthiness of an issuer, rated entity, security and/or obligation based on DBRS Morningstar’s quantitative and qualitative analysis in accordance with applicable methodologies and criteria. They are meant to provide opinions on relative measures of risk and are not based on expectations of, or meant to predict, any specific default probability. Credit ratings are not statements of fact. DBRS Morningstar issues credit ratings using one or more categories, such as public, private, provisional, final(ized), solicited, or unsolicited. From time to time, credit ratings may also be subject to trends, placed under review, or discontinued. DBRS Morningstar credit ratings are determined by credit rating committees.

IV. Description of Mortgage-Backed Securities

Mortgage-Related Securities. The Core Fixed Income Portfolio and Short Term Tax Aware Fixed Income Portfolio may purchase mortgage-backed securities that are secured by entities such as the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”), commercial banks, trusts, financial companies, finance subsidiaries of industrial companies, savings and loan associations, mortgage banks and investment banks. These certificates are in most cases pass- through instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate, net of certain fees. The average life of a mortgage-backed security varies with the underlying mortgage instruments, which have maximum maturities of 40 years. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of prepayments, mortgage refinancings or foreclosure. Mortgage prepayment rates are affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest and have the effect of reducing future payments.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by GNMA include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”) which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly- owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by Fannie Mae include Fannie Mae guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) which are solely the obligations of Fannie Mae, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by Fannie Mae. Mortgage-

related securities issued by the Freddie Mac include Freddie Mac Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Investments in U.S. Government securities that are not backed by the full faith and credit of the United States, such as those issued by Fannie Mae and Freddie Mac may involve the risk that the U.S. Government will not provide financial support to its agencies, authorities, instrumentalities or sponsored enterprises. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

The extreme and unprecedented volatility and disruption that impacted the capital and credit markets during late 2008 and into 2009 have led to increased market concerns about Freddie Mac’s and Fannie Mae’s ability to withstand future credit losses associated with securities held in their investment portfolios, and on which they provide guarantees, without the direct support of the federal government. On September 6, 2008, both Freddie Mac and Fannie Mae were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”). Under the plan of conservatorship, the FHFA has assumed control of, and generally has the power to direct, the operations of Freddie Mac and Fannie Mae, and is empowered to exercise all powers collectively held by their respective shareholders, directors and officers, including the power to (1) take over the assets of and operate Freddie Mac and Fannie Mae with all the powers of the shareholders, the directors, and the officers of Freddie Mac and Fannie Mae and conduct all business of Freddie Mac and Fannie Mae; (2) collect all obligations and money due to Freddie Mac and Fannie Mae; (3) perform all functions of Freddie Mac and Fannie Mae which are consistent with the conservator’s appointment; (4) preserve and conserve the assets and property of Freddie Mac and Fannie Mae; and (5) contract for assistance in fulfilling any function, activity, action or duty of the conservator. In addition, in connection with the actions taken by the FHFA, the U.S. Treasury has entered into certain preferred stock purchase agreements with each of Freddie Mac and Fannie Mae which establish the U.S. Treasury as the holder of a new class of senior preferred stock in each of Freddie Mac and Fannie Mae, which stock was issued in connection with financial contributions from the U.S. Treasury to Freddie Mac and Fannie Mae. The conditions attached to the financial contribution made by the U.S. Treasury to Freddie Mac and Fannie Mae and the issuance of this senior preferred stock place significant restrictions on the activities of Freddie Mac and Fannie Mae. Freddie Mac and Fannie Mae must obtain the consent of the U.S. Treasury to, among other things, (i) make any payment to purchase or redeem its capital stock or pay any dividend other than in respect of the senior preferred stock, (ii) issue capital stock of any kind, (iii) terminate the conservatorship of the FHFA except in connection with a receivership, or (iv) increase its debt beyond certain specified levels. In addition, significant restrictions are placed on the maximum size of each of Freddie Mac’s and Fannie Mae’s respective portfolios of mortgages and mortgage-backed securities portfolios, and the purchase agreements entered into by Freddie Mac and Fannie Mae provide that the maximum size of their portfolios of these assets must decrease by a specified percentage each year. The future status and role of Freddie Mac and Fannie Mae could be impacted by (among other things) the actions taken and restrictions placed on Freddie Mac and Fannie Mae by the FHFA in its role as conservator, the restrictions placed on Freddie Mac’s and Fannie Mae’s operations and activities as a result of the senior preferred stock investment made by the U.S. Treasury, market responses to developments at Freddie Mac and Fannie Mae, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on any mortgage-backed securities guaranteed by Freddie Mac and Fannie Mae. In addition On June 16, 2010, FHFA ordered Fannie Mae’s and Freddie Mac’s stock de-listed from the New York Stock Exchange after the price of common stock in Fannie Mae fell below the New York Stock Exchange’s minimum average closing price of $1 for more than 30 days.

In a February 2011 report to Congress from the U.S. Treasury and the Department of Housing and Urban Development, the Obama administration provided a plan to reform the U.S. housing finance market. The plan would reduce the role of and eventually eliminate Fannie Mae and Freddie Mac. Notably, the plan does not propose similar significant changes to GNMA, which guarantees payments on mortgage-related securities backed by federally insured or guaranteed loans such as those issued by the Federal Housing Authority or guaranteed by the Department of Veterans Affairs. The report also identified three proposals for Congress and the administration to consider for the long-term structure of the housing finance markets after the elimination of Fannie Mae and Freddie Mac, including implementing: (i) a privatized system of housing finance that limits government insurance to very limited groups of creditworthy low- and moderate-income borrowers; (ii) a privatized system with a government backstop mechanism that would allow the government to insure a larger share of the housing finance market during a future housing crisis; and (iii) a privatized system where the government would offer reinsurance to holders of certain highly-rated mortgage-related securities insured by private insurers and would pay out under the reinsurance arrangements only if the private mortgage insurers were insolvent.

In addition, in August 2012, the U.S. Treasury announced that it had amended the terms of its bailout agreement with Fannie Mae and Freddie Mac in order to decrease the holdings of each firm more quickly. Under the amended agreement, both Fannie Mae and Freddie Mac will have to turn over all profits they earn every quarter. They will also have to accelerate the reduction of their mortgage holdings to hit a cap of $250 million by 2018, four years earlier than planned. Under the new arrangement, the portfolios of Fannie Mae and Freddie Mac can be no larger than $650 billion each at the end of 2012.

The Core Fixed Income Portfolio may invest in mortgage-backed securities issued or sponsored by both government and non- governmental entities. Privately issued mortgage-backed securities are generally backed by pools of conventional (i.e., non- government guaranteed or insured) mortgage loans. Privately-issued mortgage backed securities must have a rating of at least A by S&P or Moody’s or which if unrated, is in the Advisor’s opinion equivalent in credit quality to securities so rated. The ratings assigned by a rating organization (e.g., S&P or Moody’s) to privately-issued mortgage-backed securities address the likelihood of the receipt of all distributions on the underlying mortgage loans by the related certificate-holders under the agreements pursuant to which such certificates are issued. A rating organization’s ratings take into consideration the credit quality of the related mortgage pool, including any credit support providers, structural and legal aspects associated with such certificates, and the extent to which the payment stream on such mortgage pool is adequate to make payments required by such certificates. A rating organization’s ratings on such certificates do not, however, constitute a statement regarding frequency of prepayments on the related mortgage loans. Additionally, in order to receive a high quality rating from the rating organizations, privately issued mortgage-backed securities normally are structured with one or more types of “credit enhancement.” Credit enhancement falls generally into two categories: (i) liquidity protection and (ii) protection against losses resulting from default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pools of mortgages, the provision of a reserve fund, or a combination thereof, to ensure, subject to certain limitations, that scheduled payments on the underlying pool are made in a timely fashion. Protection against losses resulting from default relates to the ultimate payment of the obligations on at least a portion of the assets in the pool. Such credit support can be provided by, among other things, payment guarantees, letters of credit, pool insurance, subordination, or any combination thereof.

The Core Fixed Income Portfolio and Short Term Tax Aware Fixed Income Portfolio may also invest in multiple class securities, including collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduit (“REMIC”) pass-through or participation certificates. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or of other mortgage-backed securities. These securities may be issued by U.S. Government agencies and instrumentalities such as Fannie Mae or sponsored enterprises such as Freddie Mac or by trusts formed by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class mortgage-backed securities represent direct ownership interests in, a pool of mortgage loans or mortgage-backed securities the payments on which are used to make payments on the CMOs or multiple class mortgage-backed securities.

Fannie Mae REMIC certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. In addition, Fannie Mae will be obligated to distribute the principal balance of each class of REMIC certificates in full, whether or not sufficient funds are otherwise available.

Freddie Mac guarantees the timely payment of interest on Freddie Mac REMIC certificates and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates (“PCs”). PCs represent undivided interests in specified level payment, residential mortgages or participations therein purchased by Freddie Mac and placed in a PC pool. With respect to principal payments on PCs, Freddie Mac generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. Freddie Mac also guarantees timely payment of principal of certain PCs.

CMOs and guaranteed REMIC certificates issued by Fannie Mae and Freddie Mac are types of multiple class mortgage-backed securities. Investors may purchase beneficial interests in REMICs, which are known as “regular” interests or “residual” interests.

The Funds do not intend to purchase residual interests in REMICs. The REMIC certificates represent beneficial ownership interests in a REMIC trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage-backed securities. The obligations of Fannie Mae or Freddie Mac under their respective guaranty of the REMIC certificates are obligations solely of Fannie Mae or Freddie Mac, respectively.

CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final scheduled distribution date. In most cases, payments of principal are applied to the CMO classes in order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. These are referred to as “sequential pay” CMOs, or REMIC Certificates. A REMIC is a CMO that qualifies for special tax treatment under the Code, and invests in certain mortgages principally secured by interests in real property and other permitted investments.

Additional structures of CMOs and REMIC certificates include, among others, “parallel pay” CMOs and REMIC certificates. Parallel pay CMOs or REMIC certificates are those which are structured to apply principal payments and prepayments of mortgage assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

A wide variety of REMIC certificates may be issued in sequential pay or parallel pay structures. These securities include accrual certificates (also known as “Z-Bonds”), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class (“PAC”) certificates, which are parallel pay REMIC certificates that generally require that specified amounts of principal be applied on each payment date to one or more classes or REMIC certificates (the “PAC Certificates”), even though all other principal payments and prepayments of the mortgage assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying mortgage assets. These tranches tend to have market prices and yields that are much more volatile than other PAC classes.

CMOs may involve additional risks other than those found in other types of mortgage-related obligations. CMOs may exhibit more price volatility and interest rate risk than other types of mortgage-related obligations. During periods of rising interest rates, CMOs may lose their liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, which are unacceptable to the Portfolio based on the Portfolio’s analysis of the market value of the security.

The Core Fixed Income Portfolio and Short Term Tax Aware Fixed Income Portfolio may also invest in stripped mortgage-backed securities (“SMBS”) (including interest only and principal only securities), which are derivative multiple class mortgage-backed securities. The Core Fixed Income Portfolio and Short Term Tax Aware Fixed Income Portfolio may also invest in privately-issued SMBS. Although the market for such securities is increasingly liquid, privately-issued SMBS may not be readily marketable and will be considered illiquid for purposes of the Portfolio’s limitation on investments in illiquid securities. The Advisor may determine that SMBS which are U.S. Government securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities.

SMBS are usually structured with two different classes: one that receives 100% of the interest payments and the other that receives 100% of the principal payments from a pool of mortgage loans. If the underlying mortgage loans experience different than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage loans are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

Because derivative mortgage-backed securities (such as principal-only (“POs”), interest-only (“IOs”) or inverse floating rate securities) are more exposed to mortgage prepayments, they generally involve a greater amount of risk. Small changes in prepayments can significantly impact the cash flow and the market value of these securities. The risk of faster than anticipated prepayments generally adversely affects IOs, super floaters and premium priced mortgage-backed securities. The risk of slower than anticipated prepayments generally adversely affects POs, floating-rate securities subject to interest rate caps, support tranches and discount priced mortgage- backed securities. In addition, particular derivative securities may be leveraged such that their exposure (i.e., price sensitivity) to interest rate and/or prepayment risk is magnified.

V. Description of Asset-Backed Securities

Asset-Backed Securities. The Core Fixed Income Portfolio and Short Term Tax Aware Fixed Income Portfolio may invest in asset-backed securities. Asset-backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities may also be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities.

The purchase of asset-backed securities may raise considerations peculiar to the financing of the instruments underlying such securities. For example, most organizations that issue asset-backed securities relating to motor vehicle installment purchase obligations perfect their interests in the respective obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody thereof. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to do so, there is a risk that such party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Also, although most of such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect such security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the asset-backed securities, usually is not amended to reflect the assignment of the seller’s security interest for the benefit of the holders of the asset-backed securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and Federal laws give the motor vehicle owner the right to assert against the holder of the owner’s obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related asset-backed securities. Insofar as credit card receivables are concerned, credit card holders are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing the amounts paid on such receivables. In addition, unlike most other asset-backed securities, credit card receivables are unsecured obligations of the cardholder.

VI. Description of U.S. Government Securities and Certain Other Securities

The term “U.S. Government Securities” refers to a variety of securities which are issued or guaranteed by the United States Government, and by various agencies, authorities and instrumentalities which have been established or sponsored by the United States Government.

U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by Federal agencies and U.S. Government sponsored enterprises or instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, an investor must look principally to the agency, enterprise or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency, enterprise or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export Import Bank, Farmers Home Administration, Federal Financing Bank and others. Certain agencies, enterprises and instrumentalities, such as the Government National Mortgage Association are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make “indefinite and unlimited” drawings on the Treasury, if needed to service its debt. Debt from certain other agencies, enterprises and instrumentalities, including the Federal Home Loan Bank and Fannie Mae, are not guaranteed by the United States, but those institutions are protected by the discretionary authority for the U.S. Treasury to purchase certain amounts of their securities to assist the institution in meeting its debt obligations. Finally, other agencies, enterprises and instrumentalities, such as the Farm Credit System and the Freddie Mac, are federally chartered institutions under Government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the U.S. Government.

Some of the U.S. Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration and The Tennessee Valley Authority.

An instrumentality of the U.S. Government is a Government agency organized under Federal charter with Government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Overseas Private Investment Corporation, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Fannie Mae and Freddie Mac.

On September 7, 2008, Fannie Mae and Freddie Mac were placed under the conservatorship of the FHFA. The long-term effect that this conservatorship will have on the securities issued or guaranteed by Fannie Mae and Freddie Mac is unclear. For more information about the conservatorship, see “Description of Mortgage-Backed Securities” above.

Investments in U.S. Government securities that are not backed by the full faith and credit of the United States, such as those issued by Fannie Mae and Freddie Mac may involve the risk that the U.S. Government will not provide financial support to its agencies, authorities, instrumentalities or sponsored enterprises. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

VII. Description of Municipal Obligations

Municipal Obligations generally include debt obligations issued by states and their political subdivisions, and duly constituted authorities and corporations, to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works. Municipal Obligations may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loan to other public institutions and facilities.

Industrial revenue bonds in most cases are revenue bonds and generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on such industrial revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Short-term municipal obligations issued by states, cities, municipalities or municipal agencies, include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Construction Loan Notes and Short-Term Discount Notes. Project Notes are instruments guaranteed by the Department of Housing and Urban Development but issued by a state or local housing agency. While the issuing agency has the primary obligation on Project Notes, they are also secured by the full faith and credit of the United States.

Note obligations with demand or put options may have a stated maturity in excess of 13 months, but permit any holder to demand payment of principal plus accrued interest upon a specified number of days’ notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer of such notes normally has a corresponding right, after a given period, to repay in its discretion the outstanding principal of the note plus accrued interest upon a specific number of days’ notice to the bondholders. The interest rate on a demand note may be based upon a known lending rate, such as a bank’s prime rate, and be adjusted when such rate changes, or the interest rate on a demand note may be a market rate that is adjusted at specified intervals.

The yields of Municipal Obligations depend on, among other things, general money market conditions, conditions in the Municipal Obligation market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody’s and S&P represent their opinions of the quality of the Municipal Obligations rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, Municipal Obligations with the same maturity, coupon and rating may have different yields, while Municipal Obligations of the same maturity and coupon, but with different ratings may have the same yield.

Municipal Obligations are sometimes purchased on a “when issued” basis, which means the buyer has committed to purchase certain specified securities at an agreed upon price when they are issued. The period between commitment date and issuance date can be a month or more. It is possible that the securities will never be issued and the commitment cancelled.

From time to time proposals have been introduced before Congress to restrict or eliminate the Federal income tax exemption for interest on Municipal Obligations. Similar proposals may be introduced in the future. If any such proposal were enacted, it might restrict or eliminate the ability of the High Yield Municipal, Muni Intermediate and Short Term Tax Aware Fixed Income Portfolios to achieve their investment objectives. In that event the Funds’ Board members and officers would reevaluate the High Yield Municipal, Muni Intermediate and Short Term Tax Aware Fixed Income Portfolios’ investment objectives and policies and consider recommending to their shareholders changes in such objectives and policies.

VIII. Foreign Investments

Investors should recognize that investing in foreign companies involves certain special considerations which are not typically associated with investing in U.S. companies. Because the stocks of foreign companies are frequently denominated in foreign currencies, and because the Equity Income, Quantitative U.S. Long/Short Equity, Strategic Equity, Quantitative International Equity, Global Secured Options, Responsible ESG U.S. Equity, Small Cap Equity, Quantitative U.S. Large Cap Core Equity, Quantitative U.S. Large Cap Growth Equity, Quantitative U.S. Large Cap Value Equity, Quantitative U.S. Small Cap Equity, Quantitative U.S. Total Market Equity and Women in Leadership U.S. Equity Portfolios may temporarily hold uninvested reserves in bank deposits in foreign currencies, these Portfolios may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of the Global Secured Options Portfolio and Quantitative International Equity Portfolio permit the Portfolios to enter into forward foreign currency exchange contracts in order to hedge the Portfolio’s holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and they may have policies that are not comparable to those of domestic companies, there may be less information available about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. In addition, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in foreign countries.

Although the Equity Income, Quantitative U.S. Long/Short Equity, Strategic Equity, Quantitative International Equity, Global Secured Options, Small Cap Equity, Quantitative U.S. Large Cap Core Equity, Quantitative U.S. Large Cap Growth Equity, Quantitative U.S. Large Cap Value Equity, Quantitative U.S. Small Cap Equity, Responsible ESG U.S. Equity, Quantitative U.S. Total Market Equity and Women in Leadership U.S. Equity Portfolios will endeavor to achieve most favorable execution costs in its portfolio transactions, commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges.

Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from the foreign companies comprising the Equity Income, Quantitative U.S. Long/Short Equity, Strategic Equity, Quantitative International Equity, Global Secured Options, Small Cap Equity, Quantitative U.S. Large Cap Core Equity, Quantitative U.S. Large Cap Growth Equity, Quantitative U.S. Large Cap Value Equity, Quantitative U.S. Small Cap Equity, Responsible ESG U.S. Equity, Quantitative U.S. Total Market Equity and Women in Leadership U.S. Equity Portfolios.

IX. Options

For the Quantitative U.S. Long/Short Equity Portfolio, Strategic Equity Portfolio, Global Secured Options Portfolio and Secured Options Portfolio, writing and purchase of options is a highly specialized activity which involves investment analysis and risks that are different from those associated with ordinary portfolio securities transactions.

Purchasing options to attempt to increase return through their price appreciation involves the risk of loss of option premium if the Advisor is incorrect in its expectation of the direction or magnitude of the change in securities prices. Writing options to seek to increase income in a Portfolio involves the risk of net loss (after receiving the option premium) if the Advisor is incorrect in its expectation of the direction or magnitude of the change in securities prices. The successful use of options for hedging purposes also depends in part on the degree of correlation between the option and a security or index of securities. If the Advisor is incorrect in its expectation of changes in securities prices or its estimation of the correlation between the option and a security index, the investment performance of a Portfolio will be less favorable than it would have been in the absence of such options transactions. The use of options may increase a Portfolio’s portfolio turnover rate. Higher rates of turnover may result in increased brokerage commissions, and could increase the amount of income received by a Portfolio that constitutes taxable capital gains. To the extent capital gains are realized, distributions from those gains may be ordinary income for Federal tax purposes.

Additionally, there is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange- traded option or option traded over-the-counter at any particular time. If a Portfolio is unable to effect a closing purchase transaction with respect to covered options it has written, the Portfolio will not be able to sell the underlying securities or dispose of segregated assets until the options expire or are exercised. Similarly, if the Portfolio is unable to effect a closing sale transaction with respect to options it has purchased, it will have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of the underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (v) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Quantitative U.S. Long/Short Equity Portfolio, Strategic Equity Portfolio, Global Secured Options Portfolio and Secured Options Portfolio may purchase and sell both options that are traded on exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, each Portfolio will generally treat purchased over-the-counter options as illiquid investments and the assets used to cover over-the-counter options written by the Fund will be considered illiquid unless the over-the-counter options are sold to qualified dealers who agree that the Fund may repurchase any over-the-counter option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an over-the-counter option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

X. Futures Contracts and Options on Futures Contracts.

To seek to increase total return or to hedge against changes in interest rates or securities prices, the Quantitative U.S. Long/Short Equity Portfolio, Global Secured Options Portfolio and Secured Options Portfolio may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. A Portfolio may also enter into closing purchase and sale transactions with respect to any of such contracts and options. The futures contracts may be based on various securities, securities indices, and any other financial instruments and indices. A Portfolio will engage in futures and related options transactions for hedging purposes as described below or for purposes of seeking to increase total return, in each case, only to the extent permitted by regulations of the CFTC. All futures contracts entered into by a Portfolio are traded on U.S. exchanges or boards of trade that are licensed and regulated by the CFTC or on foreign exchanges.

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions, which may result in a profit or a loss. While futures contracts on securities will usually be liquidated in this manner, the Portfolio may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures on securities are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging, by use of futures contracts, seeks to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that a Portfolio proposes to acquire or the exchange rate of currencies in which portfolio securities are quoted or denominated. A Portfolio may, for example, take a “short” position in the futures market by selling futures contracts to seek to hedge against an anticipated rise in interest rates or a decline in market prices that would adversely affect the value of the Portfolio’s portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Portfolio or securities with characteristics similar to those of the Portfolio’s portfolio securities. If, in the opinion of the Advisor, there is a sufficient degree of correlation between price trends for the Portfolio’s portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Portfolio may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Portfolio’s portfolio may be more or less volatile than prices of such futures contracts, the Advisor will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any such differential by having the Portfolio enter into a greater or lesser number of futures contracts or by seeking to achieve only a partial hedge against price changes affecting the Portfolio’s portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Portfolio’s portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, a Portfolio may take a “long” position by purchasing futures contracts. This would be done, for example, when the Portfolio anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices that are currently available.

APPENDIX B — PROXY VOTING PROCEDURES

Glenmede Investment Management LP

Institutional Shareholder Services Inc.

GLENMEDE INVESTMENT MANAGEMENT LP

PROXY VOTING POLICY AND PROCEDURES

I.	Executive Summary

There are responsibilities that come with equity ownership. As a shareholder, one is expected to cast informed votes on important issues affecting a company.

II.	Policy

Under Rule 206(4)-6 of the Advisers Act, investment advisers that exercise voting authority with respect to client securities must adopt proxy voting policies and procedures. The policies and procedures must be in writing. They must be reasonably designed to ensure that the adviser votes in the best interest of clients and describe how the adviser addresses material conflicts between its interests and those of its clients. As a fiduciary, an investment adviser owes each of its clients a duty of care and loyalty with respect to services undertaken on the client’s behalf, including proxy voting.

Glenmede generally votes all voting securities held in managed accounts unless otherwise directed by a client or intermediary. To assist in doing so, Glenmede engages the services of a third-party proxy processor, currently Institutional Shareholder Services (“ISS”), to evaluate, recommend and vote shares consistent with those recommendations. GIM utilizes different types of policies for different product types, especially where GIM is providing advisory services to ESG products1. Glenmede, through the Investment Stewardship Committee (“ISC”), evaluates the summary of ISS voting policies annually to assure that they are consistent with Glenmede’s views of the long-term interests of clients and investors in each product type. ISS is provided with holdings information and votes all securities absent some identified conflict; for example, where ISS has a conflict in the vote due to equity ownership in the issuer, where a client has a conflict, or where Glenmede otherwise determines that it is important and in the interest of Glenmede’s investors to vote directly.

Conflicts like the foregoing are managed by the ISC. Compliance shall periodically assure that proxy votes are being made, are properly reconciled, that any conflicts are identified and resolved, there is sufficient oversight of ISS and that all votes are consistent with the announced policies. GIM may, consistent with policies approved by the Mutual Fund Board, seek to file or co-file shareholder proposals. Each such proposal will be reviewed in advance by the ISC. The ISC will also periodically evaluate the recommendations from ISS and determine whether votes are consistent with those recommendations.

III.	Other Material Conflicts

It is anticipated that following the recommendations of the third-party proxy voting firm effectively eliminates potential conflicts. If both GIM and ISS have a material conflict the Adviser will determine whether it is appropriate to disclose the conflict to the affected clients and, except in the case of clients that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), give the clients the opportunity to vote their proxies themselves. In the case of ERISA clients, if the Investment Management Agreement reserves to the ERISA client the authority to vote proxies when the Adviser determines it has a material conflict that affects its best judgment as an ERISA fiduciary, the Adviser will give the ERISA client the opportunity to vote the proxies themselves.

IV.	Disclosure

[1]	ESG products are defined as ESG Integrated (all Quantitative products) and Thematic (GWILX and RESGX) products.

1.

The Adviser will disclose in its Form ADV that clients may contact the CCO to obtain information on how the Adviser voted such client’s proxies, and to request a copy of these policies and procedures. If a client requests this information, the Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy about which the client has inquired, (a) the name of the issuer; (b) the proposal voted upon, and (c) how the Adviser voted the client’s proxy.

2.	A concise summary of this Proxy Voting Policy and Procedures will be included in the Adviser’s Form ADV Part 2A and will be updated whenever these policies and procedures are updated.

V.	Recordkeeping

The CCO will periodically assure that the third-party proxy voting service and the Adviser together will maintain appropriate records as required for five years from the end of the fiscal year during which the last entry was made including the following records;

•	Copies of this proxy voting policy and procedures, and any amendments thereto;

•	A copy (or link to appropriate electronic version) of each proxy statement;

•	A record of each vote cast;

•	A copy of any document used to memorialize the rationale for the proxy vote;

•

A copy of each written client request for information on how the Adviser voted such client’s proxies, and a copy of any written response to any (written or oral) client request for information on how the Adviser voted its proxies.

# Glenmede - Sustainability

## 2023 Policy Recommendations

Updated February 2023

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General Guideline

Policy Implementation

Glenmede Policy Recommendation: Where ISS benchmark and Sustainability recommendations differ on an agenda item, enter Sustainability vote recommendation and rationale and check the Refer + box.

Leverage Sustainability policy recommendations in all other cases.

1. Routine / Miscellaneous

Adjourn Meeting

Glenmede Policy Recommendation: Generally vote against proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

Vote for proposals that relate specifically to soliciting votes for a merger or transaction if supporting that merger or transaction. Vote against proposals if the wording is too vague or if the proposal includes “other business.”

Amend Quorum Requirements

Glenmede Policy Recommendation: Vote case-by-case on proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding, taking into consideration:

•	The new quorum threshold requested;

•	The rationale presented for the reduction;

•	The market capitalization of the company (size, inclusion in indices);

•	The company’s ownership structure;

•	Previous voter turnout or attempts to achieve quorum;

•	Any provisions or commitments to restore quorum to a majority of shares outstanding, should voter turnout improve sufficiently; and

•	Other factors as appropriate.

In general, a quorum threshold kept as close to a majority of shares outstanding as is achievable is preferred.

Vote case-by-case on directors who unilaterally lower the quorum requirements below a majority of the shares outstanding, taking into consideration the factors listed above.

Amend Minor Bylaws

Glenmede Policy Recommendation: Vote for bylaw or charter changes that are of a housekeeping nature (updates or corrections).

Change Company Name

Glenmede Policy Recommendation: Vote for proposals to change the corporate name unless there is compelling evidence that the change would adversely impact shareholder value.

Change Date, Time, or Location of Annual Meeting

Glenmede Policy Recommendation: Vote for management proposals to change the date, time, or location of the annual meeting unless the proposed change is unreasonable.

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Vote against shareholder proposals to change the date, time, or location of the annual meeting unless the current scheduling or location is unreasonable.

Other Business

Glenmede Policy Recommendation: Vote against proposals to approve other business when it appears as voting item.

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Audit-Related

Auditor Indemnification and Limitation of Liability

Glenmede Policy Recommendation: Vote case-by-case on the issue of auditor indemnification and limitation of liability. Factors to be assessed include, but are not limited to:

•	The terms of the auditor agreement—the degree to which these agreements impact shareholders’ rights;

•	The motivation and rationale for establishing the agreements;

•	The quality of the company’s disclosure; and

•	The company’s historical practices in the audit area.

Vote against or withhold from members of an audit committee in situations where there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Auditor Ratification

Glenmede Policy Recommendation: Vote for proposals to ratify auditors unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:

•	Non-audit (“other”) fees > audit fees + audit-related fees + tax compliance/preparation fees

Tax compliance and preparation include the preparation of original and amended tax returns and refund claims, and tax payment planning. All other services in the tax category, such as tax advice, planning, or consulting, should be added to “Other” fees. If the breakout of tax fees cannot be determined, add all tax fees to “Other” fees.

In circumstances where “Other” fees include fees related to significant one-time capital structure events (such as initial public offerings, bankruptcy emergence, and spin-offs) and the company makes public disclosure of the amount and nature of those fees that are an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/tax compliance and preparation for purposes of determining whether non-audit fees are excessive.

Shareholder Proposals Limiting Non-Audit Services

Glenmede Policy Recommendation: Vote case-by-case on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

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Shareholder Proposals on Audit Firm Rotation

Glenmede Policy Recommendation: Vote case-by-case on shareholder proposals asking for audit firm rotation, taking into account:

•	The tenure of the audit firm;

•	The length of rotation specified in the proposal;

•	Any significant audit-related issues at the company;

•	The number of audit committee meetings held each year;

•	The number of financial experts serving on the committee; and

•	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

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2.	Board of Directors

Voting on Director Nominees in Uncontested Elections

Four fundamental principles apply when determining votes on director nominees:

1.

Accountability: Boards should be sufficiently accountable to shareholders, including through transparency of the company’s governance practices and regular board elections, by the provision of sufficient information for shareholders to be able to assess directors and board composition, and through the ability of shareholders to remove directors.

2.

Responsiveness: Directors should respond to investor input, such as that expressed through significant opposition to management proposals, significant support for shareholder proposals (whether binding or non-binding), and tender offers where a majority of shares are tendered.

3.

Composition: Companies should seek directors who can add value to the board through specific skills or expertise and who can devote sufficient time and commitment to serve effectively. Boards should be of a size appropriate to accommodate diversity, expertise, and independence, while ensuring active and collaborative participation by all members. Boards should be sufficiently diverse to ensure consideration of a wide range of perspectives.

4.

Independence: Boards should be sufficiently independent from management (and significant shareholders) so as to ensure that they are able and motivated to effectively supervise management’s performance for the benefit of all shareholders, including in setting and monitoring the execution of corporate strategy, with appropriate use of shareholder capital, and in setting and monitoring executive compensation programs that support that strategy. The chair of the board should ideally be an independent director, and all boards should have an independent leadership position or a similar role in order to help provide appropriate counterbalance to executive management, as well as having sufficiently independent committees that focus on key governance concerns such as audit, compensation, and nomination of directors.

Glenmede Policy Recommendation: Generally vote for director nominees, except under the following circumstances (with new nominees[1] considered on a case-by-case basis):

1.	Accountability

Problematic Takeover Defenses

Classified Board Structure: The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election. All appropriate nominees (except new) may be held accountable.

Removal of Shareholder Discretion on Classified Boards: The company has opted into, or failed to opt out of, state laws requiring a classified board structure.

Director Performance Evaluation: The board lacks mechanisms to promote accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one-, three-, and five-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s operational metrics and other factors as warranted. Problematic provisions include but are not limited to:

[1]

A “new nominee” is a director who is being presented for election by shareholders for the first time. Recommendations on new nominees who have served for less than one year are made on a case-by-case basis depending on the timing of their appointment and the problematic governance issue in question.

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•	A classified board structure;

•	A supermajority vote requirement;

•	Either a plurality vote standard in uncontested director elections or a majority vote standard with no plurality carve-out for contested elections;

•	The inability of shareholders to call special meetings;

•	The inability of shareholders to act by written consent;

•	A multi-class capital structure; and/or

•	A non–shareholder-approved poison pill.

Poison Pills: Generally vote against or withhold from all nominees (except new nominees1, who should be considered case-by-case) if:

•	The company has a poison pill with a deadhand or slowhand feature[2];

•	The board makes a material adverse modification to an existing pill, including, but not limited to, extension, renewal, or lowering the trigger, without shareholder approval; or

•	The company has a long-term poison pill (with a term of over one year) that was not approved by the public shareholders[3] .

Vote case-by-case on nominees if the board adopts an initial short-term pill (with a term of one year or less) without shareholder approval, taking into consideration:

•	The disclosed rationale for the adoption;

•	The trigger;

•	The company’s market capitalization (including absolute level and sudden changes);

•	A commitment to put any renewal to a shareholder vote; and

•	Other factors as relevant.

Restrictions on Shareholder Rights

Restricting Binding Shareholder Proposals: Generally vote against or withhold from members of the governance committee if:

•

The company’s governing documents impose undue restrictions on shareholders’ ability to amend the bylaws. Such restrictions include, but are not limited to: outright prohibition on the submission of binding shareholder proposals, or share ownership requirements, subject matter restrictions, or time holding requirement in excess of SEC Rule 14a-8. Vote against or withhold on an ongoing basis.

Submission of management proposals to approve or ratify requirements in excess of SEC Rule 14a-8 for the submission of binding bylaw amendments will generally be viewed as an insufficient restoration of shareholders’ rights. Generally continue to vote against or withhold on an ongoing basis until shareholders are provided with an unfettered ability to amend the bylaws or a proposal providing for such unfettered right is submitted for shareholder approval.

[2]

If the short-term pill with a deadhand or slowhand feature is enacted but expires before the next shareholder vote, Glenmede Policy will generally still recommend withhold/against nominees at the next shareholder meeting following its adoption

[3]	Approval prior to, or in connection, with a company’s becoming publicly-traded, or in connection with a de-SPAC transaction, is insufficient.

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Problematic Audit-Related Practices

Generally vote against or withhold from the members of the audit committee if:

•	The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);

•	The company receives an adverse opinion on the company’s financial statements from its auditor; or

•

There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote case-by-case on members of the audit committee and potentially the full board if:

•

Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence, and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether withhold/against votes are warranted.

Problematic Compensation Practices

In the absence of an Advisory Vote on Executive Compensation (Say on Pay) ballot item or in egregious situations, vote against or withhold from the members of the compensation committee and potentially the full board if:

•	There is a significant misalignment between CEO pay and company performance (pay for performance);

•	The company maintains significant problematic pay practices;

•	The board exhibits a significant level of poor communication and responsiveness to shareholders;

•	The company fails to include a Say on Pay ballot item when required under SEC provisions, or under the company’s declared frequency of say on pay; or

•	The company fails to include a Frequency of Say on Pay ballot item when required under SEC provisions.

Generally vote against members of the board committee responsible for approving/setting non-employee director compensation if there is a pattern (i.e. two or more years) of awarding excessive non-employee director compensation without disclosing a compelling rationale or other mitigating factors.

Problematic Pledging of Company Stock: Vote against the members of the committee that oversees risks related to pledging, or the full board, where a significant level of pledged company stock by executives or directors raises concerns. The following factors will be considered:

•	The presence of an anti-pledging policy, disclosed in the proxy statement, that prohibits future pledging activity;

•	The magnitude of aggregate pledged shares in terms of total common shares outstanding, market value, and trading volume;

•	Disclosure of progress or lack thereof in reducing the magnitude of aggregate pledged shares over time;

•	Disclosure in the proxy statement that shares subject to stock ownership and holding requirements do not include pledged company stock; and

•	Any other relevant factors.

Unilateral Bylaw/Charter Amendments: Generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees1, who should be considered case-by-case) if the board amends the company’s bylaws or charter without shareholder approval in a manner that materially diminishes shareholders’ rights or that could adversely impact shareholders, considering the following factors:

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•	The board’s rationale for adopting the bylaw/charter amendment without shareholder ratification;

•	Disclosure by the company of any significant engagement with shareholders regarding the amendment;

•	The level of impairment of shareholders’ rights caused by the board’s unilateral amendment to the bylaws/charter;

•	The board’s track record with regard to unilateral board action on bylaw/charter amendments or other entrenchment provisions;

•	The company’s ownership structure;

•	The company’s existing governance provisions;

•	The timing of the board’s amendment to the bylaws/charter in connection with a significant business development; and

•	Other factors, as deemed appropriate, that may be relevant to determine the impact of the amendment on shareholders.

Unless the adverse amendment is reversed or submitted to a binding shareholder vote, in subsequent years vote case-by-case on director nominees. Generally vote against (except new nominees1, who should be considered case-by-case) if the directors:

•	Classified the board;

•	Adopted supermajority vote requirements to amend the bylaws or charter; or

•	Eliminated shareholders’ ability to amend bylaws.

•	Adopted a fee-shifting provision; or

•	Adopted another provision deemed egregious.

Problematic Governance Structure: For companies that hold or held their first annual meeting4 of public shareholders after Feb. 1, 2015, generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees1 , who should be considered case-by-case) if, prior to or in connection with the company’s public offering, the company or its board adopted the following bylaw or charter provisions that are considered to be materially adverse to shareholder rights:

•	Supermajority vote requirements to amend the bylaws or charter;

•	A classified board structure; or

•	Other egregious provisions.

A provision which specifies that the problematic structure(s) will be sunset within seven years of the date of going public will be considered a mitigating factor.

Unless the adverse provision is reversed or removed, vote case-by-case on director nominees in subsequent years.

Unequal Voting Rights: Generally vote withhold or against directors individually, committee members, or the entire board (except new nominees1, who should be considered case-by-case), if the company employs a common stock structure with unequal voting rights5 .

Exceptions to this policy will generally be limited to:

[4]	Includes companies that emerge from bankruptcy, SPAC transactions, spin-offs, direct listings, and those who complete a traditional initial public offering.

[5]

This generally includes classes of common stock that have additional votes per share than other shares; classes of shares that are not entitled to vote on all the same ballot items or nominees; or stock with time-phased voting rights (“loyalty shares”).

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•	Newly-public companies[6] with a sunset provision of no more than seven years from the date of going public;

•	Limited Partnerships and the Operating Partnership (OP) unit structure of REITs;

•	Situations where the unequal voting rights are considered de minimis; or

•	The company provides sufficient protections for minority shareholders, such as allowing minority shareholders a regular binding vote on whether the capital structure should be maintained.

Management Proposals to Ratify Existing Charter or Bylaw Provisions: Vote against/withhold from individual directors, members of the governance committee, or the full board, where boards ask shareholders to ratify existing charter or bylaw provisions considering the following factors:

•	The presence of a shareholder proposal addressing the same issue on the same ballot;

•	The board’s rationale for seeking ratification;

•	Disclosure of actions to be taken by the board should the ratification proposal fail;

•	Disclosure of shareholder engagement regarding the board’s ratification request;

•	The level of impairment to shareholders’ rights caused by the existing provision;

•	The history of management and shareholder proposals on the provision at the company’s past meetings;

•	Whether the current provision was adopted in response to the shareholder proposal;

•	The company’s ownership structure; and

•	Previous use of ratification proposals to exclude shareholder proposals.

Environmental, Social and Governance (ESG) Failures

Under extraordinary circumstances, vote against or withhold from directors individually, committee members, or the entire board, due to:

•	Material failures of governance, stewardship, risk oversight[7], or fiduciary responsibilities at the company, including failure to adequately guard against or manage ESG risks;

•	A lack of sustainability reporting in the company’s public documents and/or website in conjunction with a failure to adequately manage or mitigate ESG risks;

•	Failure to replace management as appropriate; or

•

Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

Climate Risk Mitigation and Net Zero

For companies that are significant greenhouse gas (GHG) emitters, through its operations or value chain8, generally vote against or withhold from the incumbent chair of the responsible committee (or other directors on a case-by-case basis) in cases where Glenmede Policy determines that the company is not taking the minimum steps needed to be aligned with a Net Zero by 2050 trajectory.

[6]	Newly-public companies generally include companies that emerge from bankruptcy, SPAC transactions, spin-offs, direct listings, and those who complete a traditional initial public offering.
[7]

Examples of failure of risk oversight include, but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; demonstrably poor risk oversight of environmental and social issues, including climate change; significant environmental incidents including spills and pollution; large scale or repeat workplace fatalities or injuries; significant adverse legal judgments or settlements; or hedging of company stock.

[8]	For 2023, companies defined as “significant GHG emitters” will be those on the current Climate Action 100+ Focus Group list.

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For 2023, minimum steps needed to be considered to be aligned with a Net Zero by 2050 trajectory are (all minimum criteria will be required to be in alignment with the policy):

•	The company has detailed disclosure of climate-related risks, such as according to the framework established by the Task Force on Climate-related Financial Disclosures (TCFD), including:

•	Board governance measures;

•	Corporate strategy;

•	Risk management analyses; and

•	Metrics and targets

•	The company has declared a Net Zero target by 2050 or sooner and the target includes scope 1, 2, and relevant scope 3 emissions.

•	The company has set a medium-term target for reducing its GHG emissions.

Expectations about what constitutes “minimum steps needed to be aligned with a Net Zero by 2050 trajectory” will increase over time.

2.	Responsiveness

Vote case-by-case on individual directors, committee members, or the entire board of directors as appropriate if:

•

The board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year or failed to act on a management proposal seeking to ratify an existing charter/bylaw provision that received opposition of a majority of the shares cast in the previous year. Factors that will be considered are:

•	Disclosed outreach efforts by the board to shareholders in the wake of the vote;

•	Rationale provided in the proxy statement for the level of implementation;

•	The subject matter of the proposal;

•	The level of support for and opposition to the resolution in past meetings;

•	Actions taken by the board in response to the majority vote and its engagement with shareholders;

•	The continuation of the underlying issue as a voting item on the ballot (as either shareholder or management proposals); and

•	Other factors as appropriate.

•	The board failed to act on takeover offers where the majority of shares are tendered;

•

At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote.

Vote case-by-case on compensation committee members (or, in exceptional cases, the full board) and the Say on Pay proposal if:

•	The company’s previous say-on-pay received the support of less than 70 percent of votes cast. Factors that will be considered are:

•	The company’s response, including:

•

Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support (including the timing and frequency of engagements and whether independent directors participated);

•	Disclosure of the specific concerns voiced by dissenting shareholders that led to the say-on-pay opposition;

•	Disclosure of specific and meaningful actions taken to address shareholders’ concerns;

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•	Other recent compensation actions taken by the company;

•	Whether the issues raised are recurring or isolated;

•	The company’s ownership structure; and

•	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

•	The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the plurality of votes cast.

3.	Composition

Attendance at Board and Committee Meetings: Generally vote against or withhold from directors (except nominees who served only part of the fiscal year9) who attend less than 75 percent of the aggregate of their board and committee meetings for the period for which they served, unless an acceptable reason for absences is disclosed in the proxy or another SEC filing. Acceptable reasons for director absences are generally limited to the following:

•	Medical issues/illness;

•	Family emergencies; and

•	Missing only one meeting (when the total of all meetings is three or fewer).

•

In cases of chronic poor attendance without reasonable justification, in addition to voting against the director(s) with poor attendance, generally vote against or withhold from appropriate members of the nominating/governance committees or the full board.

If the proxy disclosure is unclear and insufficient to determine whether a director attended at least 75 percent of the aggregate of his/her board and committee meetings during his/her period of service, vote against or withhold from the director(s) in question.

Overboarded Directors: Generally, vote against or withhold from individual directors who:

•	Sit on more than five public company boards; or

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own— withhold only at their outside boards[10].

Gender Diversity

Glenmede Policy Recommendation: Generally vote against or withhold from the chair of the nominating committee, or other nominees on a case-by-case basis, if the board lacks at least one director of an underrepresented gender identity[11].

Racial and/or Ethnic Diversity

[9]	Nominees who served for only part of the fiscal year are generally exempted from the attendance policy.

[10]

Although all of a CEO’s subsidiary boards will be counted as separate boards, Glenmede Policy will not recommend a withhold vote for the CEO of a parent company board or any of the controlled (>50 percent ownership) subsidiaries of that parent, but may do so at subsidiaries that are less than 50 percent controlled and boards outside the parent/subsidiary relationships.

[11]	Underrepresented gender identity includes directors who identify as women or as non-binary.

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Glenmede Policy Recommendation: Generally vote against or withhold from the chair of the nominating committee (or other directors on a case-by-case basis) where the board has no apparent racially or ethnically diverse members[12].

4.	Independence

Vote against or withhold from non-independent directors (Executive Directors and Non-Independent Non-Executive Directors per Glenmede Policy’s Classification of Directors) when:

•	Independent directors comprise 50 percent or less of the board;

•	The non-independent director serves on the audit, compensation, or nominating committee;

•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee; or

•	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee.

[12]	Aggregate diversity statistics provided by the board will only be considered if specific to racial and/or ethnic diversity.

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Glenmede Policy Classification of Directors – U.S.

1.	Executive Director

1.1.	Current officer[1] of the company or one of its affiliates[2].

2.	Non-Independent Non-Executive Director

Board Identification

2.1.	Director identified as not independent by the board.

Controlling/Significant Shareholder

2.2.	Beneficial owner of more than 50 percent of the company’s voting power (this may be aggregated if voting power is distributed among more than one member of a group).

Current Employment at Company or Partnership

2.3.	Non-officer employee of the firm (including employee representatives).

2.4.	Officer[1], former officer, or general or limited partner of a joint venture or partnership with the company.

Former Employment

2.5.	Former CEO of the company.[3],[4]

2.6.	Former non-CEO officer[1] of the company or an affiliate[2] within the past five years.

2.7.	Former officer[1] of an acquired company within the past five years[4].

2.8.	Officer [1] of a former parent or predecessor firm at the time the company was sold or split off within the past five years.

2.9.	Former interim officer if the service was longer than 18 months. If the service was between 12 and 18 months an assessment of the interim officer’s employment agreement will be made.[5]

Family Members

2.10.	Immediate family member[6] of a current or former officer[1] of the company or its affiliates[2] within the last five years.

2.11.

Immediate family member[6] of a current employee of company or its affiliates[2] where additional factors raise concern (which may include, but are not limited to, the following: a director related to numerous employees; the company or its affiliates employ relatives of numerous board members; or a non-Section 16 officer in a key strategic role).

Professional, Transactional, and Charitable Relationships

2.12.

Director who (or whose immediate family member[6]) currently provides professional services[7] in excess of $10,000 per year to: the company, an affiliate[2], or an individual officer of the company or an affiliate; either directly or is (or whose family member is) a partner, employee, or controlling shareholder of an organization which provides the services.

2.13.

Director who (or whose immediate family member[6]) currently has any material transactional relationship[8] with the company or its affiliates[2]; or who is (or whose immediately family member[6] is) a partner in, or a controlling shareholder or an executive officer of, an organization which has the material transactional relationship[8] (excluding investments in the company through a private placement).

2.14.

Director who (or whose immediate family member[6]) is a trustee, director, or employee of a charitable or non-profit organization that receives material grants or endowments[8] from the company or its affiliates[2].

Other Relationships

2.15.	Party to a voting agreement[9] to vote in line with management on proposals being brought to shareholder vote.

2.16.	Has (or an immediate family member[6] has) an interlocking relationship as defined by the SEC involving members of the board of directors or its Compensation Committee[10].

2.17.	Founder[11] of the company but not currently an employee.

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2.18.	Director with pay comparable to Named Executive Officers.

2.19.	Any material[12] relationship with the company.

3.	Independent Director

3.1.	No material[12] connection to the company other than a board seat.

Footnotes:

[1]

The definition of officer will generally follow that of a “Section 16 officer” (officers subject to Section 16 of the Securities and Exchange Act of 1934) and includes the chief executive, operating, financial, legal, technology, and accounting officers of a company (including the president, treasurer, secretary, controller, or any vice president in charge of a principal business unit, division, or policy function). Current interim officers are included in this category. For private companies, the equivalent positions are applicable. A non-employee director serving as an officer due to statutory requirements (e.g. corporate secretary) will be classified as an Affiliated Outsider under “Any material relationship with the company.” However, if the company provides explicit disclosure that the director is not receiving additional compensation in excess of $10,000 per year for serving in that capacity, then the director will be classified as an Independent Outsider.

[2]

“Affiliate” includes a subsidiary, sibling company, or parent company. Glenmede Policy uses 50 percent control ownership by the parent company as the standard for applying its affiliate designation. The manager/advisor of an externally managed issuer (EMI) is considered an affiliate.

[3]	Includes any former CEO of the company prior to the company’s initial public offering (IPO).

[4]

When there is a former CEO of a special purpose acquisition company (SPAC) serving on the board of an acquired company, Glenmede Policy will generally classify such directors as independent unless determined otherwise taking into account the following factors: the applicable listing standards determination of such director’s independence; any operating ties to the firm; and the existence of any other conflicting relationships or related party transactions.

[5]

Glenmede Policy will look at the terms of the interim officer’s employment contract to determine if it contains severance pay, long-term health and pension benefits, or other such standard provisions typically contained in contracts of permanent, non-temporary CEOs. Glenmede Policy will also consider if a formal search process was under way for a full-time officer at the time.

[6]

“Immediate family member” follows the SEC’s definition of such and covers spouses, parents, children, step-parents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

[7]

Professional services can be characterized as advisory in nature, generally involve access to sensitive company information or to strategic decision-making, and typically have a commission- or fee-based payment structure. Professional services generally include, but are not limited to the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; legal services; property management services; realtor services; lobbying services; executive search services; and IT consulting services. The following would generally be considered transactional relationships and not professional services: deposit services; IT tech support services; educational services; and construction services. The case of participation in a banking syndicate by a non-lead bank should be considered a transactional (and hence subject to the associated materiality test) rather than a professional relationship. “Of Counsel” relationships are only considered immaterial if the individual does not receive any form of compensation (in excess of $10,000 per year) from, or is a retired partner of, the firm providing the professional service. The case of a company providing a professional service to one of its directors or to an entity with which one of its directors is affiliated, will be considered a transactional rather than a professional relationship. Insurance services and marketing services are assumed to be professional services unless the company explains why such services are not advisory.

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[8]

A material transactional relationship, including grants to non-profit organizations, exists if the company makes annual payments to, or receives annual payments from, another entity exceeding the greater of $200,000 or 5 percent of the recipient’s gross revenues, in the case of a company which follows NASDAQ listing standards; or the greater of $1,000,000 or 2 percent of the recipient’s gross revenues, in the case of a company which follows NYSE listing standards. In the case of a company which follows neither of the preceding standards, Glenmede Policy will apply the NASDAQ-based materiality test. (The recipient is the party receiving the financial proceeds from the transaction).

[9]

Dissident directors who are parties to a voting agreement pursuant to a settlement or similar arrangement may be classified as independent outsiders if an analysis of the following factors indicates that the voting agreement does not compromise their alignment with all shareholders’ interests: the terms of the agreement; the duration of the standstill provision in the agreement; the limitations and requirements of actions that are agreed upon; if the dissident director nominee(s) is subject to the standstill; and if there any conflicting relationships or related party transactions.

[10]

Interlocks include: executive officers serving as directors on each other’s compensation or similar committees (or, in the absence of such a committee, on the board); or executive officers sitting on each other’s boards and at least one serves on the other’s compensation or similar committees (or, in the absence of such a committee, on the board).

[11]	The operating involvement of the founder with the company will be considered; if the founder was never employed by the company, Glenmede Policy may deem him or her an independent outsider.

[12]

For purposes of Glenmede Policy’s director independence classification, “material” will be defined as a standard of relationship (financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

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Other Board-Related Proposals

Board Refreshment

Board refreshment is best implemented through an ongoing program of individual director evaluations, conducted annually, to ensure the evolving needs of the board are met and to bring in fresh perspectives, skills, and diversity as needed.

Term/Tenure Limits

Glenmede Policy Recommendation: Vote case-by-case on management proposals regarding director term/tenure limits, considering:

•	The rationale provided for adoption of the term/tenure limit;

•	The robustness of the company’s board evaluation process;

•	Whether the limit is of sufficient length to allow for a broad range of director tenures;

•	Whether the limit would disadvantage independent directors compared to non-independent directors; and

•	Whether the board will impose the limit evenly, and not have the ability to waive it in a discriminatory manner.

Vote case-by-case on shareholder proposals asking for the company to adopt director term/tenure limits, considering:

•	The scope of the shareholder proposal; and

•	Evidence of problematic issues at the company combined with, or exacerbated by, a lack of board refreshment.

Age Limits

Glenmede Policy Recommendation: Generally vote against management and shareholder proposals to limit the tenure of independent directors through mandatory retirement ages. Vote for proposals to remove mandatory age limits.

Board Size

Glenmede Policy Recommendation: Vote for proposals seeking to fix the board size or designate a range for the board size.

Vote against proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

Classification/Declassification of the Board

Glenmede Policy Recommendation: Vote against proposals to classify (stagger) the board.

Vote for proposals to repeal classified boards and to elect all directors annually.

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CEO Succession Planning

Glenmede Policy Recommendation: Generally vote for proposals seeking disclosure on a CEO succession planning policy, considering, at a minimum, the following factors:

•	The reasonableness/scope of the request; and

•	The company’s existing disclosure on its current CEO succession planning process.

Cumulative Voting

Glenmede Policy Recommendation: Generally vote against management proposals to eliminate cumulate voting, and for shareholder proposals to restore or provide for cumulative voting, unless:

•	The company has proxy access, thereby allowing shareholders to nominate directors to the company’s ballot; and

•

The company has adopted a majority vote standard, with a carve-out for plurality voting in situations where there are more nominees than seats, and a director resignation policy to address failed elections.

Vote for proposals for cumulative voting at controlled companies (insider voting power > 50%).

Director and Officer Indemnification, Liability Protection, and Exculpation

Glenmede Policy Recommendation: Vote case-by-case on proposals on director and officer indemnification liability protection, and exculpation[14].

Consider the stated rationale for the proposed change. Also consider, among other factors, the extent to which the proposal would:

Vote against proposals that would:

•	Eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.

•	Eliminate directors’ and officers’ liability for monetary damages for violating the duty of loyalty.

•	Expand coverage beyond just legal expenses to liability for acts that are more serious violations of fiduciary obligation than mere carelessness.

•

Expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for, at the discretion of the company’s board (i.e., “permissive indemnification”), but that previously the company was not required to indemnify.

Vote for only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:

•	If the individual was found to have acted in good faith and in a manner that the individual reasonably believed was in the best interests of the company; and

•	If only the director’s legal expenses would be covered.

[14]	Indemnification: the condition of being secured against loss or damage.

Limited liability: a person’s financial liability is limited to a fixed sum, or personal financial assets are not at risk if the individual loses a lawsuit that results in financial award/damages to the plaintiff.

Exculpation: to eliminate or limit the personal liability of a director or officer to the corporation or its shareholders for monetary damages for breach of fiduciary duty as a director or officer.

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Establish/Amend Nominee Qualifications

Glenmede Policy Recommendation: Vote case-by-case on proposals that establish or amend director qualifications. Votes should be based on the reasonableness of the criteria and the degree to which they may preclude dissident nominees from joining the board.

Vote case-by-case on shareholder resolutions seeking a director nominee who possesses a particular subject matter expertise, considering:

•	The company’s board committee structure, existing subject matter expertise, and board nomination provisions relative to that of its peers;

•	The company’s existing board and management oversight mechanisms regarding the issue for which board oversight is sought;

•	The company’s disclosure and performance relating to the issue for which board oversight is sought and any significant related controversies; and

•	The scope and structure of the proposal.

Establish Other Board Committee Proposals

Glenmede Policy Recommendation: Generally vote against shareholder proposals to establish a new board committee, as such proposals seek a specific oversight mechanism/structure that potentially limits a company’s flexibility to determine an appropriate oversight mechanism for itself. However, the following factors will be considered:

•	Existing oversight mechanisms (including current committee structure) regarding the issue for which board oversight is sought;

•	Level of disclosure regarding the issue for which board oversight is sought;

•	Company performance related to the issue for which board oversight is sought;

•	Board committee structure compared to that of other companies in its industry sector; and

•	The scope and structure of the proposal.

Filling Vacancies/Removal of Directors

Glenmede Policy Recommendation: Vote against proposals that provide that directors may be removed only for cause.

Vote for proposals to restore shareholders’ ability to remove directors with or without cause.

Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies. Vote for proposals that permit shareholders to elect directors to fill board vacancies.

Independent Board Chair

One of the principal functions of the board is to monitor and evaluate the performance of the CEO and other executive officers. The board chair’s duty to oversee management may be compromised when he/she is connected to or a part of the management team. Generally, Glenmede Policy recommends supporting shareholder proposals that would require that the position of board chair be held by an individual with no materials ties to the company other than their board seat.

Glenmede Policy Recommendation: Generally, support shareholder proposals that would require the board chair to be independent of management.

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Majority of Independent Directors/Establishment of Independent Committees

Glenmede Policy Recommendation: Vote for shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by the Glenmede Policy’s definition of independent outsider. (See Glenmede Policy Classification of Directors – U.S.)

Vote for shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors unless they currently meet that standard.

Majority Vote Standard for the Election of Directors

Glenmede Policy Recommendation: Generally vote for management proposals to adopt a majority of votes cast standard for directors in uncontested elections. Vote against if no carve-out for a plurality vote standard in contested elections is included.

Generally vote for precatory and binding shareholder resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.

Companies are strongly encouraged to also adopt a post-election policy (also known as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

Proxy Access

Glenmede Policy Recommendation: Generally vote for management and shareholder proposals for proxy access with the following provisions:

•	Ownership threshold: maximum requirement not more than three percent (3%) of the voting power;

•	Ownership duration: maximum requirement not longer than three (3) years of continuous ownership for each member of the nominating group;

•	Aggregation: minimal or no limits on the number of shareholders permitted to form a nominating group;

•	Cap: cap on nominees of generally twenty-five percent (25%) of the board.

Review for reasonableness any other restrictions on the right of proxy access.

Generally vote against proposals that are more restrictive than these guidelines.

Require More Nominees than Open Seats

Glenmede Policy Recommendation: Vote against shareholder proposals that would require a company to nominate more candidates than the number of open board seats.

Shareholder Engagement Policy (Shareholder Advisory Committee)

Glenmede Policy Recommendation: Generally vote for shareholder proposals requesting that the board establish an internal mechanism/process, which may include a committee, in order to improve communications between directors and shareholders, unless the company has the following features, as appropriate:

•	Established a communication structure that goes beyond the exchange requirements to facilitate the exchange of information between shareholders and members of the board;

•	Effectively disclosed information with respect to this structure to its shareholders;

•	Company has not ignored majority-supported shareholder proposals or a majority withhold vote on a director nominee; and

•

The company has an independent chair or a lead director, according to Glenmede Policy’s definition. This individual must be made available for periodic consultation and direct communication with major shareholders.

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Proxy Contests/Proxy Access -Voting for Director Nominees in Contested Elections

Glenmede Policy Recommendation: Vote case-by-case on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the company relative to its industry;

•	Management’s track record;

•	Background to the contested election;

•	Nominee qualifications and any compensatory arrangements;

•	Strategic plan of dissident slate and quality of the critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates); and

•	Stock ownership positions.

In the case of candidates nominated pursuant to proxy access, vote case-by-case considering any applicable factors listed above or additional factors which may be relevant, including those that are specific to the company, to the nominee(s) and/or to the nature of the election (such as whether or not there are more candidates than board seats).

Vote-No Campaigns

Glenmede Policy Recommendation: In cases where companies are targeted in connection with public “vote-no” campaigns, evaluate director nominees under the existing governance policies for voting on director nominees in uncontested elections. Take into consideration the arguments submitted by shareholders and other publicly available information.

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3.	Shareholder Rights & Defenses

Advance Notice Requirements for Shareholder Proposals/Nominations

Glenmede Policy Recommendation: Vote case-by-case on advance notice proposals, giving support to those proposals which allow shareholders to submit proposals/nominations as close to the meeting date as reasonably possible and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory, and shareholder review.

To be reasonable, the company’s deadline for shareholder notice of a proposal/nominations must be no earlier than 120 days prior to the anniversary of the previous year’s meeting and have a submittal window of no shorter than 30 days from the beginning of the notice period (also known as a 90-120 day window). The submittal window is the period under which shareholders must file their proposal/nominations prior to the deadline.

In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposals.

Amend Bylaws without Shareholder Consent

Glenmede Policy Recommendation: Vote against proposals giving the board exclusive authority to amend the bylaws.

Vote for proposals giving the board the ability to amend the bylaws in addition to shareholders.

Control Share Acquisition Provisions

Control share acquisition statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds. Voting rights for those shares exceeding ownership limits may only be restored by approval of either a majority or supermajority of disinterested shares. Thus, control share acquisition statutes effectively require a hostile bidder to put its offer to a shareholder vote or risk voting disenfranchisement if the bidder continues buying up a large block of shares.

Glenmede Policy Recommendation: Vote for proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

Vote against proposals to amend the charter to include control share acquisition provisions.

Vote for proposals to restore voting rights to the control shares.

Control Share Cash-Out Provisions

Control share cash-out statutes give dissident shareholders the right to “cash-out” of their position in a company at the expense of the shareholder who has taken a control position. In other words, when an investor crosses a preset threshold level, remaining shareholders are given the right to sell their shares to the acquirer, who must buy them at the highest acquiring price.

Glenmede Policy Recommendation: Vote for proposals to opt out of control share cash-out statutes.

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Disgorgement Provisions

Disgorgement provisions require an acquirer or potential acquirer of more than a certain percentage of a company’s stock to disgorge, or pay back, to the company any profits realized from the sale of that company’s stock purchased 24 months before achieving control status. All sales of company stock by the acquirer occurring within a certain period of time (between 18 months and 24 months) prior to the investor’s gaining control status are subject to these recapture-of-profits provisions.

Glenmede Policy Recommendation: Vote for proposals to opt out of state disgorgement provisions.

Fair Price Provisions

Glenmede Policy Recommendation: Vote case-by-case on proposals to adopt fair price provisions (provisions that stipulate that an acquirer must pay the same price to acquire all shares as it paid to acquire the control shares), evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Freeze-Out Provisions

Glenmede Policy Recommendation: Vote for proposals to opt out of state freeze-out provisions. Freeze-out provisions force an investor who surpasses a certain ownership threshold in a company to wait a specified period of time before gaining control of the company.

Greenmail

Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders.

Glenmede Policy Recommendation: Vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Vote case-by-case on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

Shareholder Litigation Rights

Federal Forum Selection Provisions

Federal forum selection provisions require that U.S. federal courts be the sole forum for shareholders to litigate claims arising under federal securities law.

Glenmede Policy Recommendation: Generally vote for federal forum selection provisions in the charter or bylaws that specify “the district courts of the United States” as the exclusive forum for federal securities law matters, in the absence of serious concerns about corporate governance or board responsiveness to shareholders.

Vote against provisions that restrict the forum to a particular federal district court; unilateral adoption (without a shareholder vote) of such a provision will generally be considered a one-time failure under the Unilateral Bylaw/Charter Amendments policy.

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Exclusive Forum Provisions for State Law Matters

Exclusive forum provisions in the charter or bylaws restrict shareholders’ ability to bring derivative lawsuits against the company, for claims arising out of state corporate law, to the courts of a particular state (generally the state of incorporation).

Glenmede Policy Recommendation: Generally vote for charter or bylaw provisions that specify courts located within the state of Delaware as the exclusive forum for corporate law matters for Delaware corporations, in the absence of serious concerns about corporate governance or board responsiveness to shareholders.

For states other than Delaware, vote case-by-case on exclusive forum provisions, taking into consideration:

•	The company’s stated rationale for adopting such a provision;

•	Disclosure of past harm from duplicative shareholder lawsuits in more than one forum;

•	The breadth of application of the charter or bylaw provision, including the types of lawsuits to which it would apply and the definition of key terms; and

•

Governance features such as shareholders’ ability to repeal the provision at a later date (including the vote standard applied when shareholders attempt to amend the charter or bylaws) and their ability to hold directors accountable through annual director elections and a majority vote standard in uncontested elections.

Generally vote against provisions that specify a state other than the state of incorporation as the exclusive forum for corporate law matters, or that specify a particular local court within the state; unilateral adoption of such a provision will generally be considered a one-time failure under the Unilateral Bylaw/Charter Amendments policy.

Fee shifting

Fee-shifting provisions in the charter or bylaws require that a shareholder who sues a company unsuccessfully pay all litigation expenses of the defendant corporation and its directors and officers.

Glenmede Policy Recommendation: Generally vote against provisions that mandate fee-shifting whenever plaintiffs are not completely successful on the merits (i.e., including cases where the plaintiffs are partially successful).

Unilateral adoption of a fee-shifting provision will generally be considered an ongoing failure under the Unilateral Bylaw/Charter Amendments and Problematic Capital Structures policy.

Net Operating Loss (NOL) Protective Amendments

Glenmede Policy Recommendation: Vote against proposals to adopt a protective amendment for the stated purpose of protecting a company’s net operating losses (NOL) if the effective term of the protective amendment would exceed the shorter of three years and the exhaustion of the NOL.

Vote case-by-case, considering the following factors, for management proposals to adopt an NOL protective amendment that would remain in effect for the shorter of three years (or less) and the exhaustion of the NOL:

•

The ownership threshold (NOL protective amendments generally prohibit stock ownership transfers that would result in a new 5-percent holder or increase the stock ownership percentage of an existing 5-percent holder);

•	The value of the NOLs;

•	Shareholder protection mechanisms (sunset provision or commitment to cause expiration of the protective amendment upon exhaustion or expiration of the NOL);

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•

The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.

Poison Pills (Shareholder Rights Plans)

Shareholder Proposals to Put Pill to a Vote and/or Adopt a Pill Policy

Glenmede Policy Recommendation: Vote for shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it unless the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

•	Shareholders have approved the adoption of the plan; or

•

The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

If the shareholder proposal calls for a time period of less than 12 months for shareholder ratification after adoption, vote for the proposal, but add the caveat that a vote within 12 months would be considered sufficient implementation.

Management Proposals to Ratify a Poison Pill

Glenmede Policy Recommendation: Vote case-by-case on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20% trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)

Glenmede Policy Recommendation: Vote against proposals to adopt a poison pill for the stated purpose of protecting a company’s net operating losses (NOL) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.

Vote case-by-case on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:

•	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);

•	The value of the NOLs;

•	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);

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•

The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.

Proxy Voting Disclosure, Confidentiality, and Tabulation

Glenmede Policy Recommendation: Vote case-by-case on proposals regarding proxy voting mechanics, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder rights. Specific issues covered under the policy include, but are not limited to, confidential voting of individual proxies and ballots, confidentiality of running vote tallies, and the treatment of abstentions and/or broker non-votes in the company’s vote-counting methodology.

While a variety of factors may be considered in each analysis, the guiding principles are: transparency, consistency, and fairness in the proxy voting process. The factors considered, as applicable to the proposal, may include:

•	The scope and structure of the proposal;

•

The company’s stated confidential voting policy (or other relevant policies) and whether it ensures a “level playing field” by providing shareholder proponents with equal access to vote information prior to the annual meeting;

•	The company’s vote standard for management and shareholder proposals and whether it ensures consistency and fairness in the proxy voting process and maintains the integrity of vote results;

•	Whether the company’s disclosure regarding its vote counting method and other relevant voting policies with respect to management and shareholder proposals are consistent and clear;

•	Any recent controversies or concerns related to the company’s proxy voting mechanics;

•	Any unintended consequences resulting from implementation of the proposal; and

•	Any other factors that may be relevant.

Ratification Proposals: Management Proposals to Ratify Existing Charter or Bylaw Provisions

Glenmede Policy Recommendation: Generally vote against management proposals to ratify provisions of the company’s existing charter or bylaws, unless these governance provisions align with best practice.

In addition, voting against/withhold from individual directors, members of the governance committee, or the full board may be warranted, considering:

•	The presence of a shareholder proposal addressing the same issue on the same ballot;

•	The board’s rationale for seeking ratification;

•	Disclosure of actions to be taken by the board should the ratification proposal fail;

•	Disclosure of shareholder engagement regarding the board’s ratification request;

•	The level of impairment to shareholders’ rights caused by the existing provision;

•	The history of management and shareholder proposals on the provision at the company’s past meetings;

•	Whether the current provision was adopted in response to the shareholder proposal;

•	The company’s ownership structure; and

•	Previous use of ratification proposals to exclude shareholder proposals.

Reimbursing Proxy Solicitation Expenses

Glenmede Policy Recommendation: Vote case-by-case on proposals to reimburse proxy solicitation expenses.

When voting in conjunction with support of a dissident slate, vote for the reimbursement of all appropriate proxy solicitation expenses associated with the election.

Generally vote for shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:

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•	The election of fewer than 50% of the directors to be elected is contested in the election;

•	One or more of the dissident’s candidates is elected;

•	Shareholders are not permitted to cumulate their votes for directors; and

•	The election occurred, and the expenses were incurred, after the adoption of this bylaw.

Reincorporation Proposals

Glenmede Policy Recommendation: Management or shareholder proposals to change a company’s state of incorporation should be evaluated case-by-case, giving consideration to both financial and corporate governance concerns including the following:

•	Reasons for reincorporation;

•	Comparison of company’s governance practices and provisions prior to and following the reincorporation; and

•	Comparison of corporation laws of original state and destination state.

•	Vote for reincorporation when the economic factors outweigh any neutral or negative governance changes.

Shareholder Ability to Act by Written Consent

Glenmede Policy Recommendation: Generally vote against management and shareholder proposals to restrict or prohibit shareholders’ ability to act by written consent.

Generally vote for management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:

•	Shareholders’ current right to act by written consent;

•	The consent threshold;

•	The inclusion of exclusionary or prohibitive language;

•	Investor ownership structure; and

•	Shareholder support of, and management’s response to, previous shareholder proposals.

Vote case-by-case on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:

•	An unfettered[15] right for shareholders to call special meetings at a 10 percent threshold;

•	A majority vote standard in uncontested director elections;

•	No non-shareholder-approved pill; and

•	An annually elected board.

Shareholder Ability to Call Special Meetings

Glenmede Policy Recommendation: Vote against management or shareholder proposals to restrict or prohibit shareholders’ ability to call special meetings.

Generally vote for management or shareholder proposals that provide shareholders with the ability to call special meetings taking into account the following factors:

•	Shareholders’ current right to call special meetings;

•	Minimum ownership threshold necessary to call special meetings (10% preferred);

•	The inclusion of exclusionary or prohibitive language;

•	Investor ownership structure; and

[15]

“Unfettered” means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.

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•	Shareholder support of, and management’s response to, previous shareholder proposals.

Stakeholder Provisions

Glenmede Policy Recommendation: Vote against proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

State Antitakeover Statutes

Glenmede Policy Recommendation: Vote case-by-case on proposals to opt in or out of state takeover statutes (including fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, and anti-greenmail provisions).

Supermajority Vote Requirements

Glenmede Policy Recommendation: Vote against proposals to require a supermajority shareholder vote.

Vote for management or shareholder proposals to reduce supermajority vote requirements. However, for companies with shareholder(s) who have significant ownership levels, vote case-by-case, taking into account:

•	Ownership structure;

•	Quorum requirements; and

•	Vote requirements.

Virtual Shareholder Meetings

Glenmede Policy Recommendation: Generally vote for management proposals allowing for the convening of shareholder meetings by electronic means, so long as they do not preclude in-person meetings. Companies are encouraged to disclose the circumstances under which virtual-only[16] meetings would be held, and to allow for comparable rights and opportunities for shareholders to participate electronically as they would have during an in-person meeting.

Vote case-by-case on shareholder proposals concerning virtual-only meetings, considering:

•	Scope and rationale of the proposal; and

•	Concerns identified with the company’s prior meeting practices.

4. Capital / Restructuring

Capital

Adjustments to Par Value of Common Stock

Glenmede Policy Recommendation: Vote for management proposals to reduce the par value of common stock unless the action is being taken to facilitate an anti-takeover device or some other negative corporate governance action.

[16]	Virtual-only shareholder meeting” refers to a meeting of shareholders that is held exclusively using technology without a corresponding in-person meeting.

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Vote for management proposals to eliminate par value.

Common Stock Authorization

General Authorization Requests

Glenmede Policy Recommendation: Vote case-by-case on proposals to increase the number of authorized shares of common stock that are to be used for general corporate purposes:

•	If share usage (outstanding plus reserved) is less than 50% of the current authorized shares, vote for an increase of up to 50% of current authorized shares.

•	If share usage is 50% to 100% of the current authorized, vote for an increase of up to 100% of current authorized shares.

•	If share usage is greater than current authorized shares, vote for an increase of up to the current share usage.

•	In the case of a stock split, the allowable increase is calculated (per above) based on the post-split adjusted authorization.

Generally vote against proposed increases, even if within the above ratios, if the proposal or the company’s prior or ongoing use of authorized shares is problematic, including, but not limited to:

•	The proposal seeks to increase the number of authorized shares of the class of common stock that has superior voting rights to other share classes;

•	On the same ballot is a proposal for a reverse split for which support is warranted despite the fact that it would result in an excessive increase in the share authorization;

•	The company has a non-shareholder approved poison pill (including an NOL pill); or

•

The company has previous sizeable placements (within the past 3 years) of stock with insiders at prices substantially below market value, or with problematic voting rights, without shareholder approval.

However, generally vote for proposed increases beyond the above ratios or problematic situations when there is disclosure of specific and severe risks to shareholders of not approving the request, such as:

•	In, or subsequent to, the company’s most recent 10-K filing, the company discloses that there is substantial doubt about its ability to continue as a going concern;

•	The company states that there is a risk of imminent bankruptcy or imminent liquidation if shareholders do not approve the increase in authorized capital; or

•	A government body has in the past year required the company to increase its capital ratios.

For companies incorporated in states that allow increases in authorized capital without shareholder approval, generally vote withhold or against all nominees if a unilateral capital authorization increase does not conform to the above policies.

Specific Authorization Requests

Glenmede Policy Recommendation: Generally vote for proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with transaction(s) (such as acquisitions, SPAC transactions, private placements, or similar transactions) on the same ballot, or disclosed in the proxy statement, that warrant support. For such transactions, the allowable increase will be the greater of:

•	twice the amount needed to support the transactions on the ballot, and

•	the allowable increase as calculated for general issuances above.

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Dual Class Structure

Glenmede Policy Recommendation: Generally vote against proposals to create a new class of common stock unless:

•	The company discloses a compelling rationale for the dual-class capital structure, such as:

•	The company’s auditor has concluded that there is substantial doubt about the company’s ability to continue as a going concern; or

•	The new class of shares will be transitory;

•	The new class is intended for financing purposes with minimal or no dilution to current shareholders in both the short term and long term; and

•	The new class is not designed to preserve or increase the voting power of an insider or significant shareholder.

Issue Stock for Use with Rights Plan

Glenmede Policy Recommendation: Vote against proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder- approved shareholder rights plan (poison pill).

Preemptive Rights

Glenmede Policy Recommendation: Vote case-by-case on shareholder proposals that seek preemptive rights, taking into consideration:

•	The size of the company;

•	The shareholder base; and

•	The liquidity of the stock.

Preferred Stock Authorization

General Authorization Requests

Glenmede Policy Recommendation: Vote case-by-case on proposals to increase the number of authorized shares of preferred stock that are to be used for general corporate purposes:

•	If share usage (outstanding plus reserved) is less than 50% of the current authorized shares, vote for an increase of up to 50% of current authorized shares.

•	If share usage is 50% to 100% of the current authorized, vote for an increase of up to 100% of current authorized shares.

•	If share usage is greater than current authorized shares, vote for an increase of up to the current share usage.

•	In the case of a stock split, the allowable increase is calculated (per above) based on the post-split adjusted authorization.

•	If no preferred shares are currently issued and outstanding, vote against the request, unless the company discloses a specific use for the shares.

Generally vote against proposed increases, even if within the above ratios, if the proposal or the company’s prior or ongoing use of authorized shares is problematic, including, but not limited to:

•	If the shares requested are blank check preferred shares that can be used for antitakeover purposes;1718

[17]

To be acceptable, appropriate disclosure would be needed that the shares are “declawed”: i.e., representation by the board that it will not, without prior stockholder approval, issue or use the preferred stock for any defensive or anti-takeover purpose or for the purpose of implementing any stockholder rights plan.

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•

The company seeks to increase a class of non-convertible preferred shares entitled to more than one vote per share on matters that do not solely affect the rights of preferred stockholders “supervoting shares”);

•

The company seeks to increase a class of convertible preferred shares entitled to a number of votes greater than the number of common shares into which they’re convertible (“supervoting shares”) on matters that do not solely affect the rights of preferred stockholders;

•	The stated intent of the increase in the general authorization is to allow the company to increase an existing designated class of supervoting preferred shares;

•	On the same ballot is a proposal for a reverse split for which support is warranted despite the fact that it would result in an excessive increase in the share authorization;

•	The company has a non-shareholder approved poison pill (including an NOL pill); or

•

The company has previous sizeable placements (within the past 3 years) of stock with insiders at prices substantially below market value, or with problematic voting rights, without shareholder approval.

However, generally vote for proposed increases beyond the above ratios or problematic situations when there is disclosure of specific and severe risks to shareholders of not approving the request, such as:

•	The stated intent of the increase in the general authorization is to allow the company to increase an existing designated class of supervoting preferred shares;

•	In, or subsequent to, the company’s most recent 10-K filing, the company discloses that there is substantial doubt about its ability to continue as a going concern;

•	The company states that there is a risk of imminent bankruptcy or imminent liquidation if shareholders do not approve the increase in authorized capital; or

•	A government body has in the past year required the company to increase its capital ratios.

For companies incorporated in states that allow increases in authorized capital without shareholder approval, generally vote withhold or against all nominees if a unilateral capital authorization increase does not conform to the above policies.

Specific Authorization Requests

Glenmede Policy Recommendation: Generally vote for proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with transaction(s) (such as acquisitions, SPAC transactions, private placements, or similar transactions) on the same ballot, or disclosed in the proxy statement, that warrant support. For such transactions, the allowable increase will be the greater of:

•	twice the amount needed to support the transactions on the ballot, and

•	the allowable increase as calculated for general issuances above.

Recapitalization Plans

Glenmede Policy Recommendation: Vote case-by-case on recapitalizations (reclassifications of securities), taking into account the following:

•	More simplified capital structure;

•	Enhanced liquidity;

•	Fairness of conversion terms;

•	Impact on voting power and dividends;

•	Reasons for the reclassification;

•	Conflicts of interest; and

•	Other alternatives considered.

Reverse Stock Splits

Glenmede Policy Recommendation: Vote for management proposals to implement a reverse stock split if:

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•	The number of authorized shares will be proportionately reduced; or

•	The effective increase in authorized shares is equal to or less than the allowable increase calculated in accordance with Glenmede’s Common Stock Authorization policy.

Vote case-by-case on proposals that do not meet either of the above conditions, taking into consideration the following factors:

•	Stock exchange notification to the company of a potential delisting;

•	Disclosure of substantial doubt about the company’s ability to continue as a going concern without additional financing;

•	The company’s rationale; or

•	Other factors as applicable.

Share Repurchase Programs

Glenmede Policy Recommendation: For U.S.-incorporated companies, and foreign-incorporated U.S. Domestic Issuers that are traded solely on U.S. exchanges, vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms, or to grant the board authority to conduct open-market repurchases, in the absence of company-specific concerns regarding:

•	Greenmail,

•	The use of buybacks to inappropriately manipulate incentive compensation metrics,

•	Threats to the company’s long-term viability, or

•	Other company-specific factors as warranted.

Vote case-by-case on proposals to repurchase shares directly from specified shareholders, balancing the stated rationale against the possibility for the repurchase authority to be misused, such as to repurchase shares from insiders at a premium to market price.

Stock Distributions: Splits and Dividends

Glenmede Policy Recommendation: Generally vote for management proposals to increase the common share authorization for stock split or stock dividend, provided that the effective increase in authorized shares is equal to or is less than the allowable increase calculated in accordance with Glenmede’s Common Stock Authorization policy.

Tracking Stock

Glenmede Policy Recommendation: Vote case-by-case on the creation of tracking stock, weighing the strategic value of the transaction against such factors as:

•	Adverse governance changes;

•	Excessive increases in authorized capital stock;

•	Unfair method of distribution;

•	Diminution of voting rights;

•	Adverse conversion features;

•	Negative impact on stock option plans; and

•	Alternatives such as spin-off.

Share Issuance Mandates at U.S. Domestic Issuers Incorporated Outside the U.S.

Glenmede Policy Recommendation: For U.S. domestic issuers incorporated outside the U.S. and listed solely on a U.S. exchange, generally vote for resolutions to authorize the issuance of common shares up to 20 percent of currently issued common share capital, where not tied to a specific transaction or financing proposal.

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For pre-revenue or other early-stage companies that are heavily reliant on periodic equity financing, generally vote for resolutions to authorize the issuance of common shares up to 50 percent of currently issued common share capital. The burden of proof will be on the company to establish that it has a need for the higher limit.

Renewal of such mandates should be sought at each year’s annual meeting.

Vote case-by-case on share issuances for a specific transaction or financing proposal.

Restructuring

Appraisal Rights

Glenmede Policy Recommendation: Vote for proposals to restore or provide shareholders with rights of appraisal.

Asset Purchases

Glenmede Policy Recommendation: Vote case-by-case on asset purchase proposals, considering the following factors:

•	Purchase price;

•	Fairness opinion;

•	Financial and strategic benefits;

•	How the deal was negotiated;

•	Conflicts of interest;

•	Other alternatives for the business;

•	Non-completion risk.

Asset Sales

Glenmede Policy Recommendation: Vote case-by-case on asset sales, considering the following factors:

•	Impact on the balance sheet/working capital;

•	Potential elimination of diseconomies;

•	Anticipated financial and operating benefits;

•	Anticipated use of funds;

•	Value received for the asset;

•	Fairness opinion;

•	How the deal was negotiated;

•	Conflicts of interest.

Bundled Proposals

Glenmede Policy Recommendation: Vote case-by-case on bundled or “conditional” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals. If the combined effect is positive, support such proposals.

Conversion of Securities

Glenmede Policy Recommendation: Vote case-by-case on proposals regarding conversion of securities. When evaluating these proposals, the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

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Vote for the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans

Glenmede Policy Recommendation: Vote case-by-case on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan, after evaluating:

•	Dilution to existing shareholders’ positions;

•	Terms of the offer—discount/premium in purchase price to investor, including any fairness opinion; termination penalties; exit strategy;

•	Financial issues—company’s financial situation; degree of need for capital; use of proceeds; effect of the financing on the company’s cost of capital;

•	Management’s efforts to pursue other alternatives;

•	Control issues—change in management; change in control, guaranteed board and committee seats; standstill provisions; voting agreements; veto power over certain corporate actions; and

•	Conflict of interest—arm’s length transaction, managerial incentives.

Vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Formation of Holding Company

Glenmede Policy Recommendation: Vote case-by-case on proposals regarding the formation of a holding company, taking into consideration the following:

•	The reasons for the change;

•	Any financial or tax benefits;

•	Regulatory benefits;

•	Increases in capital structure; and

•	Changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend for the transaction, vote against the formation of a holding company if the transaction would include either of the following:

•	Increases in common or preferred stock in excess of the allowable maximum (see discussion under “Capital”); or

•	Adverse changes in shareholder rights.

Going Private and Going Dark Transactions (LBOs and Minority Squeeze-outs)

Glenmede Policy Recommendation: Vote case-by-case on going private transactions, taking into account the following:

•	Offer price/premium;

•	Fairness opinion;

•	How the deal was negotiated;

•	Conflicts of interest;

•	Other alternatives/offers considered; and

•	Non-completion risk.

Vote case-by-case on going dark transactions, determining whether the transaction enhances shareholder value by taking into consideration:

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•	Whether the company has attained benefits from being publicly-traded (examination of trading volume, liquidity, and market research of the stock);

•	Balanced interests of continuing vs. cashed-out shareholders, taking into account the following:

•	Are all shareholders able to participate in the transaction?

•	Will there be a liquid market for remaining shareholders following the transaction?

•	Does the company have strong corporate governance?

•	Will insiders reap the gains of control following the proposed transaction?

•	Does the state of incorporation have laws requiring continued reporting that may benefit shareholders?

Joint Ventures

Glenmede Policy Recommendation: Vote case-by-case on proposals to form joint ventures, taking into account the following:

•	Percentage of assets/business contributed;

•	Percentage ownership;

•	Financial and strategic benefits;

•	Governance structure;

•	Conflicts of interest;

•	Other alternatives; and

•	Non-completion risk.

Liquidations

Glenmede Policy Recommendation: Vote case-by-case on liquidations, taking into account the following:

•	Management’s efforts to pursue other alternatives;

•	Appraisal value of assets; and

•	The compensation plan for executives managing the liquidation.

Vote for the liquidation if the company will file for bankruptcy if the proposal is not approved.

Mergers and Acquisitions

Glenmede Policy Recommendation: Vote case-by-case on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Negotiations and process - Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger.

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•

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Private Placements/Warrants/Convertible Debentures

Glenmede Policy Recommendation: Vote case-by-case on proposals regarding private placements, warrants, and convertible debentures taking into consideration:

•

Dilution to existing shareholders’ position: The amount and timing of shareholder ownership dilution should be weighed against the needs and proposed shareholder benefits of the capital infusion. Although newly issued common stock, absent preemptive rights, is typically dilutive to existing shareholders, share price appreciation is often the necessary event to trigger the exercise of “out of the money” warrants and convertible debt. In these instances from a value standpoint, the negative impact of dilution is mitigated by the increase in the company’s stock price that must occur to trigger the dilutive event.

•	Terms of the offer (discount/premium in purchase price to investor, including any fairness opinion, conversion features, termination penalties, exit strategy):

•

The terms of the offer should be weighed against the alternatives of the company and in light of company’s financial condition. Ideally, the conversion price for convertible debt and the exercise price for warrants should be at a premium to the then prevailing stock price at the time of private placement.

•

When evaluating the magnitude of a private placement discount or premium, consider factors that influence the discount or premium, such as, liquidity, due diligence costs, control and monitoring costs, capital scarcity, information asymmetry and anticipation of future performance.

•	Financial issues:

•	The company’s financial condition;

•	Degree of need for capital;

•	Use of proceeds;

•	Effect of the financing on the company’s cost of capital;

•	Current and proposed cash burn rate;

•	Going concern viability and the state of the capital and credit markets.

•

Management’s efforts to pursue alternatives and whether the company engaged in a process to evaluate alternatives: A fair, unconstrained process helps to ensure the best price for shareholders. Financing alternatives can include joint ventures, partnership, merger or sale of part or all of the company.

•	Control issues:

•	Change in management;

•	Change in control;

•	Guaranteed board and committee seats;

•	Standstill provisions;

•	Voting agreements;

•	Veto power over certain corporate actions; and

•	Minority versus majority ownership and corresponding minority discount or majority control premium

•	Conflicts of interest:

•	Conflicts of interest should be viewed from the perspective of the company and the investor.

•	Were the terms of the transaction negotiated at arm’s length? Are managerial incentives aligned with shareholder interests?

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•	Market reaction:

•	The market’s response to the proposed deal. A negative market reaction is a cause for concern. Market reaction may be addressed by analyzing the one day impact on the unaffected stock price.

Vote for the private placement, or for the issuance of warrants and/or convertible debentures in a private placement, if it is expected that the company will file for bankruptcy if the transaction is not approved.

Reorganization/Restructuring Plan (Bankruptcy)

Glenmede Policy Recommendation: Vote case-by-case on proposals to common shareholders on bankruptcy plans of reorganization, considering the following factors including, but not limited to:

•	Estimated value and financial prospects of the reorganized company;

•	Percentage ownership of current shareholders in the reorganized company;

•	Whether shareholders are adequately represented in the reorganization process (particularly through the existence of an official equity committee);

•	The cause(s) of the bankruptcy filing, and the extent to which the plan of reorganization addresses the cause(s);

•	Existence of a superior alternative to the plan of reorganization; and

•	Governance of the reorganized company.

Special Purpose Acquisition Corporations (SPACs)

Glenmede Policy Recommendation: Vote case-by-case on SPAC mergers and acquisitions taking into account the following:

•

Valuation—Is the value being paid by the SPAC reasonable? SPACs generally lack an independent fairness opinion and the financials on the target may be limited. Compare the conversion price with the intrinsic value of the target company provided in the fairness opinion. Also, evaluate the proportionate value of the combined entity attributable to the SPAC IPO shareholders versus the pre-merger value of SPAC. Additionally, a private company discount may be applied to the target, if it is a private entity.

•

Market reaction—How has the market responded to the proposed deal? A negative market reaction may be a cause for concern. Market reaction may be addressed by analyzing the one-day impact on the unaffected stock price.

•

Deal timing—A main driver for most transactions is that the SPAC charter typically requires the deal to be complete within 18 to 24 months, or the SPAC is to be liquidated. Evaluate the valuation, market reaction, and potential conflicts of interest for deals that are announced close to the liquidation date.

•	Negotiations and process—What was the process undertaken to identify potential target companies within specified industry or location specified in charter? Consider the background of the sponsors.

•

Conflicts of interest—How are sponsors benefiting from the transaction compared to IPO shareholders? Potential conflicts could arise if a fairness opinion is issued by the insiders to qualify the deal rather than a third party or if management is encouraged to pay a higher price for the target because of an 80% rule (the charter requires that the fair market value of the target is at least equal to 80% of net assets of the SPAC). Also, there may be sense of urgency by the management team of the SPAC to close the deal since its charter typically requires a transaction to be completed within the 18-24 month timeframe.

•	Voting agreements—Are the sponsors entering into enter into any voting agreements/ tender offers with shareholders who are likely to vote against the proposed merger or exercise conversion rights?

•	Governance—What is the impact of having the SPAC CEO or founder on key committees following the proposed merger?

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Special Purpose Acquisition Corporations (SPACs) - Proposals for Extensions

Glenmede Policy Recommendation: Vote case-by-case on SPAC extension proposals taking into account the length of the requested extension, the status of any pending transaction(s) or progression of the acquisition process, any added incentive for non-redeeming shareholders, and any prior extension requests.

•	Length of request: Typically, extension requests range from two to six months, depending on the progression of the SPAC’s acquistion process.

•

Pending transaction(s) or progression of the acquisition process: Sometimes an intial business combination was already put to a shareholder vote, but, for varying reasons, the transaction could not be consummated by the termination date and the SPAC is requesting an extension. Other times, the SPAC has entered into a definitive transaction agreement, but needs additional time to consummate or hold the shareholder meeting.

•

Added incentive for non-redeeming shareholders: Sometimes the SPAC sponsor (or other insiders) will contribute, typically as a loan to the company, additional funds that will be added to the redemption value of each public share as long as such shares are not redeemed in connection with the extension request. The purpose of the “equity kicker” is to incentivize shareholders to hold their shares through the end of the requested extension or until the time the transaction is put to a shareholder vote, rather than electing redeemption at the extension proposal meeting.

•	Prior extension requests: Some SPACs request additional time beyond the extension period sought in prior extension requests.

Spin-offs

Glenmede Policy Recommendation: Vote case-by-case on spin-offs, considering:

•	Tax and regulatory advantages;

•	Planned use of the sale proceeds;

•	Valuation of spinoff;

•	Fairness opinion;

•	Benefits to the parent company;

•	Conflicts of interest;

•	Managerial incentives;

•	Corporate governance changes;

•	Changes in the capital structure.

Value Maximization Shareholder Proposals

Glenmede Policy Recommendation: Vote case-by-case on shareholder proposals seeking to maximize shareholder value by:

•	Hiring a financial advisor to explore strategic alternatives;

•	Selling the company; or

•	Liquidating the company and distributing the proceeds to shareholders.

These proposals should be evaluated based on the following factors:

•	Prolonged poor performance with no turnaround in sight;

•	Signs of entrenched board and management (such as the adoption of takeover defenses);

•	Strategic plan in place for improving value;

•	Likelihood of receiving reasonable value in a sale or dissolution; and

•	The company actively exploring its strategic options, including retaining a financial advisor.

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5.	Compensation

Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

1.

Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

3.

Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

4.

Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

5.

Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Advisory Votes on Executive Compensation—Management Proposals (Management Say-on-Pay)

Glenmede Policy Recommendation: Vote case-by-case on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.

Vote against Advisory Votes on Executive Compensation (Say-on-Pay or “SOP”) if:

•	There is an unmitigated misalignment between CEO pay and company performance (pay for performance);

•	The company maintains significant problematic pay practices;

•	The board exhibits a significant level of poor communication and responsiveness to shareholders.

Vote against or withhold from the members of the compensation committee and potentially the full board if:

•

There is no SOP on the ballot, and an against vote on an SOP is warranted due to pay for performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;

•	The board fails to respond adequately to a previous SOP proposal that received less than 70 percent support of votes cast;

•	The company has recently practiced or approved problematic pay practices, such as option repricing or option backdating; or

•	The situation is egregious.

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Primary Evaluation Factors for Executive Pay

Pay-for-Performance Evaluation

Glenmede Policy annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the Russell 3000 or Russell 3000E Indices19, this analysis considers the following:

1.	Peer Group[20] Alignment:

•	The degree of alignment between the company’s annualized TSR rank and the CEO’s annualized total pay rank within a peer group, each measured over a three-year period.

•	The rankings of CEO total pay and company financial performance within a peer group, each measured over a three-year period.

•	The multiple of the CEO’s total pay relative to the peer group median in the most recent fiscal year.

2.

Absolute Alignment[21] – the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years – i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.

If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of companies outside the Russell indices, misaligned pay and performance are otherwise suggested, our analysis may include any of the following qualitative factors, as relevant to evaluating how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:

•	The ratio of performance- to time-based incentive awards;

•	The overall ratio of performance-based compensation;

•	The rigor of performance goals;

•	The complexity and risks around pay program design;

•	The transparency and clarity of disclosure;

•	The company’s peer group benchmarking practices;

•	Financial/operational results, both absolute and relative to peers;

•	Special circumstances related to, for example, a new CEO in the prior FY or anomalous equity grant practices (e.g., bi-annual awards);

•	Realizable pay[22] compared to grant pay; and

•	Any other factors deemed relevant.

Problematic Pay Practices

Problematic pay elements are generally evaluated case-by-case considering the context of a company’s overall pay program and demonstrated pay-for-performance philosophy. The focus is on executive compensation practices that contravene the global pay principles, including:

[19]	The Russell 3000E Index includes approximately 4,000 of the largest U.S. equity securities.
[20]

The revised peer group is generally comprised of 14-24 companies that are selected using market cap, revenue (or assets for certain financial firms), GICS industry group, and company’s selected peers’ GICS industry group, with size constraints, via a process designed to select peers that are comparable to the subject company in terms of revenue/assets and industry, and also within a market cap bucket that is reflective of the company’s. For Oil, Gas & Consumable Fuels companies, market cap is the only size determinant.

[21]	Only Russell 3000 Index companies are subject to the Absolute Alignment analysis.
[22]	Glenmede Policy research reports include realizable pay for S&P1500 companies.

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•	Problematic practices related to non-performance-based compensation elements;

•	Incentives that may motivate excessive risk-taking or present a windfall risk; and

•	Pay decisions that circumvent pay-for-performance, such as options backdating or waiving performance requirements.

The list of examples below highlights certain problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

•	Repricing or replacing of underwater stock options/SARs without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);

•	Extraordinary perquisites or tax gross-ups;

•	New or materially amended agreements that provide for:

•	Excessive termination or CIC severance payments (generally exceeding 3 times base salary and average/target/most recent bonus);

•	CIC severance payments without involuntary job loss or substantial diminution of duties (“single” or “modified single” triggers) or in connection with a problematic Good Reason definition;

•	CIC excise tax gross-up entitlements (including “modified” gross-ups);

•	Multi-year guaranteed awards that are not at risk due to rigorous performance conditions;

•	Liberal CIC definition combined with any single-trigger CIC benefits;

•	Insufficient executive compensation disclosure by externally-managed issuers (EMIs) such that a reasonable assessment of pay programs and practices applicable to the EMI’s executives is not possible;

•	Severance payments made when the termination is not clearly disclosed as involuntary (for example, a termination without cause or resignation for good reason);

•	Any other provision or practice deemed to be egregious and present a significant risk to investors.

The above examples are not an exhaustive list. Please refer to ISS’ Compensation Policies FAQ document for additional detail on specific pay practices that have been identified as problematic and may lead to negative vote recommendations.

Options Backdating

The following factors should be examined case-by-case to allow for distinctions to be made between “sloppy” plan administration versus deliberate action or fraud:

•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

•	Duration of options backdating;

•	Size of restatement due to options backdating;

•	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and

•	Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.

Compensation Committee Communications and Responsiveness

Consider the following factors case-by-case when evaluating ballot items related to executive pay on the board’s responsiveness to investor input and engagement on compensation issues:

•	Failure to respond to majority-supported shareholder proposals on executive pay topics; or

•	Failure to adequately respond to the company’s previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:

•	The company’s response, including:

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•

Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support (including the timing and frequency of engagements and whether independent directors participated);

•	Disclosure of the specific concerns voiced by dissenting shareholders that led to the say-on-pay opposition;

•	Disclosure of specific and meaningful actions taken to address shareholders’ concerns;

•	Other recent compensation actions taken by the company;

•	Whether the issues raised are recurring or isolated;

•	The company’s ownership structure; and

•	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Frequency of Advisory Vote on Executive Compensation (“Say When on Pay”)

Glenmede Policy Recommendation: Vote for annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies’ executive pay programs.

Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale

Glenmede Policy Recommendation: Vote case-by-case on say on Golden Parachute proposals, including consideration of existing change-in-control arrangements maintained with named executive officers rather than focusing primarily on new or extended arrangements.

Features that may result in an “against” recommendation include one or more of the following, depending on the number, magnitude, and/or timing of issue(s):

•	Single- or modified-single-trigger cash severance;

•	Single-trigger acceleration of unvested equity awards;

•	Full acceleration of equity awards granted shortly before the change in control;

•	Acceleration of performance awards above the target level of performance without compelling rationale;

•	Excessive cash severance (>3x base salary and bonus);

•	Excise tax gross-ups triggered and payable;

•	Excessive golden parachute payments (on an absolute basis or as a percentage of transaction equity value); or

•

Recent amendments that incorporate any problematic features (such as those above) or recent actions (such as extraordinary equity grants) that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders; or

•	The company’s assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote.

Recent amendment(s) that incorporate problematic features will tend to carry more weight on the overall analysis. However, the presence of multiple legacy problematic features will also be closely scrutinized.

In cases where the golden parachute vote is incorporated into a company’s advisory vote on compensation (management say-on-pay), the say-on-pay proposal will be evaluated in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.

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Equity-Based and Other Incentive Plans

Please refer to Glenmede’s U.S. Equity Compensation Plans FAQ document for additional details on the Equity Plan Scorecard policy.

Glenmede Policy Recommendation: Vote case-by-case on certain equity-based compensation plans[23] depending on a combination of certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa, as evaluated using an “Equity Plan Scorecard” (EPSC) approach with three pillars:

•

Plan Cost: The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) in relation to peers and considering both:

•	SVT based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants; and

•	SVT based only on new shares requested plus shares remaining for future grants.

•	Plan Features:

•	Quality of disclosure around vesting upon a change in control (CIC);

•	Discretionary vesting authority;

•	Liberal share recycling on various award types;

•	Lack of minimum vesting period for grants made under the plan;

•	Dividends payable prior to award vesting.

•	Grant Practices:

•	The company’s three year burn rate relative to its industry/market cap peers;

•	Vesting requirements in CEO’S recent equity grants (3-year look-back);

•	The estimated duration of the plan (based on the sum of shares remaining available and the new shares requested, divided by the average annual shares granted in the prior three years);

•	The proportion of the CEO’s most recent equity grants/awards subject to performance conditions;

•	Whether the company maintains a sufficient claw-back policy;

•	Whether the company maintains sufficient post exercise/vesting share-holding requirements.

Generally vote against the plan proposal if the combination of above factors indicates that the plan is not, overall, in shareholders’ interests, or if any of the following egregious factors (“overriding factors”) apply:

•	Awards may vest in connection with a liberal change-of-control definition;

•

The plan would permit repricing or cash buyout of underwater options without shareholder approval (either by expressly permitting it – for NYSE and Nasdaq listed companies — or by not prohibiting it when the company has a history of repricing – for non-listed companies);

•	The plan is a vehicle for problematic pay practices or a significant pay-for-performance disconnect under certain circumstances;

•	The plan is excessively dilutive to shareholders’ holdings;

•	The plan contains an evergreen (automatic share replenishment) feature; or

•	Any other plan features are determined to have a significant negative impact on shareholder interests.

[23]

Proposals evaluated under the EPSC policy generally include those to approve or amend (1) stock option plans for employees and/or employees and directors, (2) restricted stock plans for employees and/or employees and directors, and (3) omnibus stock incentive plans for employees and/or employees and directors; amended plans will be further evaluated case-by-case.

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Further Information on certain EPSC Factors

Shareholder Value Transfer (SVT)

The cost of the equity plans is expressed as Shareholder Value Transfer (SVT), which is measured using a binomial option pricing model that assesses the amount of shareholders’ equity flowing out of the company to employees and directors. SVT is expressed as both a dollar amount and as a percentage of market value, and includes the new shares proposed, shares available under existing plans, and shares granted but unexercised (using two measures, in the case of plans subject to the Equity Plan Scorecard evaluation, as noted above). All award types are valued. For omnibus plans, unless limitations are placed on the most expensive types of awards (for example, full value awards), the assumption is made that all awards to be granted will be the most expensive types.

For proposals subject to Equity Plan Scorecard evaluation, Shareholder Value Transfer is reasonable if it falls below a company-specific benchmark. The benchmark is determined as follows: The top quartile performers in each industry group (using the Global Industry Classification Standard: GICS) are identified. Benchmark SVT levels for each industry are established based on these top performers’ historic SVT. Regression analyses are run on each industry group to identify the variables most strongly correlated to SVT. The benchmark industry SVT level is then adjusted upwards or downwards for the specific company by plugging the company-specific performance measures, size and cash compensation into the industry cap equations to arrive at the company’s benchmark.24

Three-Year Value-Adjusted Burn Rate

A “Value-Adjusted Burn Rate” is used for stock plan evaluations. Value-Adjusted Burn Rate benchmarks are calculated as the greater of: (1) an industry-specific threshold based on three-year burn rates within the company’s GICS group segmented by S&P 500, Russell 3000 index (less the S&P 500) and non-Russell 3000 index; and (2) a de minimis threshold established separately for each of the S&P 500, the Russell 3000 index less the S&P 500, and the non-Russell 3000 index. Year-over-year burn-rate benchmark changes will be limited to a predetermined range above or below the prior year’s burn-rate benchmark.

The Value-Adjusted Burn Rate will be calculated as follows:

Value-Adjusted Burn Rate = ((# of options * option’s dollar value using a BlackScholes model) + (# of full-value awards * stock price)) / (Weighted average common shares * stock price).

Egregious Factors

Liberal Change in Control Definition

Generally vote against equity plans if the plan has a liberal definition of change in control and the equity awards could vest upon such liberal definition of change-in-control, even though an actual change in control may not occur. Examples of such a definition include, but are not limited to, announcement or commencement of a tender offer, provisions for acceleration upon a “potential” takeover, shareholder approval of a merger or other transactions, or similar language.

[24]	For plans evaluated under the Equity Plan Scorecard policy, the company’s SVT benchmark is considered along with other factors.

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Repricing Provisions

Vote against plans that expressly permit the repricing or exchange of underwater stock options/stock appreciate rights (SARs) without prior shareholder approval. “Repricing” includes the ability to do any of the following:

•	Amend the terms of outstanding options or SARs to reduce the exercise price of such outstanding options or SARs;

•	Cancel outstanding options or SARs in exchange for options or SARs with an exercise price that is less than the exercise price of the original options or SARs;

•	Cancel underwater options in exchange for stock awards; or

•	Provide cash buyouts of underwater options.

While the above cover most types of repricing, Glenmede Policy may view other provisions as akin to repricing depending on the facts and circumstances.

Also, vote against or withhold from members of the Compensation Committee who approved repricing (as defined above or otherwise determined by Glenmede Policy) without prior shareholder approval, even if such repricings are allowed in their equity plan.

Vote against plans that do not expressly prohibit repricing or cash buyout of underwater options without shareholder approval if the company has a history of repricing/buyouts without shareholder approval, and the applicable listing standards would not preclude them from doing so.

Problematic Pay Practices or Significant Pay-for-Performance Disconnect

If the equity plan on the ballot is a vehicle for problematic pay practices, vote against the plan.

If a significant portion of the CEO’s misaligned pay is attributed to non-performance-based equity awards, and there is an equity plan on the ballot with the CEO as one of the participants, Glenmede Policy may recommend a vote against the equity plan. Considerations in voting against the equity plan may include, but are not limited to:

•	Magnitude of pay misalignment;

•	Contribution of non–performance-based equity grants to overall pay; and

•	The proportion of equity awards granted in the last three fiscal years concentrated at the named executive officer level.

Specific Treatment of Certain Award Types in Equity Plan Evaluations

Dividend Equivalent Rights

Options that have Dividend Equivalent Rights (DERs) associated with them will have a higher calculated award value than those without DERs under the binomial model, based on the value of these dividend streams. The higher value will be applied to new shares, shares available under existing plans, and shares awarded but not exercised per the plan specifications. DERS transfer more shareholder equity to employees and non-employee directors and this cost should be captured.

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Operating Partnership (OP) Units in Equity Plan Analysis of Real Estate Investment Trusts (REITs)

For Real Estate Investment Trusts (REITS), include the common shares issuable upon conversion of outstanding Operating Partnership (OP) units in the share count for the purposes of determining: (1) market capitalization in the Shareholder Value Transfer (SVT) analysis and (2) shares outstanding in the burn rate analysis.

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Other Compensation Plans

401(k) Employee Benefit Plans

Glenmede Policy Recommendation: Vote for proposals to implement a 401(k) savings plan for employees.

Employee Stock Ownership Plans (ESOPs)

Glenmede Policy Recommendation: Vote for proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares).

Employee Stock Purchase Plans—Qualified Plans

Glenmede Policy Recommendation: Vote case-by-case on qualified employee stock purchase plans. Vote for employee stock purchase plans where all of the following apply:

•	Purchase price is at least 85 percent of fair market value;

•	Offering period is 27 months or less; and

•	The number of shares allocated to the plan is 10 percent or less of the outstanding shares.

Vote against qualified employee stock purchase plans where any of the following apply:

•	Purchase price is less than 85 percent of fair market value; or

•	Offering period is greater than 27 months; or

•	The number of shares allocated to the plan is more than ten percent of the outstanding shares.

Employee Stock Purchase Plans—Non-Qualified Plans

Glenmede Policy Recommendation: Vote case-by-case on nonqualified employee stock purchase plans. Vote for nonqualified employee stock purchase plans with all the following features:

•	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

•	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;

•	No discount on the stock price on the date of purchase when there is a company matching contribution.

Vote against nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution or effective discount exceeds the above, Glenmede Policy may evaluate the SVT cost as part of the assessment.

Amending Cash and Equity Plans (including Approval for Tax Deductibility (162(m))

Glenmede Policy Recommendation: Vote case-by-case on amendments to cash and equity incentive plans.

Generally vote for proposals to amend executive cash, stock, or cash and stock incentive plans if the proposal:

•	Addresses administrative features only; or

•

Seeks approval for Section 162(m) purposes only, and the plan administering committee consists entirely of independent outsiders, per Glenmede Policy’s Classification of Directors. Note that if the company is presenting the plan to shareholders for the first time after the company’s initial public offering (IPO), or if the proposal is bundled with other material plan amendments, then the recommendation will be case-by-case (see below).

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Vote against such proposals to amend executive cash, stock, or cash and stock incentive plans if the proposal:

•	Seeks approval for Section 162(m) purposes only, and the plan administering committee does not consist entirely of independent outsiders, per Glenmede Policy’s Classification of Directors.

Vote case-by-case on all other proposals to amend cash incentive plans. This includes plans presented to shareholders for the first time after the company’s IPO and/or proposals that bundle material amendment(s) other than those for Section 162(m) purposes

Vote case-by-case on all other proposals to amend equity incentive plans, considering the following:

•

If the proposal requests additional shares and/or the amendments may potentially increase the transfer of shareholder value to employees, the recommendation will be based on the Equity Plan Scorecard evaluation as well as an analysis of the overall impact of the amendments.

•

If the plan is being presented to shareholders for the first time after the company’s IPO, whether or not additional shares are being requested, the recommendation will be based on the Equity Plan Scorecard evaluation as well as an analysis of the overall impact of any amendments.

•

If there is no request for additional shares and the amendments are not deemed to potentially increase the transfer of shareholder value to employees, then the recommendation will be based entirely on an analysis of the overall impact of the amendments, and the EPSC evaluation will be shown for informational purposes.

Option Exchange Programs/Repricing Options

Glenmede Policy Recommendation: Vote case-by-case on management proposals seeking approval to exchange/reprice options taking into consideration:

•	Historic trading patterns—the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

•	Rationale for the re-pricing—was the stock price decline beyond management’s control?

•	Is this a value-for-value exchange?

•	Are surrendered stock options added back to the plan reserve?

•	Timing—repricing should occur at least one year out from any precipitous drop in company’s stock price;

•	Option vesting—does the new option vest immediately or is there a black-out period?

•	Term of the option—the term should remain the same as that of the replaced option;

•	Exercise price—should be set at fair market or a premium to market;

•	Participants—executive officers and directors must be excluded.

If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.

In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. and warrants additional scrutiny. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

Vote for shareholder proposals to put option repricings to a shareholder vote.

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Stock Plans in Lieu of Cash

Glenmede Policy Recommendation: Vote case-by-case on plans that provide participants with the option of taking all or a portion of their cash compensation in the form of stock.

Vote for non-employee director-only equity plans that provide a dollar-for-dollar cash-for-stock exchange.

Vote case-by-case on plans which do not provide a dollar-for-dollar cash for stock exchange. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered using the binomial option pricing model. In an effort to capture the total cost of total compensation, no adjustments will be made to carve out the in-lieu-of cash compensation.

Transfer Stock Option (TSO) Programs

Glenmede Policy Recommendation: One-time Transfers: Vote against or withhold from compensation committee members if they fail to submit one-time transfers to shareholders for approval.

Vote case-by-case on one-time transfers. Vote for if:

•	Executive officers and non-employee directors are excluded from participating;

•

Stock options are purchased by third-party financial institutions at a discount to their fair value using option pricing models such as Black-Scholes or a Binomial Option Valuation or other appropriate financial models;

•	There is a two-year minimum holding period for sale proceeds (cash or stock) for all participants.

Additionally, management should provide a clear explanation of why options are being transferred to a third-party institution and whether the events leading up to a decline in stock price were beyond management’s control. A review of the company’s historic stock price volatility should indicate if the options are likely to be back “in-the-money” over the near term.

Ongoing TSO program: Vote against equity plan proposals if the details of ongoing TSO programs are not provided to shareholders. Since TSOs will be one of the award types under a stock plan, the ongoing TSO program, structure and mechanics must be disclosed to shareholders. The specific criteria to be considered in evaluating these proposals include, but not limited, to the following:

•	Eligibility;

•	Vesting;

•	Bid-price;

•	Term of options;

•	Cost of the program and impact of the TSOs on company’s total option expense

•	Option repricing policy.

Amendments to existing plans that allow for introduction of transferability of stock options should make clear that only options granted post-amendment shall be transferable.

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Director Compensation

Shareholder Ratification of Director Pay Programs

Glenmede Policy Recommendation: Vote case-by-case on management proposals seeking ratification of non-employee director compensation, based on the following factors:

•	If the equity plan under which non-employee director grants are made is on the ballot, whether or not it warrants support; and

•	An assessment of the following qualitative factors:

•	The relative magnitude of director compensation as compared to companies of a similar profile;

•	The presence of problematic pay practices relating to director compensation;

•	Director stock ownership guidelines and holding requirements;

•	Equity award vesting schedules;

•	The mix of cash and equity-based compensation;

•	Meaningful limits on director compensation;

•	The availability of retirement benefits or perquisites; and

•	The quality of disclosure surrounding director compensation.

Equity Plans for Non-Employee Directors

Glenmede Policy Recommendation: Vote case-by-case on compensation plans for non-employee directors, based on:

•

The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants;

•	The company’s three-year burn rate relative to its industry/market cap peers; and

•	The presence of any egregious plan features (such as an option repricing provision or liberal CIC vesting risk).

On occasion, director stock plans will exceed the plan cost or burn rate benchmarks when combined with employee or executive stock plans. In such cases, vote case-by-case on the plan taking into consideration the following qualitative factors:

•	The relative magnitude of director compensation as compared to companies of a similar profile;

•	The presence of problematic pay practices relating to director compensation;

•	Director stock ownership guidelines and holding requirements;

•	Equity award vesting schedules;

•	The mix of cash and equity-based compensation;

•	Meaningful limits on director compensation;

•	The availability of retirement benefits or perquisites; and

•	The quality of disclosure surrounding director compensation.

Non-Employee Director Retirement Plans

Glenmede Policy Recommendation: Vote against retirement plans for non-employee directors.

Vote for shareholder proposals to eliminate retirement plans for non-employee directors.

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Shareholder Proposals on Compensation

Adopt Anti-Hedging/Pledging/Speculative Investments Policy

Glenmede Policy Recommendation: Generally vote for proposals seeking a policy that prohibits named executive officers from engaging in derivative or speculative transactions involving company stock, including hedging, holding stock in a margin account, or pledging stock as collateral for a loan. However, the company’s existing policies regarding responsible use of company stock will be considered.

Bonus Banking/Bonus Banking “Plus”

Glenmede Policy Recommendation: Vote case-by-case on proposals seeking deferral of a portion of annual bonus pay, with ultimate payout linked to sustained results for the performance metrics on which the bonus was earned (whether for the named executive officers or a wider group of employees), taking into account the following factors:

•	The company’s past practices regarding equity and cash compensation;

•	Whether the company has a holding period or stock ownership requirements in place, such as a meaningful retention ratio (at least 50 percent for full tenure); and

•	Whether the company has a rigorous claw-back policy in place.

Compensation Consultants—Disclosure of Board or Company’s Utilization

Glenmede Policy Recommendation: Generally vote for shareholder proposals seeking disclosure regarding the company, board, or compensation committee’s use of compensation consultants, such as company name, business relationship(s), and fees paid.

Disclosure/Setting Levels or Types of Compensation for Executives and Directors

Glenmede Policy Recommendation: Generally vote for shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

Vote against shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

Vote against shareholder proposals seeking to eliminate stock options or any other equity grants to employees or directors.

Vote against shareholder proposals requiring director fees be paid in stock only.

Generally vote against shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Vote case-by-case on all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.

Golden Coffins/Executive Death Benefits

Glenmede Policy Recommendation: Generally vote for proposals calling companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals that the broad-based employee population is eligible.

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Hold Equity Past Retirement or for a Significant Period of Time

Glenmede Policy Recommendation: Vote case-by-case on shareholder proposals asking companies to adopt policies requiring senior executive officers to retain a portion of net shares acquired through compensation plans. The following factors will be taken into account:

•	The percentage/ratio of net shares required to be retained;

•	The time period required to retain the shares;

•	Whether the company has equity retention, holding period, and/or stock ownership requirements in place and the robustness of such requirements;

•	Whether the company has any other policies aimed at mitigating risk taking by executives;

•	Executives’ actual stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s existing requirements; and

Pay Disparity

Glenmede Policy Recommendation: Generally vote case-by-case on proposals calling for an analysis of the pay disparity between corporate executives and other non-executive employees.

Pay for Performance/Performance-Based Awards

Glenmede Policy Recommendation: Vote case-by-case on shareholder proposals requesting that a significant amount of future long-term incentive compensation awarded to senior executives shall be performance-based and requesting that the board adopt and disclose challenging performance metrics to shareholders, based on the following analytical steps:

•

First, vote for shareholder proposals advocating the use of performance-based equity awards, such as performance contingent options or restricted stock, indexed options or premium-priced options, unless the proposal is overly restrictive or if the company has demonstrated that it is using a “substantial” portion of performance-based awards for its top executives. Standard stock options and performance-accelerated awards do not meet the criteria to be considered as performance-based awards. Further, premium-priced options should have a meaningful premium to be considered performance-based awards.

•

Second, assess the rigor of the company’s performance-based equity program. If the bar set for the performance-based program is too low based on the company’s historical or peer group comparison, generally vote for the proposal. Furthermore, if target performance results in an above target payout, vote for the shareholder proposal due to program’s poor design. If the company does not disclose the performance metric of the performance-based equity program, vote for the shareholder proposal regardless of the outcome of the first step to the test.

In general, vote for the shareholder proposal if the company does not meet both of the above two steps.

Pay for Superior Performance

Glenmede Policy Recommendation: Vote case-by-case on shareholder proposals that request the board establish a pay-for-superior performance standard in the company’s executive compensation plan for senior executives. These proposals generally include the following principles:

•	Set compensation targets for the plan’s annual and long-term incentive pay components at or below the peer group median;

•	Deliver a majority of the plan’s target long-term compensation through performance-vested, not simply time-vested, equity awards;

•

Provide the strategic rationale and relative weightings of the financial and non-financial performance metrics or criteria used in the annual and performance-vested long-term incentive components of the plan;

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•	Establish performance targets for each plan financial metric relative to the performance of the company’s peer companies;

•

Limit payment under the annual and performance-vested long-term incentive components of the plan to when the company’s performance on its selected financial performance metrics exceeds peer group median performance.

Consider the following factors in evaluating this proposal:

•	What aspects of the company’s annual and long-term equity incentive programs are performance driven?

•

If the annual and long-term equity incentive programs are performance driven, are the performance criteria and hurdle rates disclosed to shareholders or are they benchmarked against a disclosed peer group?

•	Can shareholders assess the correlation between pay and performance based on the current disclosure?

•	What type of industry and stage of business cycle does the company belong to?

Pre-Arranged Trading Plans (10b5-1 Plans)

Glenmede Policy Recommendation: Generally vote for shareholder proposals calling for certain principles regarding the use of prearranged trading plans (10b5-1 plans) for executives. These principles include:

•	Adoption, amendment, or termination of a 10b5-1 Plan must be disclosed within two business days in a Form 8-K;

•	Amendment or early termination of a 10b5-1 Plan is allowed only under extraordinary circumstances, as determined by the board;

•	Ninety days must elapse between adoption or amendment of a 10b5-1 Plan and initial trading under the plan;

•	Reports on Form 4 must identify transactions made pursuant to a 10b5-1 Plan;

•	An executive may not trade in company stock outside the 10b5-1 Plan.

•	Trades under a 10b5-1 Plan must be handled by a broker who does not handle other securities transactions for the executive.

Prohibit Outside CEOs from Serving on Compensation Committees

Glenmede Policy Recommendation: Generally vote against proposals seeking a policy to prohibit any outside CEO from serving on a company’s compensation committee, unless the company has demonstrated problematic pay practices that raise concerns about the performance and composition of the committee.

Recoupment of Incentive or Stock Compensation in Specified Circumstances

Glenmede Policy Recommendation: Vote case-by-case on proposals to recoup incentive cash or stock compensation made to senior executives if it is later determined that the figures upon which incentive compensation is earned turn out to have been in error, or if the senior executive has breached company policy or has engaged in misconduct that may be significantly detrimental to the company’s financial position or reputation, or if the senior executive failed to manage or monitor risks that subsequently led to significant financial or reputational harm to the company. Many companies have adopted policies that permit recoupment in cases where an executive’s fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation. However, such policies may be narrow given that not all misconduct or negligence may result in significant financial restatements. Misconduct, negligence or lack of sufficient oversight by senior executives may lead to significant financial loss or reputational damage that may have long-lasting impact.

In considering whether to support such shareholder proposals, the following factors will be taken into consideration:

•	If the company has adopted a formal recoupment policy;

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•	The rigor of the recoupment policy focusing on how and under what circumstances the company may recoup incentive or stock compensation;

•	Whether the company has chronic restatement history or material financial problems;

•	Whether the company’s policy substantially addresses the concerns raised by the proponent;

•	Disclosure of recoupment of incentive or stock compensation from senior executives or lack thereof; or

•	Any other relevant factors.

Severance Agreements for Executives/Golden Parachutes

Glenmede Policy Recommendation: Vote for shareholder proposals requiring that golden parachutes or executive severance agreements be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

Vote case-by-case on proposals to ratify or cancel golden parachutes. An acceptable parachute should include, but is not limited to, the following:

•	The triggering mechanism should be beyond the control of management;

•	The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs);

•

Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.

Share Buyback Proposals

Glenmede Policy Recommendation: Generally vote against shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. Vote for the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.

Vote case-by-case on proposals requesting the company exclude the impact of share buybacks from the calculation of incentive program metrics, considering the following factors:

•	The frequency and timing of the company’s share buybacks;

•	The use of per-share metrics in incentive plans;

•	The effect of recent buybacks on incentive metric results and payouts; and

•	Whether there is any indication of metric result manipulation.

Supplemental Executive Retirement Plans (SERPs)

Glenmede Policy Recommendation: Generally vote for shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

Generally vote for shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary or those pay elements covered for the general employee population.

Tax Gross-Up Proposals

Glenmede Policy Recommendation: Generally vote for proposals calling for companies to adopt a policy of not providing tax gross-up payments to executives, except in situations where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.

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Termination of Employment Prior to Severance Payment/Eliminating Accelerated Vesting of Unvested Equity

Glenmede Policy Recommendation: Vote case-by-case on shareholder proposals seeking a policy requiring termination of employment prior to severance payment and/or eliminating accelerated vesting of unvested equity.

The following factors will be considered:

•

The company’s current treatment of equity in change-of-control situations (i.e. is it double triggered, does it allow for the assumption of equity by acquiring company, the treatment of performance shares, etc.);

•	Current employment agreements, including potential poor pay practices such as gross-ups embedded in those agreements.

Generally vote for proposals seeking a policy that prohibits acceleration of the vesting of equity awards to senior executives in the event of a change in control (except for pro rata vesting considering the time elapsed and attainment of any related performance goals between the award date and the change in control).

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6.	Social and Environmental Issues

Global Approach

Socially responsible shareholder resolutions receive a great deal more attention from institutional shareholders today than in the past. While focusing on value enhancement through risk mitigation and exposure to new sustainability-related opportunities, these resolutions also seek standardized reporting on ESG issues, request information regarding an issuer’s adoption of, or adherence to, relevant norms, standards, codes of conduct or universally recognized international initiatives to promote disclosure and transparency. Glenmede Policy generally supports standards-based ESG shareholder proposals that enhance long-term shareholder and stakeholder value while aligning the interests of the company with those of society at large. In particular, the policy will focus on resolutions seeking greater transparency and/or adherence to internationally recognized standards and principles.

Glenmede Policy Recommendation: In determining our vote recommendation on standardized ESG reporting shareholder proposals, we also analyze the following factors:

•	Whether the proposal itself is well framed and reasonable;

•	Whether adoption of the proposal would have either a positive or negative impact on the company’s short-term or long-term share value;

•	The percentage of sales, assets and earnings affected;

•	Whether the company has already responded in some appropriate manner to the request embodied in a proposal;

•	Whether the company’s analysis and voting recommendation to shareholders is persuasive;

•	Whether there are significant controversies, fines, penalties, or litigation associated with the company’s environmental or social practices;

•	What other companies have done in response to the issue addressed in the proposal;

•	Whether implementation of the proposal would achieve the objectives sought in the proposal; and

•	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing.

Animal Welfare

Animal Welfare Policies

Glenmede Policy Recommendation: Generally vote for proposals seeking a report on a company’s animal welfare standards, or animal welfare-related risks, unless:

•	The company has already published a set of animal welfare standards and monitors compliance;

•	The company’s standards are comparable to industry peers; and

•	There are no recent significant fines, litigation, or controversies related to the company’s and/or its suppliers’ treatment of animals.

Animal Testing

Glenmede Policy Recommendation: Generally vote against proposals to phase out the use of animals in product testing, unless:

•	The company is conducting animal testing programs that are unnecessary or not required by regulation;

•	The company is conducting animal testing when suitable alternatives are commonly accepted and used by industry peers; or

•	There are recent, significant fines or litigation related to the company’s treatment of animals.

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Animal Slaughter

Glenmede Policy Recommendation: Generally vote against proposals requesting the implementation of Controlled Atmosphere Killing (CAK) methods at company and/or supplier operations unless such methods are required by legislation or generally accepted as the industry standard.

Vote case-by-case on proposals requesting a report on the feasibility of implementing CAK methods at company and/or supplier operations considering the availability of existing research conducted by the company or industry groups on this topic and any fines or litigation related to current animal processing procedures at the company.

Consumer Issues

Genetically Modified Ingredients

Glenmede Policy Recommendation: Generally vote against proposals requesting that a company voluntarily label genetically engineered (GE) ingredients in its products. The labeling of products with GE ingredients is best left to the appropriate regulatory authorities.

Vote case-by-case on proposals asking for a report on the feasibility of labeling products containing GE ingredients, taking into account:

•	The potential impact of such labeling on the company’s business;

•	The quality of the company’s disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and

•	Company’s current disclosure on the feasibility of GE product labeling.

Generally vote FOR proposals seeking a report on the social, health, and environmental effects of genetically modified organism (GMOs).

Generally vote against proposals to eliminate GE ingredients from the company’s products, or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such decisions are more appropriately made by management with consideration of current regulations.

Reports on Potentially Controversial Business/Financial Practices

Glenmede Policy Recommendation: Vote case-by-case on requests for reports on a company’s potentially controversial business or financial practices or products, taking into account:

•	Whether the company has adequately disclosed mechanisms in place to prevent abuses;

•	Whether the company has adequately disclosed the financial risks of the products/practices in question;

•	Whether the company has been subject to violations of related laws or serious controversies; and

•	Peer companies’ policies/practices in this area.

Consumer Lending

Glenmede Policy Recommendation: Vote case-by-case on requests for reports on the company’s lending guidelines and procedures taking into account:

•	Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices;

•	Whether the company has adequately disclosed the financial risks of the lending products in question;

•	Whether the company has been subject to violations of lending laws or serious lending controversies; and

•	Peer companies’ policies to prevent abusive lending practices.

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Pharmaceutical Pricing, Access to Medicines, Product Reimportation and Health Pandemics

Glenmede Policy Recommendation: Generally vote against proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing practices.

Vote case-by-case on proposals requesting that a company report on its product pricing or access to medicine policies, considering:

•	The potential for reputational, market, and regulatory risk exposure;

•	Existing disclosure of relevant policies;

•	Deviation from established industry norms;

•	Relevant company initiatives to provide research and/or products to disadvantaged consumers;

•	Whether the proposal focuses on specific products or geographic regions;

•	The potential burden and scope of the requested report; and

•	Recent significant controversies, litigation, or fines at the company.

Generally vote for proposals requesting that a company report on the financial and legal impact of its prescription drug reimportation policies unless such information is already publicly disclosed.

Generally vote against proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers.

Health Pandemics

Glenmede Policy Recommendation: Vote case-by-case on requests for reports outlining the impact of health pandemics (such as HIV/AIDS, malaria, tuberculosis, and avian flu) on the company’s operations and how the company is responding to the situation, taking into account:

•	The scope of the company’s operations in the affected/relevant area(s);

•	The company’s existing healthcare policies, including benefits and healthcare access; and

•	Company donations to relevant healthcare providers.

Vote against proposals asking companies to establish, implement, and report on a standard of response to health pandemics (such as HIV/AIDS, malaria, tuberculosis, and avian flu), unless the company has significant operations in the affected markets and has failed to adopt policies and/or procedures to address these issues comparable to those of industry peers.

Product Safety and Toxic/Hazardous Materials

Glenmede Policy Recommendation: Generally vote for proposals requesting that a company report on its policies, initiatives/procedures, and oversight mechanisms related to toxic/hazardous materials or product safety in its supply chain.

Generally vote for resolutions requesting that companies develop a feasibility assessment to phase-out of certain toxic/hazardous materials, or evaluate and disclose the potential financial and legal risks associated with utilizing certain materials.

Generally vote against resolutions requiring that a company reformulate its products.

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Tobacco-Related Proposals

Glenmede Policy Recommendation: Vote case-by-case on resolutions regarding the advertisement of tobacco products, considering:

•	Recent related fines, controversies, or significant litigation;

•	Whether the company complies with relevant laws and regulations on the marketing of tobacco;

•	Whether the company’s advertising restrictions deviate from those of industry peers;

•	Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth; and

•	Whether restrictions on marketing to youth extend to foreign countries.

Vote case-by-case on proposals regarding second-hand smoke, considering;

•	Whether the company complies with all laws and regulations;

•	The degree that voluntary restrictions beyond those mandated by law might hurt the company’s competitiveness; and

•	The risk of any health-related liabilities.

Generally vote against resolutions to cease production of tobacco-related products, to avoid selling products to tobacco companies, to spin-off tobacco-related businesses, or prohibit investment in tobacco equities. Such business decisions are better left to company management or portfolio managers.

Generally vote against proposals regarding tobacco product warnings. Such decisions are better left to public health authorities.

Climate Change

Climate Change/Greenhouse Gas (GHG) Emissions

Climate change has emerged as the most significant environmental threat to the planet to date. Scientists agree that gases released by chemical reactions including the burning of fossil fuels contribute to a “greenhouse effect” that traps the planet’s heat. Environmentalists claim that the greenhouse gases produced by the industrial age have caused recent weather crises such as heat waves, rainstorms, melting glaciers, rising sea levels and receding coastlines. With notable exceptions, business leaders have described the rise and fall of global temperatures as naturally occurring phenomena and depicted corporate impact on climate change as minimal. Shareholder proposals asking a company to issue a report to shareholders, “at reasonable cost and omitting proprietary information,” on greenhouse gas emissions ask that the report include descriptions of efforts within companies to reduce emissions, their financial exposure and potential liability from operations that contribute to global warming, their direct or indirect efforts to promote the view that global warming is not a threat and their goals in reducing these emissions from their operations. Proponents argue that there is scientific proof that the burning of fossil fuels causes global warming, that future legislation may make companies financially liable for their contributions to global warming, and that a report on the company’s role in global warming can be assembled at reasonable cost.

Glenmede Policy Recommendation:

•

Vote for shareholder proposals seeking information on the financial, physical, or regulatory risks it faces related to climate change- on its operations and investments, or on how the company identifies, measures, and manage such risks.

•	Vote for shareholder proposals calling for the reduction of GHG emissions.

•

Vote for shareholder proposals seeking reports on responses to regulatory and public pressures surrounding climate change, and for disclosure of research that aided in setting company policies around climate change.

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•	Vote for shareholder proposals requesting a report/disclosure of goals on GHG emissions from company operations and/or products.

Say on Climate (SoC) Management Proposals

Glenmede Policy Recommendation: Vote case-by-case on management proposals that request shareholders to approve the company’s climate transition action plan[25], taking into account the completeness and rigor of the plan. Information that will be considered where available includes the following:

•	The extent to which the company’s climate related disclosures are in line with TCFD recommendations and meet other market standards;

•	Disclosure of its operational and supply chain GHG emissions (Scopes 1, 2, and 3);

•	The completeness and rigor of company’s short-, medium-, and long-term targets for reducing operational and supply chain GHG emissions (Scopes 1, 2, and 3 if relevant);

•	Whether the company has sought and approved third-party approval that its targets are science-based;

•	Whether the company has made a commitment to be “net zero” for operational and supply chain emissions (Scopes 1, 2, and 3) by 2050;

•	Whether the company discloses a commitment to report on the implementation of its plan in subsequent years;

•	Whether the company’s climate data has received third-party assurance;

•	Disclosure of how the company’s lobbying activities and its capital expenditures align with company strategy;

•	Whether there are specific industry decarbonization challenges; and

•	The company’s related commitment, disclosure, and performance compared to its industry peers.

Say on Climate (SoC) Shareholder Proposals

Glenmede Policy Recommendation: Vote case-by-case on shareholder proposals that request the company to disclose a report providing its GHG emissions levels and reduction targets and/or its upcoming/approved climate transition action plan and provide shareholders the opportunity to express approval or disapproval of its GHG emissions reduction plan, taking into account information such as the following:

•	The completeness and rigor of the company’s climate-related disclosure;

•	The company’s actual GHG emissions performance;

•	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to its GHG emissions; and

•	Whether the proposal’s request is unduly burdensome (scope or timeframe) or overly prescriptive.

Energy Efficiency

Glenmede Policy Recommendation: Generally vote for proposals requesting that a company report on its energy efficiency policies.

Renewable Energy

Glenmede Policy Recommendation: Generally vote for requests for reports on the feasibility of developing renewable energy resources.

Generally vote for proposals requesting that the company invest in renewable energy resources.

[25]	Variations of this request also include climate transition related ambitions, or commitment to reporting on the implementation of a climate plan.

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Diversity

Board Diversity

Glenmede Policy Recommendation: Generally vote for requests for reports on a company’s efforts to diversify the board, unless:

•	The gender and racial minority representation of the company’s board is reasonably inclusive in relation to companies of similar size and business; and

•	The board already reports on its nominating procedures and gender and racial minority initiatives on the board and within the company.

Generally vote for shareholder proposals that ask the company to take reasonable steps to increase the levels of underrepresented gender identities and racial minorities on the board.

Equality of Opportunity

Glenmede Policy Recommendation: Generally vote for proposals requesting a company disclose its diversity policies or initiatives, or proposals requesting disclosure of a company’s comprehensive workforce diversity data, including requests for EEO-1 data.

Generally vote for proposals seeking information on the diversity efforts of suppliers and service providers.

Gender Identity, Sexual Orientation, and Domestic Partner Benefits

Glenmede Policy Recommendation: Generally vote for proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would be unduly burdensome.

Generally vote for proposals to extend company benefits to domestic partners.

Gender, Race/Ethnicity Pay Gap

Glenmede Policy Recommendation: Vote case-by-case on requests for reports on a company’s pay data by gender or race/ethnicity or a report on a company’s policies and goals to reduce any gender or race/ethnicity pay gaps, taking into account:

•	The company’s current policies and disclosure related to both its diversity and inclusion policies and practices and its compensation philosophy and fair and equitable compensation practices;

•	Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to gender, race, or ethnicity pay gap issues;

•	The company’s disclosure regarding gender, race, or ethnicity pay gap policies or initiatives compared to its industry peers; and

•	Local laws regarding categorization of race and/or ethnicity and definitions of ethnic and/or racial minorities.

Racial Equity and/or Civil Rights Audits

Glenmede Policy Recommendation: Generally vote for proposals requesting that a company conduct an independent racial equity and/or civil rights audit, considering company disclosures, policies, actions, and engagements.

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Environment and Sustainability

Facility and Workplace Safety

Glenmede Policy Recommendation: Vote case-by-case on resolutions requesting that a company report on safety and/or security risks associated with its operations and/or facilities, considering:

•	The company’s compliance with applicable regulations and guidelines;

•	The company’s current level of disclosure regarding its security and safety policies, procedures, and compliance monitoring; and

•	The existence of recent, significant violations, fines, or controversy regarding the safety and security of the company’s operations and/or facilities.

Hydraulic Fracturing

Glenmede Policy Recommendation: Generally vote for proposals requesting greater disclosure of a company’s (natural gas) hydraulic fracturing operations, including measures the company has taken to manage and mitigate the potential community and environmental impacts of those operations.

Operations in Protected Areas

Glenmede Policy Recommendation: Generally vote for requests for reports on potential environmental damage as a result of company operations in protected regions, unless:

•	Operations in the specified regions are not permitted by current laws or regulations;

•	The company does not currently have operations or plans to develop operations in these protected regions; or

•	The company’s disclosure of its operations and environmental policies in these regions is comparable to industry peers.

Recycling

Glenmede Policy Recommendation: Vote FOR proposals to adopt a comprehensive recycling strategy, taking into account:

•	The nature of the company’s business;

•	The current level of disclosure of the company’s existing related programs;

•	The timetable and methods of program implementation prescribed by the proposal;

•	The company’s ability to address the issues raised in the proposal; and

•	How the company’s recycling programs compare to similar programs of its industry peers.

Sustainability Reporting

The concept of sustainability is commonly understood as meeting the needs of the present generation without compromising the ability of future generations to meet their own needs. Indeed, the term sustainability is complex and poses significant challenges for companies on many levels. Many in the investment community have termed this broader responsibility the “triple bottom line,” referring to the triad of performance goals related to economic prosperity, social responsibility and environmental quality. In essence, the concept requires companies to balance the needs and interests of their various stakeholders while operating in a manner that sustains business growth for the long-term, supports local communities and protects the environment and natural capital for future generations.

Shareholders may request general environmental reports or reports on a specific location/operation, often requesting that the company detail the environmental risks and potential liabilities of a specific project. Companies have begun to report on environmental and sustainability issues using the Global Reporting Initiative (GRI) standards. The GRI was established in 1997 with the mission of developing globally applicable guidelines for reporting on economic, environmental, and social performance. The GRI was developed by the Coalition for

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Environmentally Responsible Economies (CERES) in partnership with the United Nations Environment Programme (UNEP).

Glenmede Policy Recommendation:

•	Vote for shareholder proposals seeking greater disclosure on the company’s environmental and social practices, and/or associated risks and liabilities.

•	Vote for shareholder proposals asking companies to report in accordance with the Global Reporting Initiative (GRI).

•	Vote for shareholder proposals to prepare a sustainability report.

Water Issues

Glenmede Policy Recommendation: Generally vote for on proposals requesting a company to report on, or to adopt a new policy on, water-related risks and concerns, taking into account:

•	The company’s current disclosure of relevant policies, initiatives, oversight mechanisms, and water usage metrics;

•	Whether or not the company’s existing water-related policies and practices are consistent with relevant internationally recognized standards and national/local regulations;

•	The potential financial impact or risk to the company associated with water-related concerns or issues; and

•	Recent, significant company controversies, fines, or litigation regarding water use by the company and its suppliers.

Equator Principles

The Equator Principles are the financial industry’s benchmark for determining, assessing and managing social and environmental risk in project financing. First launched in June 2003, the Principles were ultimately adopted by over forty financial institutions over a three-year implementation period. Since its adoption, the Principles have undergone a number of revisions, expanding the use of performance standards and signatory banks’ banks’ commitments to social responsibility, including human rights, climate change, and transparency. The fourth iteration of the Principles was launched in November 2019, incorporating amendments and new commitment to human rights, climate change, Indigenous Peoples and biodiversity related topics. Financial institutions adopt these principles to ensure that the projects they finance are developed in a socially responsible manner and reflect sound environmental management practices. As of 2019, 101 financial institutions have officially adopted the Equator Principles.

Glenmede Policy Recommendation: Vote for shareholder proposals to study or implement the Equator Principles.

General Corporate Issues

Charitable Contributions

Glenmede Policy Recommendation: Vote against proposals restricting a company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which, and if, contributions are in the best interests of the company.

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Data Security, Privacy, and Internet Issues

Glenmede Policy Recommendation: Vote case-by-case on proposals requesting the disclosure or implementation of data security, privacy, or information access and management policies and procedures, considering:

•	The level of disclosure of company policies and procedures relating to data security, privacy, freedom of speech, information access and management, and Internet censorship;

•	Engagement in dialogue with governments or relevant groups with respect to data security, privacy, or the free flow of information on the Internet;

•	The scope of business involvement and of investment in countries whose governments censor or monitor the Internet and other telecommunications;

•	Applicable market-specific laws or regulations that may be imposed on the company; and

•	Controversies, fines, or litigation related to data security, privacy, freedom of speech, or Internet censorship.

Environmental, Social, and Governance (ESG) Compensation-Related Proposals

Glenmede Policy Recommendation: Generally vote for proposals to link, or report on linking, executive compensation to environmental and social criteria (such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, or predatory lending).

Human Rights, Labor Issues, and International Operations

Investors, international human rights groups, and labor advocacy groups have long been making attempts to safeguard worker rights in the international marketplace. In instances where companies themselves operate factories in developing countries for example, these advocates have asked that the companies adopt global corporate human rights standards that guarantee sustainable wages and safe working conditions for their workers abroad. Companies that contract out portions of their manufacturing operations to foreign companies have been asked to ensure that the products they receive from those contractors have not been made using forced labor, child labor, or sweatshop labor. These companies are asked to adopt formal vendor standards that, among other things, include monitoring or auditing mechanism. Globalization, relocation of production overseas, and widespread use of subcontractors and vendors, often make it difficult to obtain a complete picture of a company’s labor practices in global markets. Many Investors believe that companies would benefit from adopting a human rights policy based on the Universal Declaration of Human Rights and the International Labor Organization’s Core Labor Standards. Efforts that seek greater disclosure on a company’s labor practices and that seek to establish minimum standards for a company’s operations will be supported. In addition, requests for independent monitoring of overseas operations will be supported.

The Glenmede Policy generally supports proposals that call for the adoption and/or enforcement of principles or codes relating to countries in which there are systematic violations of human rights; such as the use of slave, child, or prison labor; a government that is illegitimate; or there is a call by human rights advocates, pro-democracy organizations, or legitimately-elected representatives for economic sanctions. The use of child, sweatshop, or forced labor is unethical and can damage corporate reputations. Poor labor practices can lead to litigation against the company, which can be costly and time consuming.

Human Rights Proposals

Glenmede Policy Recommendation:

•	Generally vote for proposals requesting a report on company or company supplier labor and/or human rights standards and policies.

•	Vote for shareholder proposals to implement human rights standards and workplace codes of conduct.

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•	Vote for shareholder proposals calling for the implementation and reporting on ILO codes of conduct, SA 8000 Standards, or the Global Sullivan Principles.

•	Vote for shareholder proposals that call for the adoption and/or enforcement of principles or codes relating to countries in which there are systematic violations of human rights.

•

Vote for shareholder proposals that call for independent monitoring programs in conjunction with local and respected religious and human rights groups to monitor supplier and licensee compliance with codes.

•

Vote for shareholder proposals that seek publication of a “Code of Conduct” to the company’s foreign suppliers and licensees, requiring they satisfy all applicable standards and laws protecting employees’ wages, benefits, working conditions, freedom of association, and other rights.

•

Vote for shareholder proposals seeking reports on, or the adoption of, vendor standards including: reporting on incentives to encourage suppliers to raise standards rather than terminate contracts and providing public disclosure of contract supplier reviews on a regular basis.

•

Vote for shareholder proposals to adopt labor standards for foreign and domestic suppliers to ensure that the company will not do business with foreign suppliers that manufacture products for sale using forced labor, child labor, or that fail to comply with applicable laws protecting employee’s wages and working conditions.

•	Vote for proposals requesting that a company conduct an assessment of the human rights risks in its operations or in its supply chain, or report on its human rights risk assessment process.

Mandatory Arbitration

Glenmede Policy Recommendation: Vote case-by-case on requests for a report on a company’s use of mandatory arbitration on employment-related claims, taking into account:

•	The company’s current policies and practices related to the use of mandatory arbitration agreements on workplace claims;

•	Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to the use of mandatory arbitration agreements on workplace claims; and

•	The company’s disclosure of its policies and practices related to the use of mandatory arbitration agreements compared to its peers.

MacBride Principles

These resolutions have called for the adoption of the MacBride Principles for operations located in Northern Ireland. They request companies operating abroad to support the equal employment opportunity policies that apply in facilities they operate domestically. The principles were established to address the sectarian hiring problems between Protestants and Catholics in Northern Ireland. It is well documented that Northern Ireland’s Catholic community faced much higher unemployment figures than the Protestant community. In response to this problem, the U.K. government instituted the New Fair Employment Act of 1989 (and subsequent amendments) to address the sectarian hiring problems.

Many companies believe that the Act adequately addresses the problems and that further action, including adoption of the MacBride Principles, only duplicates the efforts already underway. In evaluating a proposal to adopt the MacBride Principles, shareholders must decide whether the principles will cause companies to divest, and therefore worsen the unemployment problem, or whether the principles will promote equal hiring practices. Proponents believe that the Fair Employment Act does not sufficiently address the sectarian hiring problems. They argue that the MacBride Principles serve to stabilize the situation and promote further investment.

Glenmede Policy Recommendation: Support the MacBride Principles for operations in Northern Ireland that request companies to abide by equal employment opportunity policies.

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Community Social and Environmental Impact Assessments

Glenmede Policy Recommendation: Generally vote for requests for reports outlining policies and/or the potential (community) social and/or environmental impact of company operations considering:

•	Current disclosure of applicable policies and risk assessment report(s) and risk management procedures;

•

The impact of regulatory non-compliance, litigation, remediation, or reputational loss that may be associated with failure to manage the company’s operations in question, including the management of relevant community and stakeholder relations;

•	The nature, purpose, and scope of the company’s operations in the specific region(s);

•	The degree to which company policies and procedures are consistent with industry norms; and

•	Scope of the resolution.

Operations in High Risk Markets

Glenmede Policy Recommendation: Vote case-by-case on requests for a report on a company’s potential financial and reputational risks associated with operations in “high-risk” markets, such as a terrorism-sponsoring state or politically/socially unstable region, taking into account:

•	The nature, purpose, and scope of the operations and business involved that could be affected by social or political disruption;

•	Current disclosure of applicable risk assessment(s) and risk management procedures;

•	Compliance with U.S. sanctions and laws;

•	Consideration of other international policies, standards, and laws; and

•	Whether the company has been recently involved in recent, significant controversies, fines or litigation related to its operations in “high-risk” markets.

Outsourcing/Offshoring

Glenmede Policy Recommendation: Vote case-by-case on proposals calling for companies to report on the risks associated with outsourcing/plant closures, considering:

•	Controversies surrounding operations in the relevant market(s);

•	The value of the requested report to shareholders;

•	The company’s current level of disclosure of relevant information on outsourcing and plant closure procedures; and

•	The company’s existing human rights standards relative to industry peers.

Sexual Harassment

Glenmede Policy Recommendation: Vote case-by-case on requests for a report on company actions taken to strengthen policies and oversight to prevent workplace sexual harassment, or a report on risks posed by a company’s failure to prevent workplace sexual harassment, taking into account:

•	The company’s current policies, practices, oversight mechanisms related to preventing workplace sexual harassment;

•	Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to workplace sexual harassment issues; and

•	The company’s disclosure regarding workplace sexual harassment policies or initiatives compared to its industry peers.

Weapons and Military Sales

Glenmede Policy Recommendation: Vote against reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

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Generally vote against proposals asking a company to cease production or report on the risks associated with the use of depleted uranium munitions or nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Such contracts are monitored by government agencies, serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company’s business.

Political Activities

Lobbying

Glenmede Policy Recommendation: Vote case-by-case on proposals requesting information on a company’s lobbying (including direct, indirect, and grassroots lobbying) activities, policies, or procedures, considering:

•	The company’s current disclosure of relevant lobbying policies, and management and board oversight;

•	The company’s disclosure regarding trade associations or other groups that it supports, or is a member of, that engage in lobbying activities; and

•	Recent significant controversies, fines, or litigation regarding the company’s lobbying-related activities.

Political Contributions

Glenmede Policy Recommendation: Generally vote for proposals requesting greater disclosure of a company’s political contributions and trade association spending policies and activities, considering:

•	The company’s policies, and management and board oversight related to its direct political contributions and payments to trade associations or other groups that may be used for political purposes;

•	The company’s disclosure regarding its support of, and participation in, trade associations or other groups that may make political contributions; and

•	Recent significant controversies, fines, or litigation related to the company’s political contributions or political activities.

Vote against proposals barring a company from making political contributions. Businesses are affected by legislation at the federal, state, and local level; barring political contributions can put the company at a competitive disadvantage.

Vote against proposals to publish in newspapers and other media a company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

Political Expenditures and Lobbying Congruency

Glenmede Policy Recommendation: Generally vote for proposals requesting greater disclosure of a company’s alignment of political contributions, lobbying, and electioneering spending with a company’s publicly stated values and policies, unless the terms of the proposal are unduly restrictive. Additionally, Glenmede Policy will consider whether:

•

The company’s policies, management, board oversight, governance processes, and level of disclosure related to direct political contributions, lobbying activities, and payments to trade associations, political action committees, or other groups that may be used for political purposes;

•

The company’s disclosure regarding: the reasons for its support of candidates for public offices; the reasons for support of and participation in trade associations or other groups that may make political contributions; and other political activities;

•	Any incongruencies identified between a company’s direct and indirect political expenditures and its publicly stated values and priorities;

•	Recent significant controversies related to the company’s direct and indirect lobbying, political contributions, or political activities.

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Political Ties

Glenmede Policy Recommendation: Generally vote against proposals asking a company to affirm political nonpartisanship in the workplace, so long as:

•	There are no recent, significant controversies, fines, or litigation regarding the company’s political contributions or trade association spending; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibit coercion.

Vote against proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

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7.	Mutual Fund Proxies

Election of Directors

Glenmede Policy Recommendation: Vote case-by-case on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.

Closed End Funds- Unilateral Opt-In to Control Share Acquisition Statutes

Glenmede Policy Recommendation: For closed-end management investment companies (CEFs), vote against or withhold from nominating/governance committee members (or other directors on a case-by-case basis) at CEFs that have not provided a compelling rationale for opting-in to a Control Share Acquisition statute, nor submitted a by-law amendment to a shareholder vote.

Converting Closed-end Fund to Open-end Fund

Glenmede Policy Recommendation: Vote case-by-case on conversion proposals, considering the following factors:

•	Past performance as a closed-end fund;

•	Market in which the fund invests;

•	Measures taken by the board to address the discount; and

•	Past shareholder activism, board activity, and votes on related proposals.

Proxy Contests

Glenmede Policy Recommendation: Vote case-by-case on proxy contests, considering the following factors:

•	Past performance relative to its peers;

•	Market in which fund invests;

•	Measures taken by the board to address the issues;

•	Past shareholder activism, board activity, and votes on related proposals;

•	Strategy of the incumbents versus the dissidents;

•	Independence of directors;

•	Experience and skills of director candidates;

•	Governance profile of the company;

•	Evidence of management entrenchment.

Investment Advisory Agreements

Glenmede Policy Recommendation: Vote case-by-case on investment advisory agreements, considering the following factors:

•	Proposed and current fee schedules;

•	Fund category/investment objective;

•	Performance benchmarks;

•	Share price performance as compared with peers;

•	Resulting fees relative to peers;

•	Assignments (where the advisor undergoes a change of control).

Approving New Classes or Series of Shares

Glenmede Policy Recommendation: Vote for the establishment of new classes or series of shares.

Preferred Stock Proposals

Glenmede Policy Recommendation: Vote case-by-case on the authorization for or increase in preferred shares, considering the following factors:

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•	Stated specific financing purpose;

•	Possible dilution for common shares;

•	Whether the shares can be used for antitakeover purposes.

1940 Act Policies

Glenmede Policy Recommendation: Vote case-by-case on policies under the Investment Advisor Act of 1940, considering the following factors:

•	Potential competitiveness;

•	Regulatory developments;

•	Current and potential returns; and

•	Current and potential risk.

Generally vote for these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.

Changing a Fundamental Restriction to a Nonfundamental Restriction

Glenmede Policy Recommendation: Vote case-by-case on proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:

•	The fund’s target investments;

•	The reasons given by the fund for the change; and

•	The projected impact of the change on the portfolio.

Change Fundamental Investment Objective to Nonfundamental

Glenmede Policy Recommendation: Vote against proposals to change a fund’s fundamental investment objective to non-fundamental.

Name Change Proposals

Glenmede Policy Recommendation: Vote case-by-case on name change proposals, considering the following factors:

•	Political/economic changes in the target market;

•	Consolidation in the target market; and

•	Current asset composition.

Change in Fund’s Subclassification

Glenmede Policy Recommendation: Vote case-by-case on changes in a fund’s sub-classification, considering the following factors:

•	Potential competitiveness;

•	Current and potential returns;

•	Risk of concentration;

•	Consolidation in target industry.

Business Development Companies—Authorization to Sell Shares of Common Stock at a Price below Net Asset Value

Glenmede Policy Recommendation: Vote for proposals authorizing the board to issue shares below Net Asset Value (NAV) if:

•

The proposal to allow share issuances below NAV has an expiration date no more than one year from the date shareholders approve the underlying proposal, as required under the Investment Company Act of 1940;

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•

The sale is deemed to be in the best interests of shareholders by (1) a majority of the company’s independent directors and (2) a majority of the company’s directors who have no financial interest in the issuance; and

•	The company has demonstrated responsible past use of share issuances by either:

•	Outperforming peers in its 8-digit GICS group as measured by one- and three-year median TSRs; or

•	Providing disclosure that its past share issuances were priced at levels that resulted in only small or moderate discounts to NAV and economic dilution to existing non-participating shareholders.

Disposition of Assets/Termination/Liquidation

Glenmede Policy Recommendation: Vote case-by-case on proposals to dispose of assets, to terminate or liquidate, considering the following factors:

•	Strategies employed to salvage the company;

•	The fund’s past performance;

•	The terms of the liquidation.

Changes to the Charter Document

Glenmede Policy Recommendation: Vote case-by-case on changes to the charter document, considering the following factors:

•	The degree of change implied by the proposal;

•	The efficiencies that could result;

•	The state of incorporation;

•	Regulatory standards and implications.

Vote against any of the following changes:

•	Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series;

•	Removal of shareholder approval requirement for amendments to the new declaration of trust;

•

Removal of shareholder approval requirement to amend the fund’s management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act;

•	Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund’s shares;

•	Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements;

•	Removal of shareholder approval requirement to change the domicile of the fund.

Changing the Domicile of a Fund

Glenmede Policy Recommendation: Vote case-by-case on re-incorporations, considering the following factors:

•	Regulations of both states;

•	Required fundamental policies of both states;

•	The increased flexibility available.

Authorizing the Board to Hire and Terminate Subadvisers Without Shareholder Approval

Glenmede Policy Recommendation: Vote against proposals authorizing the board to hire or terminate subadvisers without shareholder approval if the investment adviser currently employs only one subadviser.

Distribution Agreements

Glenmede Policy Recommendation: Vote case-by-case on distribution agreement proposals, considering the following factors:
•	Fees charged to comparably sized funds with similar objectives;

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•	The proposed distributor’s reputation and past performance;

•	The competitiveness of the fund in the industry;

•	The terms of the agreement.

Master-Feeder Structure

Glenmede Policy Recommendation: Vote for the establishment of a master-feeder structure.

Mergers

Glenmede Policy Recommendation: Vote case-by-case on merger proposals, considering the following factors:

•	Resulting fee structure;

•	Performance of both funds;

•	Continuity of management personnel;

•	Changes in corporate governance and their impact on shareholder rights.

Shareholder Proposals for Mutual Funds

Establish Director Ownership Requirement

Glenmede Policy Recommendation: Generally vote against shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Reimburse Shareholder for Expenses Incurred

Glenmede Policy Recommendation: Vote case-by-case on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote for the reimbursement of the proxy solicitation expenses.

Terminate the Investment Advisor

Glenmede Policy Recommendation: Vote case-by-case on proposals to terminate the investment advisor, considering the following factors:

•	Performance of the fund’s Net Asset Value (NAV);

•	The fund’s history of shareholder relations;

•	The performance of other funds under the advisor’s management.

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8.	Foreign Private Issuers Listed on U.S. Exchanges

Glenmede Policy Recommendation: Vote against (or withhold from) non-independent director nominees at companies which fail to meet the following criteria: a majority-independent board, and the presence of an audit, a compensation, and a nomination committee, each of which is entirely composed of independent directors.

Where the design and disclosure levels of equity compensation plans are comparable to those seen at U.S. companies, U.S. compensation policy will be used to evaluate the compensation plan proposals. Otherwise, they, and all other voting items, will be evaluated using the relevant regional or market approach under the Glenmede Policy proxy voting guidelines.

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THE GLENMEDE FUND, INC.

PART C. OTHER INFORMATION

Item 28.	Exhibits

(a)	(1)	Articles of Amendment and Restatement, dated October 12, 1988, are incorporated herein by reference to Exhibit 1(a) of Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the Securities and Exchange Commission (“SEC”) on December 29, 1995 (“Post-Effective Amendment No. 17”).

	(2)	Articles Supplementary, dated August 16, 1989, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(b) of Post-Effective Amendment No. 17.

	(3)	Articles Supplementary, dated February 28, 1991, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(c) of Post-Effective Amendment No. 17.

	(4)	Articles Supplementary, dated March 3, 1992, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(d) of Post-Effective Amendment No. 17.

	(5)	Articles Supplementary, dated June 2, 1992, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(e) of Post-Effective Amendment No. 17.

	(6)	Articles Supplementary, dated September 30, 1994, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(f) of Post-Effective Amendment No. 17.

	(7)	Articles Supplementary, dated December 30, 1994, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(g) of Post-Effective Amendment No. 17.

	(8)	Articles of Amendment, dated February 26, 1997, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(h) of Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) as filed with the SEC on June 6, 1997 (“Post-Effective Amendment No. 21”).

	(9)	Articles Supplementary, dated September 22, 1997, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(i) of Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on October 31, 1997 (“Post-Effective Amendment No. 24”).

	(10)	Articles of Amendment, dated September 22, 1997, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(i) of Post-Effective Amendment No. 24.

	(11)	Articles of Amendment, dated September 22, 1997, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(k) of Post-Effective Amendment No. 24.

	(12)	Articles Supplementary, dated September 25, 1997, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(l) of Post-Effective Amendment No. 24.

	(13)	Articles of Amendment, dated December 22, 1997, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(m) of Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on March 2, 1998 (“Post-Effective Amendment No. 26”).

(14)	Articles Supplementary, dated December 22, 1997, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(n) of Post-Effective Amendment No. 26.

(15)	Articles of Amendment, dated August 18, 1998, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(15) of Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on December 23, 1998 (“Post-Effective Amendment No. 27”).

(16)	Articles Supplementary, dated October 11, 1999, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(16) of Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on October 15, 1999 (“Post-Effective Amendment No. 29”).

(17)	Articles Supplementary, dated December 13, 1999, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(17) of Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on December 15, 1999 (“Post-Effective Amendment No. 30”).

(18)	Articles of Amendment, dated February 1, 2000, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(18) of Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on February 28, 2000 (“Post-Effective Amendment No. 31”).

(19)	Articles Supplementary, dated September 25, 2001, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(19) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on November 29, 2001 (“Post-Effective Amendment No. 33”).

(20)	Articles Supplementary dated, March 18, 2002, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(20) of Post-Effective Amendment No. 35 to Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on February 27, 2003 (“Post-Effective Amendment No. 35”).

(21)	Articles of Amendment, dated March 18, 2002, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(21) of Post-Effective Amendment No. 35.

(22)	Articles Supplementary, dated July 30, 2002, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(22) of Post-Effective Amendment No. 35.

(23)	Articles Supplementary, dated December 10, 2003, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(23) of Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on December 12, 2003 (“Post-Effective Amendment No. 36”).

(24)	Articles Supplementary, dated December 8, 2004, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(24) of Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on February 25, 2005 (“Post-Effective Amendment No. 39”).

(25)	Articles Supplementary, dated February 7, 2005, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(25) of Post-Effective Amendment No. 39.

(26)	Articles of Amendment, dated February 7, 2005, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(26) of Post-Effective Amendment No. 39.

(27)	Articles of Amendment, dated June 14, 2005, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(27) of Post-Effective Amendment No. 40 of the Registrant’s Registration Statement on Form N-1A (Nos.33-22884/811-5577) filed with the SEC on December 15, 2005 (“Post-Effective Amendment No. 40”).

(28)	Articles Supplementary, dated June 15, 2006, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(28) of Post-Effective Amendment No. 42 of the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on June 29, 2006 (“Post-Effective Amendment No. 42”).

(29)	Articles Supplementary, dated September 11, 2006, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(29) of Post-Effective Amendment No. 43 of the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on September 28, 2006 (“Post-Effective Amendment No. 43”).

(30)	Articles Supplementary, dated January 12, 2007, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(30) of Post-Effective Amendment No. 44 of the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on February 23, 2007 (“Post-Effective Amendment No. 44”).

(31)	Articles Supplementary, dated July 24, 2007, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(31) of Post-Effective Amendment No. 45 of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on February 28, 2008 (“Post-Effective Amendment No. 45”).

(32)	Articles of Amendment, dated September 17, 2007, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(32) of Post-Effective Amendment No. 45.

(33)	Articles Supplementary, dated December 28, 2007, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(33) of Post-Effective Amendment No. 45.

(34)	Articles Supplementary, dated March 3, 2008 to the Articles of Incorporation are incorporated herein by reference to Exhibit (a)(34) of Post-Effective Amendment No. 46 of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on February 27, 2009 (“Post-Effective Amendment No. 46”).

(35)	Articles Supplementary, dated April 14, 2010, to the Articles of Incorporation are incorporated herein by reference to Exhibit (a)(35) of Post-Effective Amendment No. 50 of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on June 30, 2010 (“Post-Effective Amendment No. 50”).

(36)	Articles Supplementary, dated December 15, 2010, to the Articles of Incorporation are incorporated herein by reference to Exhibit (a)(36) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 52 filed with the SEC on December 29, 2010 (“Post-Effective Amendment No. 52”).

(37)	Articles Supplementary, dated June 3, 2011, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(37) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 55 filed with the SEC on February 24, 2012 (“Post-Effective Amendment No. 55”).

(38)	Articles Supplementary, dated June 27, 2012, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(38) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 58 filed with the SEC on September 28, 2012 (“Post-Effective Amendment No. 58”).

(39)	Articles Supplementary, dated June 5, 2013, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(39) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 62 filed with the SEC on February 28, 2014 (“Post-Effective Amendment No. 62”).

(40)	Articles of Amendment, dated February 12, 2014, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(40) of Post-Effective Amendment No. 62.

(41)	Articles Supplementary, dated June 12, 2014, to Articles of Incorporation, are incorporated herein by reference to Exhibit (a)(41) of Post-Effective Amendment No. 64 filed with the SEC on July 18, 2014 (“Post-Effective Amendment No. 64”).

(42)	Articles Supplementary, dated August 7, 2014, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(42) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 65 filed with the SEC on September 30, 2014 (“Post-Effective Amendment No. 65”).

(43)	Articles Supplementary, dated September 17, 2014, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(43) of Post-Effective Amendment No. 65.

(44)	Articles Supplementary, dated April 21, 2015, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(44) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 75 filed with the SEC on May 1, 2015 (“Post-Effective Amendment No. 75”).

(45)	Articles of Amendment, dated April 21, 2015, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(45) of Post-Effective Amendment No. 75.

(46)	Articles Supplementary, dated June 11, 2015, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(46) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 76 filed with the SEC on June 25, 2015 (“Post-Effective Amendment No. 76”).

(47)	Articles Supplementary, dated September 10, 2015, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(47) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 78 filed with the SEC on October 8, 2015 (“Post-Effective Amendment No. 78”).

(48)	Articles Supplementary, dated December 23, 2015, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(48) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 79 filed with the SEC on December 22, 2015 (“Post-Effective Amendment No. 79”).

(49)	Articles Supplementary, dated March 28, 2016, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(49) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 83 filed with the SEC on April 15, 2016 (“Post-Effective Amendment No. 83”).

(50)	Articles Supplementary, dated June 16, 2016, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(50) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 86 filed with the SEC on July 14, 2016 (“Post-Effective Amendment No. 86”).

(51)	Articles of Amendment, dated June 16, 2016, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(51) of Post-Effective Amendment No. 86.

(52)	Articles Supplementary, dated September 20, 2016, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(52) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 89 filed with the SEC on October 7, 2016 (“Post-Effective Amendment No. 89”).

(53)	Articles Supplementary, dated December 15, 2016, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(53) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 90 filed with the SEC on December 21, 2016 (“Post-Effective Amendment No. 90”).

(54)	Articles of Amendment, dated February 28 2017, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(54) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 95 filed with the SEC on May 5, 2017 (“Post-Effective Amendment No. 95”).

(55)	Articles Supplementary, dated June 15, 2017, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(55) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 97 filed with the SEC on August 30, 2017 (“Post-Effective Amendment No. 97”).

(56)	Articles Supplementary, dated December 14, 2017, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(56) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 100 filed with the SEC on February 28, 2018 (“Post-Effective Amendment No. 100”).

(57)	Articles of Amendment, dated December 14, 2017, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(57) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 102 filed with the SEC on October 5, 2018 (“Post-Effective Amendment No. 102”).

(58)	Article Supplementary, dated September 18, 2018, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(58) of Post-Effective Amendment No. 102.

(59)	Articles of Amendment, dated December 13, 2018, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(59) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 105 filed with the SEC on February 14, 2019 (“Post-Effective Amendment No. 105”).

(60)	Articles Supplementary, dated December 13, 2018, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(60) of Post-Effective Amendment No. 105.

	(61)	Articles of Amendment, dated March 10, 2020, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(61) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A ((Nos. 33-22884/811-05577) No. 111 filed with the SEC on February 26, 2021 (“Post-Effective Amendment No. 111”).

	(62)	Articles Supplementary, dated September 10, 2020, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(62) of Post-Effective Amendment No. 111.

	(63)	Articles Supplementary, dated October 13, 2021, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(63) of Post-Effective Amendment No. 112.

	(64)	Articles of Amendment dated March 9, 2022, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(64) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 113 filed with the SEC on December 28, 2022 (“Post-Effective Amendment No. 113”).

	(65)	Form of Articles Supplementary, dated April [ ], 2023, to Articles of Incorporation are filed herewith.

(b)	(1)	By-Laws of Registrant as amended on March 9, 2022, are incorporated herein by reference to Exhibit (b)(1) of Post-Effective Amendment No. 113.

(c)		See: Article Fifth, Articles of Amendment and Restatement, dated October 12, 1988, which are incorporated herein by reference to Exhibit 1(a) of Post-Effective Amendment No. 17; Articles Supplementary, dated August 16, 1989, to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(b) of Post-Effective Amendment No. 17; Articles Supplementary, dated February 28, 1991, to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(c) of Post-Effective Amendment No. 17; Articles Supplementary dated March 3, 1992 to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(d) of Post-Effective Amendment No. 17; Articles Supplementary dated June 2, 1992 to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(e) of Post-Effective Amendment No. 17; Articles Supplementary, dated September 30, 1994, to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(f) of Post-Effective Amendment No. 17; Articles Supplementary, dated December 30, 1994, to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(g) of Post-Effective Amendment No. 17; Articles Supplementary, dated September 22, 1997, to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(i) of Post-Effective Amendment No. 24; Articles Supplementary, dated September 25, 1997, to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(l) of Post-Effective Amendment No. 24; Articles Supplementary, dated December 22, 1997, to Articles of Incorporation which are incorporated herein by reference as Exhibit 1(n) of Post-Effective Amendment No. 26; Articles Supplementary, dated October 11, 1999, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(16) of Post-Effective Amendment No. 29; Articles Supplementary, dated December 13, 1999, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(17) of Post-Effective Amendment No. 30; Articles Supplementary, dated September 25, 2001, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(19) of Post-Effective Amendment No. 33; Articles Supplementary, dated March 18, 2002, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(20) of Post-Effective Amendment No. 35; Articles Supplementary, dated July 30, 2002, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(22) of Post-Effective Amendment No. 35; Articles Supplementary, dated December 10, 2003, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(23) of Post-Effective Amendment No. 36;

Articles Supplementary, dated December 8, 2004, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(24) of Post-Effective Amendment No. 39; Articles Supplementary, dated February 7, 2005, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(25) of Post-Effective Amendment No. 39; Articles Supplementary, dated June 15, 2006, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(28) of Post-Effective Amendment No. 42; Articles Supplementary, dated September 11, 2006, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(29) of Post-Effective Amendment No. 43; Articles Supplementary, dated January 12, 2007 to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(30) of Post-Effective Amendment No. 44; Articles Supplementary, dated July 24, 2007, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(31) of Post-Effective Amendment No. 45; Articles of Amendment, dated September 17, 2007, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(32) of Post-Effective Amendment No. 45; Articles Supplementary, dated December 28, 2007 to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(33) to Post-Effective Amendment No. 45; Articles Supplementary, dated March 3, 2008 to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(34) to Post-Effective Amendment No. 46; Articles Supplementary, dated April 14, 2010, which are incorporated herein by reference to Exhibit (a)(35) to Post-Effective Amendment No. 50; Articles Supplementary, dated December 15, 2010, which are incorporated by reference to Exhibit (a)(36) to Post-Effective Amendment No. 52; Articles Supplementary to Articles of Incorporation, dated June 3, 2011, which are incorporated by reference to Exhibit (a)(37) to Post-Effective Amendment No. 55; Articles Supplementary to Articles of Incorporation, dated June 27, 2012, which are incorporated by reference to Exhibit (a)(38) to Post-Effective Amendment No. 58; Articles Supplementary to Articles of Incorporation, dated June 5, 2013, which are incorporated by reference to Exhibit (a)(39) to Post-Effective Amendment No. 62; Articles Supplementary to Articles of Incorporation, dated June 12, 2014, which are incorporated by reference to Exhibit (a)(41) to Post-Effective Amendment No. 64; Articles Supplementary to Articles of Incorporation, dated August 7, 2014, which are incorporated by reference to Exhibit (a)(42) to Post-Effective Amendment No. 65; Articles Supplementary to Articles of Incorporation, dated September 17, 2014, which are incorporated by reference to Exhibit (a)(43) to Post-Effective Amendment No. 65; Articles Supplementary to Articles of Incorporation, dated April 21, 2015, which are incorporated by reference to Exhibit (a)(44) of Post-Effective Amendment No. 75; Articles Supplementary to Articles of Incorporation, dated June 11, 2015, which are incorporated by reference to Exhibit (a)(46) of Post-Effective Amendment No. 76; Articles Supplementary to Articles of Incorporation, dated September 10, 2015, which are incorporated by reference to Exhibit (a)(47) of Post-Effective Amendment No. 78; Articles Supplementary to Articles of Incorporation, dated December 23, 2015, which are incorporated by reference to Exhibit (a)(48) of Post-Effective Amendment No. 79; Articles Supplementary to Articles of Incorporation, dated March 28, 2016, which are incorporated by reference to Exhibit (a)(49) of Post-Effective Amendment No. 83; Articles Supplementary to Articles of Incorporation, dated June 16, 2016, which are incorporated herein by reference to Exhibit (a)(50) of Post-Effective Amendment No. 86; Articles Supplementary to Articles of Incorporation, dated September 20, 2016, which are incorporated herein by reference to Exhibit (a)(52) of Post-Effective Amendment No. 89; Articles Supplementary to Articles of Incorporation, dated December 15, 2016, which are incorporated herein by reference to Exhibit (a)(53) of Post-Effective Amendment No. 90; Articles Supplementary to Articles of Incorporation, dated June 15, 2017, which are incorporated herein by reference to Exhibit (a)(55) of Post-Effective Amendment No. 97; Articles Supplementary to Articles of Incorporation, dated December 14, 2017, which are incorporated herein by reference to Exhibit (a)(56) of Post-Effective Amendment No. 100;

Articles Supplementary to Articles of Incorporation, dated September 18, 2018, which are incorporated herein by reference to Exhibit (a)(58) of Post-Effective Amendment No. 102; Articles Supplementary to Articles of Incorporation, dated December 13, 2018, which are incorporated herein by reference to Exhibit (a)(60) of Post-Effective Amendment No. 105; and Sections (7) and (11) of Article II, Article VII and Section (3) of Article VIII of Registrant’s By-Laws which are incorporated herein by reference to Exhibit 2 of Post-Effective Amendment No. 17.

(d)	(1)	Investment Advisory Agreement between Registrant and The Glenmede Trust Company, dated October 25, 1988, is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 17.

	(2)	Amendment No. 1, dated September 13, 1994, to Investment Advisory Agreement between Registrant and The Glenmede Trust Company is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 17.

	(3)	Investment Advisory Agreement between the Registrant and The Glenmede Trust Company relating to the Small Cap Equity Portfolio (formerly, the Small Capitalization Equity Portfolio), dated January 1, 1998, is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 27.

	(4)	Assumption and Guarantee, dated September 1, 2000, between The Glenmede Trust Company and Glenmede Advisers, Inc. with respect to the Investment Advisory Agreement between Registrant and The Glenmede Trust Company relating to the Government Cash, Tax-Exempt Cash, Core Fixed Income, Strategic Equity, International and Large Cap Value Portfolios is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on February 28, 2001 (“Post-Effective Amendment No. 32”).

	(5)	Assumption and Guarantee, dated September 1, 2000, between The Glenmede Trust Company and Glenmede Advisers, Inc. with respect to the Investment Advisory Agreement between Registrant and The Glenmede Trust Company relating to the Small Cap Equity Portfolio is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 32.

	(6)	Investment Advisory Agreement, dated as of February 27, 2004, between Registrant and Glenmede Advisers, Inc. relating to Large Cap 100 Portfolio is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 39.

	(7)	Investment Advisory Agreement, dated as of February 27, 2004, between Registrant and Glenmede Advisers, Inc. relating to Large Cap Growth Portfolio is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 39.

	(8)	Amendment No. 2 to Investment Advisory Agreement, dated as of August 1, 2005, between Registrant and Glenmede Advisers, Inc. relating to Core Fixed Income Portfolio, International Portfolio, Large Cap Value Portfolio and Strategic Equity Portfolio is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 40.

	(9)	Investment Advisory Agreement, dated September 26, 2006, between Registrant and Glenmede Advisers, Inc. relating to Total Market Long/Short Portfolio is incorporated herein by reference to Exhibit (d)(25) of Post-Effective Amendment No. 43.

(10)	Investment Advisory Agreement, dated September 26, 2006, between Registrant and Glenmede Advisers, Inc. relating to Absolute Return Portfolio is incorporated herein by reference to Exhibit (d)(24) of Post-Effective Amendment No. 43.

(11)	Amendment to Investment Advisory Agreements, dated as of January 1, 2007, among the Registrant, Glenmede Advisers, Inc., and Glenmede Investment Management LP, relating to the Government Cash, Tax-Exempt Cash, Core Fixed Income (formerly, Intermediate Government), Strategic Equity (formerly, Equity), International, Large Cap Value (formerly, Model Equity), U.S. Emerging Growth (formerly, Small Capitalization Growth), Small Cap Equity (formerly, Small Capitalization Equity), Large Cap Growth, Large Cap 100, Absolute Return and Total Market Long/Short Portfolios is incorporated herein by reference to Exhibit (d)(28) of Post-Effective Amendment No. 44.

(12)	Investment Advisory Agreement between Registrant and Glenmede Investment Management LP, relating to Secured Options Portfolio is incorporated herein by reference to Exhibit (d)(32) of Post-Effective Amendment No. 50.

(13)	Investment Advisory Agreement, dated September 28, 2012, between Registrant and Glenmede Investment Management LP, relating to the International Secured Options Portfolio is incorporated by reference to Exhibit (d)(43) of Post-Effective Amendment No. 58.

(14)	Investment Advisory Agreement, dated December 22, 2015, between Registrant and Glenmede Investment Management LP, relating to the Women in Leadership U.S. Equity Portfolio is incorporated herein by reference to Exhibit (d)(67) of Post-Effective Amendment No. 79.

(15)	Investment Advisory Agreement, dated December 22, 2015, between Registrant and Glenmede Investment Management LP, relating to the Responsible ESG U.S. Equity Portfolio is incorporated herein by reference to Exhibit (d)(68) of Post-Effective Amendment No. 79.

(16)	Investment Advisory Agreement, dated December 22, 2015, between Registrant and Glenmede Investment Management LP, relating to the High Yield Municipal Portfolio is incorporated herein by reference to Exhibit (d)(69) of Post-Effective Amendment No. 79.

(17)	Investment Advisory Agreement, dated June 29, 2016, between Registrant and Glenmede Investment Management LP, relating to the Short Term Tax Aware Fixed Income Portfolio is incorporated herein by reference to Exhibit (d)(81) of Post-Effective Amendment No. 84 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on June 29, 2016 (“Post-Effective Amendment No. 84”).

(18)	Investment Advisory Agreement between Registrant and Glenmede Investment Management LP, relating to the Equity Income Portfolio is incorporated herein by reference to Exhibit (d)(83) of Post-Effective Amendment No. 90.

(19)	Investment Advisory Agreement between Registrant and Glenmede Investment Management LP, relating to the Quantitative U.S. Large Cap Value Equity Portfolio is incorporated herein by reference to Exhibit (d)(92) of Post-Effective Amendment No. 98 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) filed with the SEC on November 13, 2017 (“Post-Effective Amendment No. 98”).

(20)	Investment Advisory Agreement between Registrant and Glenmede Investment Management LP, relating to the Quantitative U.S. Small Cap Equity Portfolio is incorporated herein by reference to Exhibit (d)(93) of Post-Effective Amendment No. 98.

(21)	Form of Investment Advisory Agreement between Registrant and Glenmede Investment Management LP, relating to the Muni Enrichment Portfolio, is filed herewith.

(22)	Amendment No. 1, dated May 9, 2022, to Investment Advisory Agreement between Registrant and Glenmede Investment Management, L.P. relating to the High Yield Municipal Portfolio is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 113.

(23)	Sub-Investment Advisory Agreement dated May 9, 2022, between Glenmede Investment Management, L.P., and AllianceBernstein L.P. is incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 113.

(24)	Contractual Fee Waiver Agreement, dated February 1, 2023, between Registrant and Glenmede Investment Management LP, relating to Quantitative U.S. Long/Short Equity Portfolio and the Quantitative U.S. Total Market Equity Portfolio is incorporated herein by reference to Exhibit (d)(23) of Post-Effective Amendment No. 114 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) filed with the SEC on February 27, 2023 (“Post-Effective Amendment No. 114”).

(25)	Contractual Fee Waiver Agreement, dated February 1, 2023, between Registrant and Glenmede Investment Management LP, relating to the Equity Income Portfolio is incorporated herein by reference to Exhibit (d)(24) of Post-Effective Amendment No. 114.

(26)	Contractual Fee Waiver Agreement, dated February 1, 2023, between Registrant and Glenmede Investment Management LP, relating to the Responsible ESG U.S. Equity Portfolio is incorporated herein by reference to Exhibit (d)(25) of Post-Effective Amendment No. 114.

(27)	Contractual Fee Waiver Agreement, dated February 1, 2023, between Registrant and Glenmede Investment Management LP, relating to the Women in Leadership U.S. Equity Portfolio is incorporated herein by reference to Exhibit (d)(26) of Post-Effective Amendment No. 114.

(28)	Contractual Fee Waiver Agreement, dated February 1, 2023, between Registrant and Glenmede Investment Management LP, relating to the Quantitative International Equity Portfolio is incorporated herein by reference to Exhibit (d)(27) of Post-Effective Amendment No. 114.

(29)	Contractual Fee Waiver Agreement, dated February 1, 2023, between Registrant and Glenmede Investment Management LP, relating to the Short Term Tax Aware Fixed Income Portfolio is incorporated herein by reference to Exhibit (d)(28) of Post-Effective Amendment No. 114.

(30)	Contractual Fee Waiver Agreement, dated February 1, 2023, between Registrant and Glenmede Investment Management LP, relating to the Global Secured Options Portfolio is incorporated herein by reference to Exhibit (d)(29) of Post-Effective Amendment No. 114.

	(31)	Contractual Fee Waiver Agreement, dated February 1, 2023, between Registrant and Glenmede Investment Management LP, relating to the Quantitative U.S. Large Cap Value Equity Portfolio is incorporated herein by reference to Exhibit (d)(30) of Post-Effective Amendment No. 114.

	(32)	Contractual Fee Waiver Agreement, dated February 1, 2023, between Registrant and Glenmede Investment Management LP, relating to the Quantitative U.S. Small Cap Equity Portfolio is incorporated herein by reference to Exhibit (d)(31) of Post-Effective Amendment No. 114.

	(33)	Form of Contractual Expense Reimbursement Agreement between Registrant and Glenmede Investment Management LP, relating to the Muni Enrichment Portfolio, is filed herewith.

(e)	(1)	Distribution Agreement, dated March 31, 2020, by and between the Registrant, Quasar Distributors, LLC and Glenmede Investment Management LP is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 111.

	(2)	Distribution Agreement, dated September 30, 2021, by and between the Registrant, Quasar Distributors, LLC and Glenmede Investment Management LP is incorporated herein by reference to Exhibit (e)(2) of Post-Effective No. 112.

	(3)	First Amendment to the Distribution Agreement, dated June 21, 2022, by and between the Registrant, Quasar Distributors, LLC and Glenmede Investment Management LP, is filed herewith.

	(4)	Form of Second Amendment to the Distribution Agreement, dated [ ], 2023, by and between the Registrant, Quasar Distributors, LLC and Glenmede Investment Management LP, is filed herewith.

(f)		Not Applicable.

(g)	(1)	Custody Agreement, dated as of September 1, 2001, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 33.

	(2)	Delegation Agreement, dated as of September 1, 2001, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 33.

	(3)	Amendment to Custody Agreement, effective March 28, 2003, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g)(5) of Post-Effective Amendment No. 36.

	(4)	First Amendment to Custody Agreement, dated as of December 10, 2003, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g)(5) of Post-Effective Amendment No. 37 to registrant’s Registration Statement on Form N1-A (Nos. 33-22884/811-5577) filed with the SEC on February 27, 2004 (“Post-Effective Amendment No. 37”).

	(5)	Second Amendment to Custody Agreement, dated September 19, 2006, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g)(5) of Post-Effective Amendment No. 43.

(6)	Transfer Agency Agreement, dated as of September 1, 2001, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g)(4) of Post-Effective Amendment No. 33.

(7)	First Amendment to Transfer Agency Agreement, dated as of December 10, 2003, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g)(6) of Post-Effective Amendment No. 37.

(8)	Second Amendment to Transfer Agency Agreement, dated September 19, 2006, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g)(8) of Post-Effective Amendment No. 43.

(9)	Third Amendment to Custody Agreement between Registrant and State Street Bank and Trust Company adding the Secured Options Portfolio, is incorporated herein by reference to Exhibit (g)(9) of Post-Effective Amendment No. 50.

(10)	Third Amendment to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company adding the Secured Options Portfolio, is incorporated herein by reference to Exhibit (g)(10) of Post-Effective Amendment No. 50.

(11)	Fifth Amendment to Custody Agreement between Registrant and State Street Bank and Trust Company adding the International Secured Options Portfolio, is incorporated herein by reference to Exhibit (g)(13) of Post-Effective Amendment No. 58.

(12)	Fifth Amendment to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company adding International Secured Options Portfolio, is incorporated herein by reference to Exhibit (g)(14) of Post-Effective Amendment No. 58.

(13)	Sixth Amendment to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(15) of Post-Effective Amendment No. 62.

(14)	Seventh Amendment to Custody Agreement between Registrant and State Street Bank and Trust Company adding the Women in Leadership U.S. Equity Portfolio, Responsible ESG U.S. Equity Portfolio and High Yield Municipal Portfolio, is incorporated herein by reference to Exhibit (g)(18) of Post-Effective Amendment No. 79.

(15)	Eighth Amendment to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company adding the Women in Leadership U.S. Equity Portfolio, Responsible ESG U.S. Equity Portfolio and High Yield Municipal Portfolio, is incorporated herein by reference to Exhibit (g)(19) of Post-Effective Amendment No. 79.

(16)	Eighth Amendment to Custody Agreement between Registrant and State Street Bank and Trust Company adding the Short Term Tax Aware Fixed Income Portfolio is incorporated herein by reference to Exhibit (g)(20) of Post-Effective Amendment No. 84.

	(17)	Ninth Amendment to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company adding the Short Term Tax Aware Fixed Income Portfolio is incorporated herein by reference to Exhibit (g)(21) of Post-Effective Amendment No. 84.

	(18)	Ninth Amendment to Custody Agreement between Registrant and State Street Bank and Trust Company adding the Equity Income Portfolio is incorporated herein by reference to Exhibit (g)(22) of Post-Effective Amendment No. 90.

	(19)	Tenth Amendment to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company adding the Equity Income Portfolio is incorporated herein by reference to Exhibit (g)(23) of Post-Effective Amendment No. 90.

	(20)	Tenth Amendment to Custody Agreement between Registrant and State Street Bank and Trust Company adding the Quantitative U.S. Large Cap Value Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio is incorporated herein by reference to Exhibit (g)(24) of Post-Effective Amendment No. 98.

	(21)	Eleventh Amendment to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company adding the Quantitative U.S. Large Cap Value Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio is incorporated herein by reference to Exhibit (g)(25) of Post-Effective Amendment No. 98.

	(22)	Form of Twelfth Amendment to Custody Agreement between Registrant and State Street Bank and Trust Company adding the Muni Enrichment Portfolio is filed herewith.

	(23)	Form of Thirteenth Amendment to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company adding the Muni Enrichment Portfolio is filed herewith.

(h)	(1)	Administration Agreement, dated as of September 1, 2001, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 33.

	(2)	First Amendment to Administration Agreement, dated as of December 10, 2003, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 37.

	(3)	Second Amendment to Administration Agreement, dated September 26, 2006, between Registrant and Investors Bank & Trust Company, is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 43.

	(4)	Amended and Restated Shareholder Servicing Plan and related Agreement, dated September 26, 2006, between the Registrant and The Glenmede Trust Company N.A. is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 43.

(5)	Securities Lending Agency Agreement, dated September 1, 2001, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 43.

(6)	Amendment No. 1 to Securities Lending Agency Agreement, dated as of February 28, 2004, between Registrant and Investors Bank & Trust Company, is incorporated herein by reference to Exhibit (h)(6) of Post-Effective Amendment No. 43.

(7)	Amendment No. 2 to Securities Lending Agency Agreement, dated as of September 19, 2006, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (h)(7) of Post-Effective Amendment No. 43.

(8)	Securities Lending Authorization Agreement, dated as of September 1, 2007, between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(8) of Post-Effective Amendment No. 45.

(9)	Termination and Renewal Agreement, dated as of August 1, 2007, between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(9) of Post-Effective Amendment No. 45.

(10)	First Amendment to Securities Lending Authorization Agreement, dated as of October 15, 2009, between Registrant and State Street Bank and Trust Company, is incorporated herein by reference to Exhibit (h)(10) of Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) filed with the SEC on December 17, 2009 (“Post-Effective Amendment No. 47”).

(11)	Securities Lending and Services Agreement, dated as of October 15, 2009, between the Registrant, on behalf of its Long/Short Portfolio and Total Market Portfolio and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(11) of Post-Effective Amendment No. 47.

(12)	Amended and Restated Amended Shareholder Servicing Plan and related Agreement, is incorporated herein by reference to Exhibit (h)(12) of Post-Effective Amendment No. 50.

(13)	Third Amendment to Administration Agreement between Registrant and State Street Bank and Trust Company adding the Secured Options Portfolio, is incorporated herein by reference to Exhibit (h)(13) of Post-Effective Amendment No. 50.

(14)	Second Amendment to Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company adding the Secured Options Portfolio, is incorporated herein by reference to Exhibit (h)(14) of Post-Effective Amendment No. 50.

(15)	Purchasing Fund Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(18) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 53. filed with the SEC on February 25, 2011.

(16)	Amended and Restated Amended Shareholder Servicing Plan and related Agreement, is incorporated herein by reference to Exhibit (h)(19) of Post-Effective Amendment No. 58.

(17)	Fifth Amendment to Administration Agreement between Registrant and State Street Bank and Trust Company adding the International Secured Options Portfolio, is incorporated herein by reference to Exhibit (h)(20) of Post-Effective Amendment No. 58.

(18)	Fourth Amendment to Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company adding the International Secured Options Portfolio, is incorporated herein by reference to Exhibit (h)(21) of Post-Effective Amendment No. 58.

(19)	Seventh Amendment to the Administration Agreement, dated July 14, 2015, between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(25) of Post-Effective Amendment No. 78.

(20)	Amended and Restated Amended Shareholder Servicing Plan and related Agreement, is incorporated herein by reference to Exhibit (h)(27) of Post-Effective Amendment No. 79.

(21)	Eighth Amendment to Administration Agreement between Registrant and State Street Bank and Trust Company adding the Women in Leadership U.S. Equity Portfolio, Responsible ESG U.S. Equity Portfolio and High Yield Municipal Portfolio, is incorporated herein by reference to Exhibit (h)(28) of Post-Effective Amendment No. 79.

(22)	Sixth Amendment to Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company adding the Women in Leadership U.S. Equity Portfolio and Responsible ESG U.S. Equity Portfolio, is incorporated herein by reference to Exhibit (h)(29) of Post-Effective Amendment No. 79.

(23)	Amended and Restated Amended Shareholder Servicing Plan and related Agreement is incorporated herein by reference to Exhibit (h)(30) of Post-Effective Amendment No. 84.

(24)	Ninth Amendment to Administration Agreement between Registrant and State Street Bank and Trust Company adding the Short Term Tax Aware Fixed Income Portfolio is incorporated herein by reference to Exhibit (h)(31) of Post-Effective Amendment No. 84.

(25)	Seventh Amendment to Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(32) of Post-Effective Amendment No. 89.

(26)	Amended and Restated Amended Shareholder Servicing Plan and related Agreement is incorporated herein by reference to Exhibit (h)(33) of Post-Effective Amendment No. 90.

(27)	Tenth Amendment to Administration Agreement between Registrant and State Street Bank and Trust Company adding the Equity Income Portfolio is incorporated herein by reference to Exhibit (h)(34) of Post-Effective Amendment No. 90.

(28)	Eighth Amendment to Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company adding the Equity Income Portfolio is incorporated herein by reference to Exhibit (h)(35) of Post-Effective Amendment No. 90.

(29)	Amended and Restated Amended Shareholder Servicing Plan and related Agreement is incorporated herein by reference to Exhibit (h)(36) of Post-Effective Amendment No. 98.

(30)	Eleventh Amendment to Administration Agreement between Registrant and State Street Bank and Trust Company adding the Quantitative U.S. Large Cap Value Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio is incorporated herein by reference to Exhibit (h)(37) of Post-Effective Amendment No. 98.

(31)	Ninth Amendment to Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(38) of Post-Effective Amendment No. 97.

(32)	Tenth Amendment to Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company adding the Quantitative U.S. Large Cap Value Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio is incorporated herein by reference to Exhibit (h)(39) of Post-Effective Amendment No. 98.

(33)	Second Amendment to Securities Lending and Services Agreement, dated as of December 20, 2017, between the Registrant, on behalf of its Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio and Alternative Risk Premia Portfolio, and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(42) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 107 filed with the SEC on February 28, 2019.

(34)	Amended and Restated Amended Shareholder Servicing Plan and related Agreement is incorporated herein by reference to Exhibit (h)(34) of Post-Effective Amendment No. 111.

(35)	Amended and Restated Amended Shareholder Servicing Plan and related Agreement is incorporated herein by reference to Exhibit (h)(35) of Post-Effective No. 112.

(36)	Fund of Funds Investment Agreement dated January 19, 2022 between the Registrant, SPDR S&P 500 ETF Trust and SPDR Down Jones Industrial Average ETF Trust is incorporated herein by reference to Exhibit (h)(36) of Post-Effective No. 112.

(37)	Fund of Funds Investment Agreement dated January 19, 2022 between the Registrant, SPDR Series Trust, SPDR Index Shares Funds and SSGA Active Trust is incorporated herein by reference to Exhibit (h)(37) of Post-Effective No. 112.

	(38)	Fund of Funds Investment Agreement dated January 19, 2022 between the Registrant and The Select Sector SPDR Trust is incorporated herein by reference to Exhibit (h)(38) of Post-Effective No. 112.

	(39)	Fund of Funds Investment Agreement dated January 19, 2022 between the Registrant, Vanguard Index Funds, Vanguard International Equity Index Funds, Vanguard Malvern Funds, Vanguard Scottsdale Funds, Vanguard Specialized Funds and Vanguard STAR Funds is incorporated herein by reference to exhibit (h)(39) of Post-Effective No. 112.

	(40)	Fund of Funds Investment Agreement dated January 19, 2022 between the Registrant, BlackRock ETF Trust, BlackRock ETF Trust II, iShares Trust, iShares, Inc. and iShares U.S. ETF Trust is incorporated herein by reference to exhibit (h)(40) of Post-Effective No. 112.

	(41)	Amended and Restated Shareholder Servicing Plan and related Agreement is incorporated herein by reference to Exhibit (h)(41) of Post-Effective Amendment No. 113.

	(42)	Fund of Funds Investment Agreement dated January 19, 2022 between the Registrant, on behalf of the Glenmede Secured Options Portfolio and First Trust Alternative Opportunities Fund is incorporated herein by reference to Exhibit (h)(42) of Post-Effective Amendment No. 113.

	(43)	Form of Thirteenth Amendment to Administration Agreement between Registrant and State Street Bank and Trust Company adding the Muni Enrichment Portfolio is filed herewith.

(i)	(1)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) as filed with the SEC on December 30, 1997 (“Post-Effective Amendment No. 25”).

	(2)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(2) of Post-Effective Amendment No. 29.

	(3)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(4) of Post-Effective Amendment No. 36.

	(4)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(4) of Post-Effective Amendment No. 42.

	(5)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(5) of Post-Effective Amendment No. 50.

	(6)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(6) of Post-Effective Amendment No. 52.

	(7)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(7) of Post-Effective Amendment No. 58.

	(8)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(8) of Post-Effective Amendment No. 65.

	(9)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(9) of Post-Effective Amendment No. 76.

	(10)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(10) of Post-Effective Amendment No. 79.

	(11)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(11) of Post-Effective Amendment No. 84.

	(12)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(12) of Post-Effective Amendment No. 86.

	(13)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(13) of Post-Effective Amendment No. 90.

	(14)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(14) of Post-Effective Amendment No. 98.

	(15)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(15) of Post-Effective Amendment No. 102.

	(16)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(16) of Post-Effective Amendment No. 105.

(j)	(1)	Consent of Faegre Drinker Biddle & Reath LLP is filed herewith.

	(2)	Not Applicable.

(k)	Not Applicable.

(l)	(1)	Purchase Agreement, dated February 27, 2004, between Registrant and The Glenmede Trust Company relating to the Large Cap 100 Portfolio and Large Cap Growth Portfolio is incorporated herein by reference to Exhibit (l)(2) of Post-Effective Amendment No. 39.

	(2)	Purchase Agreement, dated September 26, 2006, between Registrant and The Glenmede Trust Company, N.A. relating to the Absolute Return Portfolio and Total Market Long/Short Portfolio is incorporated herein by reference to Exhibit (l)(3) of Post-Effective Amendment No. 43.

	(3)	Purchase Agreement between Registrant and The Glenmede Trust Company, N.A. relating to the Secured Options Portfolio is incorporated herein by reference to Exhibit (l)(4) of Post-Effective Amendment No. 50.

	(4)	Purchase Agreement between Registrant and The Glenmede Trust Company, N.A., relating to the International Secured Options Portfolio, is incorporated herein by reference to Exhibit (l)(7) of Post-Effective Amendment No. 58.

	(5)	Purchase Agreement between Registrant and The Glenmede Trust Company, N.A., relating to the Women in Leadership U.S. Equity Portfolio, is incorporated herein by reference to Exhibit (l)(9) of Post-Effective Amendment No. 79.

	(6)	Purchase Agreement between Registrant and The Glenmede Trust Company, N.A., relating to the Responsible ESG U.S. Equity Portfolio, is incorporated herein by reference to Exhibit (l)(10) of Post-Effective Amendment No. 79.

	(7)	Purchase Agreement between Registrant and The Glenmede Trust Company, N.A., relating to the High Yield Municipal Portfolio, is incorporated herein by reference to Exhibit (l)(11) of Post-Effective Amendment No. 79.

	(8)	Purchase Agreement between Registrant and The Glenmede Trust Company, N.A., relating to the Short Term Tax Aware Fixed Income Portfolio, is incorporated herein by reference to Exhibit (l)(12) of Post-Effective Amendment No. 84.

	(9)	Purchase Agreement between Registrant and The Glenmede Corporation, relating to the Equity Income Portfolio, is incorporated herein by reference to Exhibit (l)(13) of Post-Effective Amendment No. 90.

	(10)	Purchase Agreement between Registrant and The Glenmede Corporation, relating to the Quantitative U.S. Large Cap Value Equity Portfolio is incorporated herein by reference to Exhibit (l)(14) of Post-Effective Amendment No. 98.

	(11)	Purchase Agreement between Registrant and The Glenmede Corporation, relating to the Quantitative U.S. Small Cap Equity Portfolio is incorporated herein by reference to Exhibit (l)(15) of Post-Effective Amendment No. 98.

	(12)	Purchase Agreement between Registrant and The Glenmede Corporation, relating to the Muni Enrichment Portfolio, to be filed by subsequent amendment.

(m)	Not Applicable.

(n)	(1)	Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System dated September 18, 2013 is incorporated herein by reference to Exhibit (n) of Post-Effective Amendment No. 62.

	(2)	Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System adding the Large Cap Core Portfolio and Large Cap Growth Portfolio, dated June 11, 2015, is incorporated herein by reference to Exhibit (n)(3) of Post-Effective Amendment No. 76.

	(3)	Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System adding the Secured Options Portfolio, dated June 16, 2016, is incorporated herein by reference to Exhibit (n)(4) of Post-effective Amendment No. 86.

	(4)	Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System adding the Quantitative U.S. Long/Short Equity Portfolio, dated December 14, 2018, is incorporated herein by reference to Exhibit (n)(5) of Post-effective Amendment No. 105.

(o)	Reserved.

(p)	(1)	Revised Code of Ethics of The Glenmede Fund, Inc. and The Glenmede Portfolios is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 79.

	(2)	Amended Code of Ethics of Glenmede Investment Management LP is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 62.

	(3)	Code of Ethics of AllianceBernstein L.P. is incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 113.

(q)	(1)	Powers of Attorney for H. Franklin Allen, Susan W. Catherwood, William L. Cobb, Jr., Andrew Phillips, Mary Ann B. Wirts and Harry Wong are incorporated herein by reference to Exhibit (q)(1) of Post-Effective Amendment No. 113.

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

Item 29.	Persons Controlled by or Under Common Control with Registrant

Registrant is not controlled by or under common control with any person. Registrant is controlled by its Board of Directors.

Item 30.	Indemnification

Reference is made to Article Ten of the Registrant’s Amended and Restated Articles of Incorporation, incorporated herein by reference to Exhibit 1. Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Advisor

(a)	Glenmede Investment Management LP

Reference is made to the caption of “Investment Advisor” in the Prospectuses in Part A of this Registration Statement and “Investment Advisory and Other Services” in Part B of this Registration Statement.

Set forth below is a list of all of the directors, senior officers and those officers primarily responsible for Registrant’s affairs and, with respect to each such person, the name and business address of the Company (if any) with which such person has been connected at any time since October 31, 2019, as well as the capacity in which such person was connected.

Name and Position with Glenmede Investment Management LP	Business Address of other Company	Connection with other Company

Gordon B. Fowler, Managing Director and Chief Executive Officer	The Glenmede Trust Company, N.A.	Chief Executive Officer, Chief Investment Officer and Board Member

	Church Pension Fund	Trustee
	Curtis Institute of Music	Trustee
	Widows Corporation	Trustee

Peter Zuleba, Managing Director, President and Director of Investment Management	The Glenmede Trust Company, N.A.	President, Director of Investment Management and Board Member
	Philadelphia Health Partnership	Board Member
	St. James School	Board Member

Raj Tewari, Managing Director and Chief Operating Officer	The Glenmede Trust Company, N.A.	Managing Director and Chief Operating Officer
	Heights Philadelphia	Board Member

John F. McCabe, Managing Director and General Counsel	The Glenmede Trust Company, N.A.	Managing Director and General Counsel
	Support Center for Child Advocates	Board Member

(b)	AllianceBernstein L.P.

Reference is made to the caption of “Investment Advisor” in the Prospectuses in Part A of this Registration Statement and “Investment Advisory and Other Services” in Part B of this Registration Statement.

Item 32.	Principal Underwriters

[To be updated by subsequent amendment]

(a)	Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	Aasgard Small & Mid Cap Fund, Series of Advisors Series Trust
2.	American Trust Allegiance Fund, Series of Advisors Series Trust
3.	Capital Advisors Growth Fund, Series of Advisors Series Trust
4.	Chase Growth Fund, Series of Advisors Series Trust
5.	Davidson Multi Cap Equity Fund, Series of Advisors Series Trust
6.	Edgar Lomax Value Fund, Series of Advisors Series Trust
7.	First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust
8.	First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust
9.	Fort Pitt Capital Total Return Fund, Series of Advisors Series Trust
10.	Huber Large Cap Value Fund, Series of Advisors Series Trust
11.	Huber Mid Cap Value Fund, Series of Advisors Series Trust
12.	Huber Select Large Cap Value Fund, Series of Advisors Series Trust
13.	Huber Small Cap Value Fund, Series of Advisors Series Trust
14.	Logan Capital International Fund, Series of Advisors Series Trust
15.	Logan Capital Large Cap Core Fund, Series of Advisors Series Trust
16.	Logan Capital Large Cap Growth Fund, Series of Advisors Series Trust
17.	Logan Capital Small Cap Growth Fund, Series of Advisors Series Trust
18.	O’Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
19.	PIA BBB Bond Fund, Series of Advisors Series Trust
20.	PIA High Yield Fund, Series of Advisors Series Trust
21.	PIA High Yield Managed Account Completion Shares (MACS) Fund, Series of Advisors Series Trust
22.	PIA MBS Bond Fund, Series of Advisors Series Trust
23.	PIA Short-Term Securities Fund, Series of Advisors Series Trust
24.	Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
25.	Poplar Forest Partners Fund, Series of Advisors Series Trust
26.	Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
27.	Pzena International Small Cap Value Fund, Series of Advisors Series Trust
28.	Pzena International Value Fund, Series of Advisors Series Trust
29.	Pzena Mid Cap Value Fund, Series of Advisors Series Trust
30.	Pzena Small Cap Value Fund, Series of Advisors Series Trust
31.	Reverb ETF, Series of Advisors Series Trust
32.	Scharf Fund, Series of Advisors Series Trust
33.	Scharf Global Opportunity Fund, Series of Advisors Series Trust
34.	Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
35.	Semper MBS Total Return Fund, Series of Advisors Series Trust
36.	Semper Short Duration Fund, Series of Advisors Series Trust
37.	Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
38.	Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
39.	VegTech Plant-based Innovation & Climate ETF, Series of Advisors Series Trust
40.	The Aegis Funds
41.	Allied Asset Advisors Funds
42.	Angel Oak Funds Trust
43.	Angel Oak Strategic Credit Fund

44.	Barrett Opportunity Fund, Inc.
45.	Bridges Investment Fund, Inc.
46.	Brookfield Investment Funds
47.	Buffalo Funds
48.	Cushing( Mutual Funds Trust
49.	DoubleLine Funds Trust
50.	EA Series Trust (f/k/a Alpha Architect ETF Trust)
51.	Ecofin Tax-Advantaged Social Impact Fund, Inc.
52.	AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series Solutions
53.	AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
54.	AAM S&P 500 Emerging Markets High Dividend Value ETF, Series of ETF Series Solutions
55.	AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
56.	AAM S&P Developed Markets High Dividend Value ETF, Series of ETF Series Solutions
57.	AAM Transformers ETF, Series of ETF Series Solutions
58.	AlphaMark Actively Managed Small Cap ETF, Series of ETF Series Solutions
59.	Aptus Collared Income Opportunity ETF, Series of ETF Series Solutions
60.	Aptus Defined Risk ETF, Series of ETF Series Solutions
61.	Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
62.	Aptus Enhanced Yield ETF, Series of ETF Series Solutions
63.	Blue Horizon BNE ETF, Series of ETF Series Solutions
64.	BTD Capital Fund, Series of ETF Series Solutions
65.	Carbon Strategy ETF, Series of ETF Series Solutions
66.	ClearShares OCIO ETF, Series of ETF Series Solutions
67.	ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
68.	ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
69.	Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions
70.	Distillate Small/Mid Cash Flow ETF, Series of ETF Series Solutions
71.	Distillate U.S. Fundamental Stability & Value ETF, Series of ETF Series Solutions
72.	ETFB Green SRI REITs ETF, Series of ETF Series Solutions
73.	Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions
74.	Hoya Capital Housing ETF, Series of ETF Series Solutions
75.	iBET Sports Betting & Gaming ETF, Series of ETF Series Solutions
76.	International Drawdown Managed Equity ETF, Series of ETF Series Solutions
77.	LHA Market State Alpha Seeker ETF, Series of ETF Series Solutions
78.	LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
79.	LHA Market State Tactical Q ETF, Series of ETF Series Solutions
80.	Loncar Cancer Immunotherapy ETF, Series of ETF Series Solutions
81.	Loncar China BioPharma ETF, Series of ETF Series Solutions
82.	McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
83.	Nationwide Dow Jones® Risk-Managed Income ETF, Series of ETF Series Solutions
84.	Nationwide Nasdaq-100 Risk-Managed Income ETF, Series of ETF Series Solutions
85.	Nationwide Russell 2000® Risk-Managed Income ETF, Series of ETF Series Solutions
86.	Nationwide S&P 500® Risk-Managed Income ETF, Series of ETF Series Solutions
87.	NETLease Corporate Real Estate ETF, Series of ETF Series Solutions
88.	Opus Small Cap Value ETF, Series of ETF Series Solutions
89.	PSYK ETF, Series of ETF Series Solutions
90.	Roundhill Acquirers Deep Value ETF, Series of ETF Series Solutions
91.	The Acquirers Fund, Series of ETF Series Solutions
92.	U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
93.	U.S. Global JETS ETF, Series of ETF Series Solutions
94.	U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions
95.	US Vegan Climate ETF, Series of ETF Series Solutions

96.	First American Funds, Inc.
97.	FundX Investment Trust
98.	The Glenmede Fund, Inc.
99.	The Glenmede Portfolios
100.	The GoodHaven Funds Trust
101.	Greenspring Fund, Incorporated
102.	Harding, Loevner Funds, Inc.
103.	Hennessy Funds Trust
104.	Horizon Funds
105.	Hotchkis & Wiley Funds
106.	Intrepid Capital Management Funds Trust
107.	Jacob Funds Inc.
108.	The Jensen Quality Growth Fund Inc.
109.	Kirr, Marbach Partners Funds, Inc.
110.	Core Alternative ETF, Series of Listed Funds Trust
111.	Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
112.	Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
113.	LKCM Funds
114.	LoCorr Investment Trust
115.	Lord Asset Management Trust
116.	MainGate Trust
117.	ATAC Rotation Fund, Series of Managed Portfolio Series
118.	Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
119.	Ecofin Global Energy Transition Fund, Series of Managed Portfolio Series
120.	Ecofin Global Renewables Infrastructure Fund, Series of Managed Portfolio Series
121.	Ecofin Global Water ESG Fund, Series of Managed Portfolio Series
122.	Ecofin Sustainable Water Fund, Series of Managed Portfolio Series
123.	Great Lakes Disciplined Equity Fund, Series of Managed Portfolio Series
124.	Great Lakes Large Cap Value Fund, Series of Managed Portfolio Series
125.	Great Lakes Small Cap Opportunity Fund, Series of Managed Portfolio Series
126.	Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series
127.	Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series
128.	Kensington Active Advantage Fund, Series of Managed Portfolio Series
129.	Kensington Dynamic Growth Fund, Series of Managed Portfolio Series
130.	Kensington Managed Income Fund, Series of Managed Portfolio Series
131.	LK Balanced Fund, Series of Managed Portfolio Series
132.	Muhlenkamp Fund, Series of Managed Portfolio Series
133.	Nuance Concentrated Value Fund, Series of Managed Portfolio Series
134.	Nuance Concentrated Value Long Short Fund, Series of Managed Portfolio Series
135.	Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
136.	Port Street Quality Growth Fund, Series of Managed Portfolio Series
137.	Principal Street High Income Municipal Fund, Series of Managed Portfolio Series
138.	Principal Street Short Term Municipal Fund, Series of Managed Portfolio Series
139.	Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
140.	Reinhart International PMV Fund, Series of Managed Portfolio Series
141.	Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
142.	Tortoise MLP & Energy Income Fund, Series of Managed Portfolio Series
143.	Tortoise MLP & Pipeline Fund, Series of Managed Portfolio Series
144.	Tortoise North American Pipeline Fund, Series of Managed Portfolio Series
145.	V-Shares MSCI World ESG Materiality and Carbon Transition ETF, Series of Managed Portfolio Series
146.	V-Shares US Leadership Diversity ETF, Series of Managed Portfolio Series

147.	Argent Small Cap Fund, Series of Manager Directed Portfolios
148.	Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios
149.	Hood River International Opportunity Fund, Series of Manager Directed Portfolios
150.	Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
151.	Mar Vista Strategic Growth Fund, Series of Manager Directed Portfolios
152.	Vert Global Sustainable Real Estate Fund, Series of Manager Directed Portfolios
153.	Matrix Advisors Funds Trust
154.	Matrix Advisors Value Fund, Inc.
155.	Monetta Trust
156.	Nicholas Equity Income Fund, Inc.
157.	Nicholas Fund, Inc.
158.	Nicholas II, Inc.
159.	Nicholas Limited Edition, Inc.
160.	Permanent Portfolio Family of Funds
161.	Perritt Funds, Inc.
162.	Procure ETF Trust II
163.	Professionally Managed Portfolios
164.	Prospector Funds, Inc.
165.	Provident Mutual Funds, Inc.
166.	Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
167.	Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
168.	Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
169.	Aquarius International Fund, Series of The RBB Fund, Inc.
170.	Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.
171.	Boston Partners Emerging Markets Dynamic Equity Fund, Series of The RBB Fund, Inc.
172.	Boston Partners Emerging Markets Fund, Series of The RBB Fund, Inc.
173.	Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
174.	Boston Partners Global Long/Short Fund, Series of The RBB Fund, Inc.
175.	Boston Partners Global Sustainability Fund, Series of The RBB Fund, Inc.
176.	Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
177.	Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
178.	Boston Partners Small Cap Value Fund II, Series of The RBB Fund, Inc.
179.	Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
180.	Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
181.	Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
182.	Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.
183.	Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.
184.	Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
185.	Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
186.	Optima Strategic Credit Fund, Series of The RBB Fund, Inc.
187.	SGI Global Equity Fund, Series of The RBB Fund, Inc.
188.	SGI Peak Growth Fund, Series of The RBB Fund, Inc.
189.	SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
190.	SGI Small Cap Core Fund, Series of The RBB Fund, Inc.
191.	SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
192.	SGI U.S. Small Cap Equity Fund, Series of The RBB Fund, Inc.
193.	US Treasury 10 Year Note ETF, Series of The RBB Fund, Inc.
194.	US Treasury 2 Year Note ETF, Series of The RBB Fund, Inc.
195.	US Treasury 3 Month Bill ETF, Series of The RBB Fund, Inc.
196.	WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.
197.	WPG Partners Small/Micro Cap Value Fund, Series of The RBB Fund, Inc.
198.	The RBB Fund Trust

199.	RBC Funds Trust
200.	Series Portfolios Trust
201.	Thompson IM Funds, Inc.
202.	TrimTabs ETF Trust
203.	Trust for Advised Portfolios
204.	Barrett Growth Fund, Series of Trust for Professional Managers
205.	Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
206.	Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
207.	CrossingBridge Low Duration High Yield Fund, Series of Trust for Professional Managers
208.	CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
209.	CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
210.	Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
211.	Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
212.	Jensen Quality Value Fund, Series of Trust for Professional Managers
213.	Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
214.	Terra Firma US Concentrated Realty Fund, Series of Trust for Professional Managers
215.	USQ Core Real Estate Fund
216.	Wall Street EWM Funds Trust
217.	Wisconsin Capital Funds, Inc.

(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 111 E. Kilbourn Ave., Suite 2200, Milwaukee, WI 53202.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	President/Manager	None

Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None

Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None

Jennifer A. Brunner	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Vice President and Chief Compliance Officer	None

Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

Susan L. LaFond	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Vice President/Chief Compliance Officer/Treasurer	None

(c)	Not applicable.

Item 33.	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), and the Rules thereunder will be maintained at the offices of:

(1)	Glenmede Investment Management LP
One Liberty Place
1650 Market Street, Suite 1200
Philadelphia, Pennsylvania 19103
(records relating to its functions as investment advisor)

(2)	AllianceBernstein L.P.
501 Commerce Street
Nashville, TN 37203
(records relating to its functions as sub-investment advisor to the High Yield Municipal Portfolio)

(3)	State Street Bank and Trust Company
1 Lincoln Street, Floor 8
SFC0805
Boston, MA 02111
(records relating to its functions as custodian, administrator, transfer agent, dividend disbursing agent, securities lending agent and short sales lending agent)

(4)	Quasar Distributors, LLC
111 East Kilbourn Avenue
Suite 2200
Milwaukee, WI 53202
(records relating to its functions as distributor)

(5)	Faegre Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, Pennsylvania 19103-6996
(Registrant’s minute books)

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

(a)

Registrant undertakes to comply with the provisions of Section 16(c) of the 1940 Act in regard to shareholders’ right to call a meeting of shareholders for the purpose of voting on the removal of directors and to assist in shareholder communications in such matters, to the extent required by law. Specifically, the Registrant will, if requested to do so by the holders of at least 10% of the Registrant’s outstanding shares, call a meeting of shareholders for the purpose of voting upon the question of the removal of directors, and the Registrant will assist in shareholder communications as required by Section 16(c) of the 1940 Act.

(b)	Registrant undertakes to furnish to each person to whom a prospectus is delivered, a copy of Registrant’s latest annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 115 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia, and Commonwealth of Pennsylvania on the 14th day of April, 2023.

THE GLENMEDE FUND, INC.

By	/s/ Kent E. Weaver
Kent E. Weaver
President
(Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 115 to the Registration Statement has been signed below by the following persons in the capacities indicated on the 14th day of April 2023.

Signature	Title	Date

* William L. Cobb, Jr.	Chairman	April 14, 2023

/s/ Kent E. Weaver Kent E. Weaver	President (Chief Executive Officer)	April 14, 2023

* H. Franklin Allen, Ph.D.	Director	April 14, 2023

* Susan W. Catherwood	Director	April 14, 2023

* Mary Ann B. Wirts	Director	April 14, 2023

* Harry Wong	Director	April 14, 2023

* Andrew Phillips	Director	April 14, 2023

/s/ Christopher E. McGuire Christopher E. McGuire	(Chief Financial Officer and Principal Financial Officer)	April 14, 2023

*By	/s/ Michael P. Malloy
Michael P. Malloy, Attorney-in-fact

EXHIBIT INDEX

Exhibit No.

(a)	(65)	Form of Articles Supplementary

(d)	(21)	Form of Investment Advisory Agreement between Registrant and Glenmede Investment Management LP

(d)	(33)	Form of Contractual Expense Reimbursement Agreement

(e)	(3)	First Amendment to the Distribution Agreement dated June 21, 2022

(e)	(4)	Form of Second Amendment to the Distribution Agreement

(g)	(22)	Form of Twelfth Amendment to Custody Agreement

(g)	(23)	Form of Thirteenth Amendment to Transfer Agency and Service Agreement

(h)	(43)	Form of Thirteenth Amendment to Administration Agreement

(j)	(1)	Consent of Faegre Drinker Biddle & Reath LLP